UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2346

Fidelity Commonwealth Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite® Index Tracking Stock

Annual Report

November 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Premium/Discount
Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on the Nasdaq stock market and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on the Nasdaq stock market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended November 30, 2004

From commencement of operations*
to November 30, 2004	Closing Market Price Below NAV		Closing Market Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	168	56.38%	121	40.60%
25 - <50	7	2.34%	2	0.68%
50 - <75	0	-	0	-
75 - <100	0	-	0	-
100 or greater	0	-	0	-
Total	175	58.72%	123	41.28%

* September 25, 2003

Annual Report

Performance: The Bottom Line

The fund's net asset value ("NAV") performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time (or NYSE if Nasdaq is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on the Nasdaq stock market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return - positive or negative - to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2004	Past 1 year	Life of FundA
Fidelity® Nasdaq Composite® Index Tracking Stock - NAV	6.94%	15.40%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	7.25%	15.51%
NASDAQ Composite® Index	7.51%	16.13%

Average Annual Total Returns

Periods ended November 30, 2004	Past 1 year	Life of FundA
Fidelity® Nasdaq Composite® Index Tracking Stock - NAV	6.94%	12.86%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	7.25%	12.95%

A From September 25, 2003.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index Tracking Stock - NAV on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the NASDAQ Composite® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jacques Perold, who oversees the Fidelity® Nasdaq Composite® Index Tracking Stock's investment management personnel as President of Geode Capital Management, LLC

Despite surging oil prices, a struggling job market and four interest rate hikes in a five-month span, U.S. equity markets posted solid results for the 12-month period ending November 30, 2004, and were closing in on a second straight year in the black. There was great disparity in the market during the past year. For instance, value stocks trounced their growth counterparts during the period. To illustrate, the Russell 1000® Value Index shot up 19.67%, while the Russell 1000 Growth Index rose only 5.83%. Meanwhile, small- and mid-cap stocks vastly outperformed larger-cap stocks. Energy was the best-performing sector of the market, propelled by a spike in oil prices. Conversely, technology stocks dipped lower in response to a slowdown in corporate capital spending. For the 12-month period overall, the Standard & Poor's 500SM Index returned 12.86% - slightly above its historical average. Elsewhere, the Dow Jones Industrial AverageSM rose 8.87% and the tech-heavy NASDAQ Composite® Index advanced 7.51%.

For the 12-month period ending November 30, 2004, the fund's return at net asset value was 6.94%, trailing the NASDAQ® and the 7.25% return of the fund's market price. The fund's peer group average, the LipperSM Growth Funds Average, returned 9.52% during the same time frame. Software giant Microsoft had the greatest positive impact on results. Microsoft's stock rose steadily as the company continued to generate solid earnings growth. It also announced well-received plans to return part of its cash hoard to shareholders in the form of higher quarterly dividends and a special one-time year-end payment of $3 per share. Online auction house eBay benefited from increasing revenues generated overseas and additional use of fixed-price sales to complement its more traditional auction business. Intel, the world's leading maker of semiconductors, was the biggest detractor from performance, falling after announcing a second-quarter decline in profit margins and an increase in inventories. Another laggard was VERITAS, a leading data-storage software maker. Its stock price fell by more than a third in early July after the firm warned of lower earnings on disappointing sales in the United States.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Actual	$ 1,000.00	$ 1,056.30	$ 1.54
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.48	$ 1.52

*Expenses are equal to the Fund's annualized expense ratio of .30%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	9.2	9.5
Intel Corp.	4.5	6.2
Cisco Systems, Inc.	4.0	5.1
Dell, Inc.	3.2	3.0
Amgen, Inc.	2.4	2.3
eBay, Inc.	2.4	1.9
QUALCOMM, Inc.	2.1	1.8
Oracle Corp.	2.1	2.0
Yahoo!, Inc.	1.6	1.4
Comcast Corp. Class A	1.3	1.3
	32.8
Market Sectors as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	49.8	52.1
Consumer Discretionary	13.8	12.9
Health Care	12.9	13.5
Financials	10.7	10.8
Industrials	5.8	5.6
Telecommunication Services	2.2	1.7
Consumer Staples	1.6	1.4
Materials	1.2	1.0
Energy	0.6	0.4
Utilities	0.2	0.2
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2004

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,437	$ 25,033
China Automotive Systems, Inc. (a)	1,017	16,211
Decoma International, Inc. Class A (sub. vtg.)	1,920	21,710
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	1,489	13,550
Exide Technologies (a)	1,055	13,135
GenTek, Inc. (a)	400	19,596
Gentex Corp.	3,308	106,915
Hayes Lemmerz International, Inc. (a)	1,319	10,051
Keystone Automotive Industries, Inc. (a)	944	22,118
LKQ Corp.	1,089	19,537
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	412	2,559
R&B, Inc. (a)	662	16,550
Sports Resorts International, Inc. (a)	2,825	8,108
Strattec Security Corp. (a)	256	16,128
Tesma International, Inc. Class A (sub. vtg.)	506	17,258
		328,459
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,406	29,484
Distributors - 0.0%
Source Interlink Companies, Inc. (a)	1,652	21,559
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	1,100	26,488
Ambassadors Group, Inc.	517	17,981
Ameristar Casinos, Inc.	1,221	49,145
Applebee's International, Inc.	3,084	79,259
BJ's Restaurants, Inc. (a)	1,288	19,268
Bob Evans Farms, Inc.	1,413	35,678
Buffalo Wild Wings, Inc.	475	15,737
California Pizza Kitchen, Inc. (a)	848	21,242
CBRL Group, Inc.	1,832	74,691
Churchill Downs, Inc.	736	34,187
Cosi, Inc. (a)	2,462	16,126
Ctrip.com International Ltd. ADR	155	7,491
Empire Resorts, Inc. (a)	1,095	11,782
International Speedway Corp. Class A	1,104	53,975
Isle of Capri Casinos, Inc. (a)	1,413	34,661
Lone Star Steakhouse & Saloon, Inc.	928	25,047
Magna Entertainment Corp. Class A (a)	3,517	21,102
Monarch Casino & Resort, Inc. (a)	515	17,984
MTR Gaming Group, Inc. (a)	1,720	17,303
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Multimedia Games, Inc. (a)	1,166	$ 15,251
Navigant International, Inc. (a)	1,024	11,244
O'Charleys, Inc. (a)	1,088	20,672
P.F. Chang's China Bistro, Inc. (a)	827	46,510
Panera Bread Co. Class A (a)	1,406	56,156
Papa John's International, Inc. (a)	864	30,732
Penn National Gaming, Inc. (a)	1,549	81,741
Rare Hospitality International, Inc. (a)	1,429	42,813
Red Robin Gourmet Burgers, Inc. (a)	848	43,545
Ryan's Restaurant Group, Inc. (a)	2,180	33,289
Scientific Games Corp. Class A (a)	3,646	87,139
Shuffle Master, Inc. (a)	1,034	47,595
Smith & Wollensky Restaurant Group, Inc. (a)	2,617	12,143
Sonic Corp. (a)	2,347	68,462
Starbucks Corp. (a)(d)	16,899	950,738
Texas Roadhouse, Inc. Class A	1,253	31,826
The Cheesecake Factory, Inc. (a)	2,174	106,287
Wynn Resorts Ltd. (a)	3,541	205,697
		2,470,987
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	544	25,715
Bassett Furniture Industries, Inc.	1,360	26,806
Brillian Corp. (a)	388	1,195
California Coastal Communities, Inc. (a)	798	17,787
Craftmade International, Inc.	720	12,744
Dominion Homes, Inc. (a)	560	11,570
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,104	38,865
Flexsteel Industries, Inc.	944	16,529
Foamex International, Inc. (a)	1,885	7,672
Garmin Ltd. (d)	4,473	260,418
Helen of Troy Ltd. (a)	1,141	32,108
Hooker Furniture Corp.	832	19,427
Interface, Inc. Class A (a)	3,081	30,502
Kimball International, Inc. Class B	1,517	22,603
Lifetime Hoan Corp.	488	6,632
Palm Harbor Homes, Inc. (a)	1,189	18,560
Stanley Furniture Co., Inc.	608	27,968
Universal Electronics, Inc. (a)	1,368	24,966
		602,067
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 3.7%
1-800 CONTACTS, Inc. (a)	736	$ 15,081
1-800-FLOWERS.com, Inc. Class A (a)	1,916	15,903
Alloy, Inc. (a)	2,681	12,065
Amazon.com, Inc. (a)(d)	17,028	675,671
Audible, Inc. (a)	840	23,486
Blue Nile, Inc.	731	18,845
Coldwater Creek, Inc. (a)	2,076	54,391
Drugstore.com, Inc. (a)	3,485	11,326
eBay, Inc. (a)(d)	27,800	3,126,110
GSI Commerce, Inc. (a)	1,980	29,957
IAC/InterActiveCorp (a)(d)	26,693	659,050
Insight Enterprises, Inc. (a)	2,312	46,772
J. Jill Group, Inc. (a)	1,112	19,204
Netflix, Inc. (a)(d)	2,177	24,774
Overstock.com, Inc. (a)	832	59,288
PC Mall, Inc. (a)	611	14,847
Priceline.com, Inc. (a)	1,640	39,147
Provide Commerce, Inc.	467	16,018
Stamps.com, Inc.	1,662	25,711
ValueVision Media, Inc. Class A (a)	1,732	19,641
		4,907,287
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	848	22,650
Concord Camera Corp. (a)	1,604	4,235
JAKKS Pacific, Inc. (a)	1,325	24,672
Radica Games Ltd.	2,288	21,942
RC2 Corp. (a)	944	29,538
SCP Pool Corp.	2,263	71,352
		174,389
Media - 4.3%
ACME Communications, Inc. (a)	1,948	11,454
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	1,700	44,222
Beasley Broadcast Group, Inc. Class A (a)	1,008	17,690
Cadmus Communications Corp.	1,483	20,586
Carmike Cinemas, Inc.	656	24,561
Central European Media Enterprises Ltd. Class A (a)	959	30,170
Charter Communications, Inc. Class A (a)(d)	13,665	29,516
Comcast Corp.:
Class A (a)	57,262	1,720,150
Class A (special) (a)	35,741	1,059,721
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Crown Media Holdings, Inc. Class A (a)	3,949	$ 34,988
Cumulus Media, Inc. Class A (a)	2,184	33,372
EchoStar Communications Corp. Class A	9,283	304,390
EMAK Worldwide, Inc. (a)	1,085	10,699
Emmis Communications Corp. Class A (a)	2,072	38,311
Fisher Communications, Inc. (a)	400	18,812
Gemstar-TV Guide International, Inc. (a)	17,934	97,740
Grey Global Group, Inc.	48	52,657
Harris Interactive, Inc. (a)	2,921	19,395
IMAX Corp. (a)	1,695	13,992
Insight Communications, Inc. Class A (a)	2,585	21,895
Knology, Inc.	2,129	7,324
Lakes Entertainment, Inc. (a)	1,826	25,473
Lamar Advertising Co. Class A (a)	3,717	146,598
Liberty Media International, Inc. Class A (a)	5,881	253,236
LodgeNet Entertainment Corp. (a)	1,221	18,828
MDC Partners, Inc. (a)	980	10,040
Mediacom Communications Corp. Class A (a)	4,465	23,307
Navarre Corp. (a)	1,550	26,397
New Frontier Media, Inc. (a)	1,569	12,693
NTL, Inc. (a)	3,692	256,889
Outdoor Channel Holdings, Inc. (a)	1,000	14,000
Pixar (a)	2,184	198,023
Private Media Group, Inc. (a)(d)	4,801	15,363
Radio One, Inc.:
Class A (a)	992	13,769
Class D (non-vtg.) (a)	3,397	47,388
Regent Communication, Inc. (a)	2,793	15,948
Reuters Group PLC sponsored ADR	927	40,862
Salem Communications Corp. Class A (a)	848	20,827
SBS Broadcasting SA (a)	1,237	42,590
Scholastic Corp. (a)	1,565	51,551
Sinclair Broadcast Group, Inc. Class A	2,172	15,660
Sirius Satellite Radio, Inc. (a)(d)	52,034	345,506
Spanish Broadcasting System, Inc. Class A (a)	1,900	20,311
TiVo, Inc. (a)	3,177	14,964
UnitedGlobalCom, Inc. Class A (a)	17,017	141,752
Value Line, Inc.	448	17,920
WPP Group PLC sponsored ADR	909	49,913
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
XM Satellite Radio Holdings, Inc. Class A (a)	8,554	$ 315,728
Young Broadcasting, Inc. Class A (a)	944	9,213
		5,776,394
Multiline Retail - 0.5%
Conn's, Inc.	1,181	20,939
Dollar Tree Stores, Inc. (a)	4,830	134,419
Fred's, Inc. Class A	2,006	34,764
Kmart Holding Corp. (a)(d)	3,881	399,083
Tuesday Morning Corp. (a)	1,784	59,746
		648,951
Specialty Retail - 2.4%
AC Moore Arts & Crafts, Inc. (a)	928	26,717
America's Car Mart, Inc. (a)	339	12,441
American Eagle Outfitters, Inc.	3,124	130,489
bebe Stores, Inc.	1,632	59,209
Bed Bath & Beyond, Inc. (a)	12,663	505,608
Big 5 Sporting Goods Corp.	1,136	30,933
Brookstone Co., Inc. (a)	1,178	21,557
Cache, Inc. (a)	734	12,118
Casual Male Retail Group, Inc. (a)	2,060	8,899
Charlotte Russe Holding, Inc. (a)	1,192	13,887
Charming Shoppes, Inc. (a)	5,503	51,453
Cost Plus, Inc. (a)	912	28,983
Deb Shops, Inc.	784	19,326
Dress Barn, Inc. (a)	1,405	24,124
Electronics Boutique Holding Corp. (a)	1,157	45,065
Finish Line, Inc. Class A	994	18,290
Goody's Family Clothing, Inc.	1,752	17,064
Guitar Center, Inc. (a)	1,024	49,541
Gymboree Corp. (a)	1,237	14,584
Hibbett Sporting Goods, Inc. (a)	1,104	27,346
Hollywood Entertainment Corp. (a)	2,617	33,210
Hot Topic, Inc. (a)	2,056	33,657
Jos. A. Bank Clothiers, Inc. (a)	540	14,202
Kirkland's, Inc. (a)	976	9,370
Monro Muffler Brake, Inc. (a)	816	20,033
Movie Gallery, Inc.	1,413	24,629
O'Reilly Automotive, Inc. (a)	2,216	96,485
Pacific Sunwear of California, Inc. (a)	2,996	66,541
Party City Corp. (a)	905	11,575
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PETCO Animal Supplies, Inc. (a)	2,360	$ 85,338
PETsMART, Inc.	6,127	209,972
Pomeroy IT Solutions, Inc. (a)	1,021	13,947
Rent-A-Center, Inc. (a)	3,252	82,893
Restoration Hardware, Inc. (a)	2,172	11,055
Ross Stores, Inc.	6,036	162,368
Select Comfort Corp. (a)	1,445	28,163
Sharper Image Corp. (a)	704	13,489
Shoe Carnival, Inc. (a)	884	11,527
Stage Stores, Inc. (a)	816	33,448
Staples, Inc.	20,821	664,398
Stein Mart, Inc. (a)	1,291	21,469
Steiner Leisure Ltd. (a)	896	24,120
TBC Corp. (a)	1,072	28,590
The Children's Place Retail Stores, Inc. (a)	1,285	40,683
The Pantry, Inc. (a)	1,230	33,850
Tractor Supply Co. (a)	1,847	58,587
Trans World Entertainment Corp. (a)	2,389	26,948
Tweeter Home Entertainment Group, Inc. (a)	1,752	11,230
Urban Outfitters, Inc. (a)	3,354	142,545
West Marine, Inc. (a)	960	22,176
Wet Seal, Inc. Class A (a)	1,493	2,478
Wilsons Leather Experts, Inc. (a)	1,704	8,520
		3,165,130
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	700	20,580
Columbia Sportswear Co. (a)	1,656	94,226
Deckers Outdoor Corp. (a)	929	40,430
Fossil, Inc. (a)	3,108	84,071
Haggar Corp.	1,152	25,459
K-Swiss, Inc. Class A	1,120	30,343
Oshkosh B'Gosh, Inc. Class A	608	12,464
Perry Ellis International, Inc. (a)	528	10,080
Quaker Fabric Corp. (a)	2,220	12,765
Steven Madden Ltd. (a)	704	13,277
Tandy Brands Accessories, Inc.	1,080	15,432
Warnaco Group, Inc. (a)	1,944	38,627
		397,754
TOTAL CONSUMER DISCRETIONARY		18,522,461
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	336	$ 17,613
Hansen Natural Corp. (a)	600	20,280
MGP Ingredients, Inc.	1,334	12,460
Robert Mondavi Corp. Class A (a)	512	28,826
		79,179
Food & Staples Retailing - 1.1%
Arden Group, Inc. Class A	286	28,243
Casey's General Stores, Inc.	1,988	38,508
Central European Distribution Corp. (a)	792	20,822
Costco Wholesale Corp. (d)	19,421	943,861
Fresh Brands, Inc. (a)	1,192	9,059
Ingles Markets, Inc. Class A	1,873	23,956
Nash-Finch Co.	336	12,469
NeighborCare, Inc. (a)	1,768	49,663
Pathmark Stores, Inc. (a)	1,980	10,910
Performance Food Group Co. (a)	1,656	43,453
Topps Co., Inc.	2,044	20,379
United Natural Foods, Inc. (a)	1,604	45,121
Whole Foods Market, Inc.	2,566	232,916
Wild Oats Markets, Inc. (a)	1,684	12,057
		1,491,417
Food Products - 0.2%
Alico, Inc.	262	14,609
Bridgford Foods Corp. (a)	2,028	16,792
Cal-Maine Foods, Inc.	1,186	15,688
Farmer Brothers Co.	800	21,248
Gold Kist, Inc. Delaware	2,080	29,080
Hain Celestial Group, Inc. (a)	1,549	30,097
J&J Snack Foods Corp. (a)	464	21,780
Lancaster Colony Corp.	1,205	52,634
Lance, Inc.	1,588	29,600
Peet's Coffee & Tea, Inc. (a)	688	17,393
Sanderson Farms, Inc.	840	31,290
SunOpta, Inc. (a)	3,052	18,529
		298,740
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	704	27,245
WD-40 Co.	720	21,031
		48,276
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Chattem, Inc. (a)	1,088	$ 39,407
Elizabeth Arden, Inc. (a)	976	22,253
Inter Parfums, Inc.	991	16,579
Mannatech, Inc.	1,876	43,148
Nature's Sunshine Products, Inc.	1,462	24,474
Reliv International, Inc.	2,639	21,561
USANA Health Sciences, Inc. (a)	864	25,669
		193,091
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,450	22,736
TOTAL CONSUMER STAPLES		2,133,439
ENERGY - 0.6%
Energy Equipment & Services - 0.3%
Cal Dive International, Inc. (a)	1,429	61,533
Dawson Geophysical Co. (a)	1,110	25,919
Global Industries Ltd. (a)	4,946	42,437
Gulfmark Offshore, Inc. (a)	1,096	22,808
Horizon Offshore, Inc. (a)	3,229	1,130
Hydril Co. (a)	672	31,524
Lufkin Industries, Inc.	704	28,343
Patterson-UTI Energy, Inc.	6,088	121,760
Seabulk International, Inc. (a)	1,800	21,456
Tesco Corp. (a)	1,784	18,367
Torch Offshore, Inc. (a)	3,145	6,224
		381,501
Oil & Gas - 0.3%
APCO Argentina, Inc.	481	16,354
Atlas America, Inc.	574	18,219
ATP Oil & Gas Corp. (a)	1,236	17,613
Brigham Exploration Co. (a)	2,341	21,888
Canada Southern Petroleum Ltd. (ltd. vtg.) (a)	1,265	7,797
Clayton Williams Energy, Inc. (a)	496	11,353
Crosstex Energy, Inc.	733	29,518
Delta Petroleum Corp. (a)	1,695	26,662
Dorchester Minerals LP	1,237	29,874
Double Eagle Petroleum Co. (a)	842	16,891
Enterra Energy Trust	1,156	21,270
FX Energy, Inc. (a)	3,253	32,660
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Golar LNG Ltd. (Nasdaq) (a)	2,437	$ 36,143
Ivanhoe Energy, Inc. (a)	6,330	16,386
Knightsbridge Tankers Ltd. (d)	717	27,848
Marine Petroleum Trust	655	18,897
Mission Resources Corp. (a)	2,663	16,537
Petroleum Development Corp. (a)	889	36,556
Syntroleum Corp. (a)	2,835	19,647
TC Pipelines LP	672	25,872
The Exploration Co. of Delaware, Inc. (a)	2,761	16,842
Top Tankers, Inc.	856	19,303
		484,130
TOTAL ENERGY		865,631
FINANCIALS - 10.7%
Capital Markets - 1.1%
American Capital Strategies Ltd.	3,947	126,067
Ameritrade Holding Corp. (a)	15,791	219,969
Calamos Asset Management, Inc. Class A	644	15,276
Gladstone Capital Corp.	848	20,801
Harris & Harris Group, Inc. (a)	1,311	19,350
Investors Financial Services Corp.	2,693	118,061
Knight Trading Group, Inc. (a)	5,199	59,321
MarketAxess Holdings, Inc.	900	17,640
MFC Bancorp Ltd. (a)	960	20,112
Northern Trust Corp.	8,983	422,560
Sanders Morris Harris Group, Inc.	1,048	15,982
SEI Investments Co.	4,329	169,307
T. Rowe Price Group, Inc.	5,070	299,941
TradeStation Group, Inc. (a)	1,932	14,335
		1,538,722
Commercial Banks - 5.8%
1st Source Corp.	1,088	28,560
Alabama National Bancorp, Delaware	642	40,594
Alliance Financial Corp.	627	17,713
Amcore Financial, Inc.	832	27,065
American National Bankshares, Inc.	876	21,550
American River Bankshares	768	17,971
AmericanWest Bancorp (a)	845	17,745
Associated Banc-Corp.	4,638	154,121
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Banc Corp. (a)	2,553	$ 20,067
BancFirst Corp.	328	23,285
BancTrust Financial Group, Inc.	1,168	24,878
Bank of Granite Corp.	880	19,096
Bank of the Ozarks, Inc.	768	27,379
Banner Corp.	784	25,888
BNC Bancorp	1,168	19,506
BOK Financial Corp. (a)	2,324	113,411
Boston Private Financial Holdings, Inc.	880	23,839
Capital Bank Corp.	1,040	17,316
Capital City Bank Group, Inc.	464	20,416
Capital Corp. of the West	269	13,851
Cascade Bancorp	1,082	23,588
Cascade Financial Corp.	1,118	21,264
Cathay General Bancorp	2,078	80,460
Center Bancorp, Inc.	1,058	13,627
Center Financial Corp., California	38	782
Central Coast Bancorp (a)	968	22,506
Century Bancorp, Inc. Class A (non-vtg.)	528	16,400
Chemical Financial Corp.	944	39,554
Chester Valley Bancorp, Inc.	956	20,438
Citizens Banking Corp.	1,624	57,002
City Holding Co.	608	22,447
CNB Financial Corp.	1,305	19,262
CoBiz, Inc.	1,422	31,284
Colony Bankcorp, Inc.	846	26,649
Columbia Bancorp	592	21,460
Columbia Bancorp, Oregon	1,280	24,640
Columbia Banking Systems, Inc.	873	22,165
Commerce Bancshares, Inc.	3,030	148,197
Community Bank of Northern Virginia	632	10,554
Community Banks, Inc.	540	15,833
Community Trust Bancorp, Inc.	624	20,892
Compass Bancshares, Inc.	5,246	244,254
CVB Financial Corp.	1,979	53,789
East West Bancorp, Inc.	2,106	87,336
Eastern Virgina Bankshares, Inc.	889	21,149
Farmers Capital Bank Corp.	576	21,888
Fidelity Southern Corp.	1,248	22,626
Fifth Third Bancorp	23,624	1,189,705
Financial Institutions, Inc.	704	17,952
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, North Carolina	768	$ 21,750
First Charter Corp.	1,349	36,949
First Citizen Bancshares, Inc.	320	43,541
First Citizens Banc Corp. (d)	784	18,032
First Community Bancorp, California	656	27,565
First Community Bancshares, Inc.	368	13,108
First Financial Bancorp, Ohio	2,084	35,595
First Financial Bankshares, Inc.	544	23,664
First Financial Corp., Indiana	576	20,920
First Indiana Corp.	992	22,985
First M&F Corp.	671	22,814
First Mariner Bancorp, Inc. (a)	928	15,952
First Merchants Corp.	624	16,817
First Midwest Bancorp, Inc., Delaware	1,928	72,377
First Oak Brook Bancshares, Inc.	624	20,467
First of Long Island Corp.	464	22,796
First South Bancorp, Inc., Virginia	768	19,576
First United Corp.	940	19,129
FirstMerit Corp.	3,076	84,190
Flag Financial Corp.	1,600	22,800
FNB Corp., North Carolina	976	19,081
FNB Corp., Virginia	624	18,096
FNB Financial Services Corp.	1,072	22,512
Foothill Independent Bancorp	1,034	23,854
Frontier Financial Corp., Washington	432	17,220
Fulton Financial Corp.	4,780	107,072
GB&T Bancshares, Inc.	800	20,296
German American Bancorp	1,008	17,136
Glacier Bancorp, Inc.	980	33,918
Gold Banc Corp., Inc.	1,739	26,015
Great Southern Bancorp, Inc.	571	23,411
Greater Bay Bancorp	2,104	61,121
Greater Community Bancorp	1,292	19,122
Grupo Financiero Galicia SA sponsored ADR (a)	1,938	14,051
Hancock Holding Co.	1,375	46,750
Hanmi Financial Corp.	1,025	38,110
Harleysville National Corp., Pennsylvania	856	24,105
Heartland Financial USA, Inc.	768	16,950
Heritage Commerce Corp. (a)	1,429	27,951
Huntington Bancshares, Inc.	9,623	233,454
Independent Bank Corp., Massachusetts	640	22,118
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Independent Bank Corp., Michigan	704	$ 21,190
Integra Bank Corp.	880	20,134
Interchange Financial Services Corp.	816	21,787
International Bancshares Corp.	2,243	88,711
Lakeland Bancorp, Inc.	1,114	20,219
LNB Bancorp, Inc.	1,104	22,113
LSB Bancshares, Inc.	1,072	18,063
Main Street Banks, Inc.	704	22,303
MB Financial, Inc.	1,338	56,464
MBT Financial Corp.	1,088	25,949
Mercantile Bankshares Corp.	3,324	171,186
Merchants Bancshares, Inc.	815	24,206
Mid-State Bancshares	928	27,692
Nara Bancorp, Inc.	969	20,116
National Bankshares, Inc.	444	22,959
National Penn Bancshares, Inc.	1,240	35,712
NBT Bancorp, Inc.	1,333	33,845
Northern States Financial Corp.	770	21,175
Old Point Financial Corp.	681	20,845
Omega Financial Corp.	523	18,467
Pacific Capital Bancorp	1,542	50,901
Pennrock Financial Services Corp.	512	20,731
Penns Woods Bancorp, Inc.	497	24,751
Peoples Bancorp, Inc.	528	16,542
Pinnacle Financial Partners, Inc. (a)	1,038	25,255
Popular, Inc.	11,140	295,210
Premierwest Bancorp (a)	2,062	22,909
PrivateBancorp, Inc.	864	29,756
Prosperity Bancshares, Inc.	688	19,512
Provident Bankshares Corp.	1,262	46,366
Republic Bancorp, Inc.	2,896	45,004
Republic Bancorp, Inc., Kentucky Class A	1,008	27,972
Republic First Bancorp, Inc. (a)	1,411	21,588
Riggs National Corp.	1,248	25,110
Royal Bancshares of Pennsylvania, Inc. Class A	718	20,822
Rurban Financial Corp. (a)(d)	1,208	16,984
S&T Bancorp, Inc.	960	35,242
Sandy Spring Bancorp, Inc.	480	17,434
SCBT Financial Corp.	320	11,834
Seacoast Banking Corp., Florida	912	20,082
Shore Bancshares, Inc.	400	12,744
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Sierra Bancorp	900	$ 18,900
Signature Bank, New York	1,067	33,514
Silicon Valley Bancshares (a)	1,429	59,989
Simmons First National Corp. Class A	800	23,200
Sky Financial Group, Inc.	3,908	113,176
Slade's Ferry Bancorp	171	3,471
South Financial Group, Inc.	3,250	102,976
Southern Community Financial Corp.	1,720	18,920
Southwest Bancorp of Texas, Inc.	2,442	59,731
Southwest Bancorp, Inc., Oklahoma	1,024	27,494
State Financial Services Corp. Class A	704	20,768
Sterling Bancshares, Inc.	2,060	30,035
Sterling Financial Corp., Pennsylvania	1,000	29,290
Suffolk Bancorp	416	13,803
Summit Bancshares, Inc.	672	22,882
Sun Bancorp, Inc., New Jersey (a)	672	16,699
Susquehanna Bancshares, Inc., Pennsylvania	1,709	44,434
Taylor Capital Group, Inc.	832	28,721
Texas Capital Bancshares, Inc. (a)	1,405	28,971
Texas Regional Bancshares, Inc. Class A	1,656	58,887
Trico Bancshares	1,056	25,291
Trustco Bank Corp., New York	3,177	44,796
Trustmark Corp.	1,880	57,904
UCBH Holdings, Inc.	1,700	77,078
UMB Financial Corp. (a)	624	34,950
Umpqua Holdings Corp.	2,197	56,177
Union Bankshares Corp.	464	17,405
United Bankshares, Inc., West Virginia	1,445	55,300
United Community Banks, Inc., Georgia (a)	1,540	44,136
United Security Bancshares, Inc.	496	14,816
United Security Bancshares, California	848	21,107
Unizan Financial Corp.	960	24,749
Vail Banks, Inc. (d)	1,381	17,981
Virginia Financial Group, Inc.	496	16,988
Washington Trust Bancorp, Inc.	736	21,653
WesBanco, Inc.	720	22,759
West Bancorp., Inc.	924	16,022
West Coast Bancorp, Oregon	848	22,311
Westamerica Bancorp.	1,365	79,388
Westbank Corp.	1,085	19,986
Western Sierra Bancorp (a)	648	25,920
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Whitney Holding Corp.	1,672	$ 77,146
Wilshire Bancorp, Inc. (a)	548	17,859
Wintrust Financial Corp.	640	38,298
Yadkin Valley Bank & Trust Co.	1,280	18,240
Yardville National Bancorp	752	25,049
Zions Bancorp	3,765	250,373
		7,824,752
Consumer Finance - 0.3%
ACE Cash Express, Inc. (a)	255	6,802
Advanta Corp.:
Class A	399	8,930
Class B	757	18,077
Asta Funding, Inc.	1,024	22,487
Collegiate Funding Services, Inc.	1,210	15,609
CompuCredit Corp. (a)	2,168	51,967
Credit Acceptance Corp. (a)	2,196	54,351
Education Lending Group, Inc. (a)	1,438	20,218
First Cash Financial Services, Inc. (a)	842	21,926
QC Holdings, Inc.	870	15,077
United Panam Financial Corp. (a)	848	16,833
WFS Financial, Inc. (a)	1,736	80,776
World Acceptance Corp. (a)	992	25,584
		358,637
Diversified Financial Services - 0.1%
Encore Capital Group, Inc. (a)	1,502	37,670
eSpeed, Inc. Class A (a)	1,429	15,991
First Albany Companies, Inc.	1,121	10,302
Instinet Group, Inc. (a)	12,047	72,162
Medallion Financial Corp.	2,220	20,846
		156,971
Insurance - 1.4%
Alfa Corp.	3,261	49,404
American National Insurance Co.	1,104	112,222
American Physicians Capital, Inc. (a)	608	20,252
Arch Capital Group Ltd. (a)	1,403	54,647
Argonaut Group, Inc. (a)	1,453	28,886
Baldwin & Lyons, Inc. Class B	832	21,632
Ceres Group, Inc. (a)	3,225	16,125
Cincinnati Financial Corp.	6,852	306,970
Direct General Corp.	720	20,520
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Donegal Group, Inc. Class A	228	$ 4,902
EMC Insurance Group	800	17,368
Enstar Group, Inc. (a)	207	12,813
Erie Indemnity Co. Class A	2,472	128,989
FPIC Insurance Group, Inc. (a)	864	28,538
Harleysville Group, Inc.	1,317	31,661
Infinity Property & Casualty Corp.	880	32,560
IPC Holdings Ltd.	2,024	86,162
Kansas City Life Insurance Co.	544	26,895
Max Re Capital Ltd.	1,912	36,443
Millea Holdings, Inc. ADR	641	45,428
National Western Life Insurance Co. Class A (a)	128	20,760
Navigators Group, Inc. (a)	480	13,560
Ohio Casualty Corp. (a)	2,648	56,879
Philadelphia Consolidated Holding Corp. (a)	896	61,152
PMA Capital Corp. Class A (a)	1,688	16,796
Presidential Life Corp.	1,533	25,616
Quanta Capital Holdings Ltd. (a)	2,300	21,574
SAFECO Corp.	5,538	268,427
Safety Insurance Group, Inc.	1,008	27,720
Selective Insurance Group, Inc.	1,121	50,210
State Auto Financial Corp.	1,720	46,096
The Midland Co. (a)	880	27,984
Triad Guaranty, Inc. (a)	592	35,520
United Fire & Casualty Co.	448	29,837
Universal American Financial Corp. (a)	2,617	34,937
USI Holdings Corp. (a)	2,052	23,557
		1,843,042
Real Estate - 0.2%
Capital Automotive (SBI)	1,285	43,317
Elbit Medical Imaging Ltd. (a)	1,814	17,795
Gladstone Commercial Corp.	1,304	21,829
Investors Real Estate Trust	2,633	27,804
Monmouth Real Estate Investment Corp. Class A	2,628	21,734
Price Legacy Corp.	2,067	39,480
Saxon Capital, Inc.	1,777	40,338
Tarragon Realty Investors, Inc. (a)	1,192	17,153
		229,450
Thrifts & Mortgage Finance - 1.8%
Accredited Home Lenders Holding Co. (a)	960	41,232
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Anchor BanCorp Wisconsin, Inc.	992	$ 28,976
Bank Mutual Corp.	2,975	36,682
BankUnited Financial Corp. Class A (a)	1,072	32,953
Beverly Hills Bancorp, Inc.	2,657	26,331
Brookline Bancorp, Inc., Delaware	2,180	35,316
Camco Financial Corp.	1,218	18,550
Capitol Federal Financial	2,693	95,009
CFS Bancorp, Inc.	1,277	17,597
Charter Financial Corp.	800	32,728
Citizens First Bancorp, Inc.	864	22,507
Citizens South Banking Corp.	1,509	19,768
City Bank Lynnwood	544	20,966
Clifton Savings Bancorp, Inc.	1,057	13,635
Commercial Capital Bancorp, Inc.	2,246	53,590
Cooperative Bankshares, Inc.	720	19,872
Corus Bankshares, Inc.	992	48,281
Dime Community Bancorp, Inc.	1,629	29,892
E-Loan, Inc. (a)	3,693	9,971
ESB Financial Corp.	1,570	22,153
FFLC Bancorp, Inc.	799	26,071
Fidelity Bankshares, Inc.	720	29,542
First Busey Corp.	912	18,650
First Federal Bancshares of Arkansas, Inc.	993	21,618
First Financial Holdings, Inc.	528	17,287
First Financial Service Corp.	736	18,871
First Niagara Financial Group, Inc.	3,959	57,168
First Pactrust Bancorp, Inc.	800	20,720
First Place Financial Corp.	944	21,240
Flushing Financial Corp.	976	20,740
FMS Financial Corp.	848	15,111
Harbor Florida Bancshares, Inc.	960	33,696
Heritage Financial Corp., Washington	998	21,667
HMN Financial, Inc.	751	24,002
Horizon Financial Corp.	1,205	24,715
Hudson City Bancorp, Inc.	8,109	325,820
Hudson River Bancorp, Inc.	1,184	23,976
Independence Community Bank Corp.	3,510	149,105
KNBT Bancorp, Inc.	1,259	21,554
LSB Corp.	1,057	19,512
MAF Bancorp., Inc.	1,565	71,834
MASSBANK Corp.	578	21,444
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MutualFirst Financial, Inc.	864	$ 20,347
NASB Financial, Inc.	544	21,787
NetBank, Inc.	2,204	22,635
NewAlliance Bancshares, Inc.	4,808	72,264
NewMil Bancorp, Inc.	752	22,643
Northeast Pennsylvania Financial Corp.	960	16,310
Northwest Bancorp, Inc.	1,736	44,910
Pamrapo Bancorp, Inc.	733	17,592
Parkvale Financial Corp.	816	25,467
Partners Trust Financial Group, Inc.	2,012	22,514
People's Bank, Connecticut	3,908	155,382
Provident Bancorp, Inc., Delaware	1,697	22,502
PVF Capital Corp.	294	4,204
Riverview Bancorp, Inc.	969	20,873
Severn Bancorp, Inc.	560	22,372
Sound Federal Bancorp, Inc.	1,407	21,388
Sterling Financial Corp., Washington (a)	942	37,633
TierOne Corp.	848	21,039
Timberland Bancorp, Inc.	837	20,507
United Community Financial Corp., Ohio	1,456	16,729
Washington Federal, Inc.	3,173	85,576
Waypoint Financial Corp.	1,189	33,019
Willow Grove Bancorp, Inc.	976	17,597
		2,395,642
TOTAL FINANCIALS		14,347,216
HEALTH CARE - 12.9%
Biotechnology - 7.2%
Abgenix, Inc. (a)	4,002	40,620
AEterna Zentaris Laboratories, Inc. (a)	3,264	20,807
Affymetrix, Inc. (a)	2,520	85,554
Albany Molecular Research, Inc. (a)	1,485	15,919
Alexion Pharmaceuticals, Inc. (a)	1,157	23,927
Alkermes, Inc. (a)	4,109	56,663
Amgen, Inc. (a)	53,096	3,187,884
Amylin Pharmaceuticals, Inc. (a)	4,137	84,312
Angiotech Pharmaceuticals, Inc. (a)	3,649	67,476
Aphton Corp. (a)	2,415	7,970
Arena Pharmaceuticals, Inc. (a)	2,044	11,447
ARIAD Pharmaceuticals, Inc. (a)	1,964	11,332
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Array Biopharma, Inc. (a)	1,043	$ 8,719
Avant Immunotherapeutics, Inc. (a)	7,617	14,091
Axonyx, Inc. (a)	2,023	14,889
Biogen Idec, Inc. (a)	13,975	820,053
BioMarin Pharmaceutical, Inc. (a)	2,937	15,654
Biopure Corp. Class A (a)(d)	2,325	1,186
Celgene Corp. (a)	6,922	189,801
Cell Genesys, Inc. (a)	2,044	15,003
Cell Therapeutics, Inc. (a)(d)	2,837	21,221
Cephalon, Inc. (a)	2,296	109,129
Cepheid, Inc. (a)	2,568	23,651
Chiron Corp. (a)	8,087	263,394
Ciphergen Biosystems, Inc. (a)	1,461	4,704
Corgentech, Inc.	1,034	18,819
Corixa Corp. (a)	2,809	10,534
Cubist Pharmaceuticals, Inc. (a)	1,716	20,592
CuraGen Corp. (a)	3,177	19,157
Curis, Inc. (a)	2,737	11,085
CV Therapeutics, Inc. (a)	1,349	29,246
Cytogen Corp. (a)	1,020	10,047
Cytokinetics, Inc.	1,082	9,305
deCODE genetics, Inc. (a)	3,017	19,611
Dendreon Corp. (a)	2,405	23,593
Digene Corp. (a)	897	21,692
Diversa Corp. (a)	2,421	20,506
DOV Pharmaceutical, Inc. (a)	1,000	18,510
Dyax Corp. (a)	1,604	12,720
Dynavax Technologies Corp.	970	6,809
Encysive Pharmaceuticals, Inc. (a)	2,585	28,047
Enzon Pharmaceuticals, Inc. (a)	2,027	27,446
Exact Sciences Corp. (a)	1,016	3,515
Exelixis, Inc. (a)	3,677	32,983
Eyetech Pharmaceuticals, Inc.	1,597	64,391
Gen-Probe, Inc. (a)	2,064	82,354
Genaera Corp. (a)	3,056	11,032
Gene Logic, Inc. (a)	2,341	7,889
Genelabs Technologies, Inc. (a)	9,488	6,736
Genencor International, Inc. (a)	2,645	42,849
Genitope Corp.	944	14,896
Genta, Inc. (a)	3,437	4,468
Genzyme Corp. - General Division (a)	9,655	540,777
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Geron Corp. (a)	1,668	$ 11,593
Gilead Sciences, Inc. (a)	18,126	624,622
GTx, Inc.	1,569	21,025
Harvard Bioscience, Inc. (a)	2,140	8,496
Human Genome Sciences, Inc. (a)	5,855	64,405
ICOS Corp. (a)	2,773	66,968
ID Biomedical Corp. (a)	1,836	29,879
Idenix Pharmaceuticals, Inc.	1,940	28,033
Ilex Oncology, Inc. (a)	1,864	46,339
ImClone Systems, Inc. (a)	3,372	142,366
ImmunoGen, Inc. (a)	2,633	20,590
Immunomedics, Inc. (a)	2,681	7,534
Incyte Corp. (a)	3,677	37,763
Indevus Pharmaceuticals, Inc. (a)	2,633	18,194
InterMune, Inc. (a)	1,541	19,124
Introgen Therapeutics, Inc. (a)(d)	1,688	11,782
Invitrogen Corp. (a)	2,120	128,260
Isis Pharmaceuticals, Inc. (a)	3,161	14,920
Keryx Biopharmaceuticals, Inc. (a)	1,264	15,459
La Jolla Pharmaceutical Co. (a)	2,301	3,244
Lexicon Genetics, Inc. (a)	3,549	24,949
LifeCell Corp. (a)	1,168	12,077
Ligand Pharmaceuticals, Inc. Class B (a)	3,381	37,867
Luminex Corp. (a)	1,980	17,840
MannKind Corp.	1,270	19,939
Marshall Edwards, Inc.	2,395	21,699
Martek Biosciences (a)	1,009	39,220
Maxim Pharmaceuticals, Inc. (a)	1,761	5,125
Maxygen, Inc. (a)	1,820	18,364
Medarex, Inc. (a)	3,997	43,567
MedImmune, Inc. (a)	10,540	280,364
Memory Pharmaceuticals Corp.	664	4,150
Millennium Pharmaceuticals, Inc. (a)	12,908	162,899
Myogen, Inc.	1,567	12,787
Myriad Genetics, Inc. (a)	1,517	29,187
Nabi Biopharmaceuticals (a)	2,376	34,214
Nanogen, Inc. (a)	1,562	7,013
Neogen Corp. (a)	960	20,774
Neopharm, Inc. (a)	1,168	13,607
Neose Technologies, Inc. (a)	1,429	9,989
Neurochem, Inc. (a)	1,455	29,175
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Neurocrine Biosciences, Inc. (a)	1,509	$ 69,414
Neurogen Corp. (a)	1,980	17,325
Northfield Laboratories, Inc. (a)(d)	1,473	27,545
Novavax, Inc. (a)	1,868	6,389
NPS Pharmaceuticals, Inc. (a)	1,672	29,946
Nuvelo, Inc. (a)	1,381	13,465
ONYX Pharmaceuticals, Inc. (a)	1,553	48,578
OraSure Technologies, Inc. (a)	1,900	13,604
Orchid BioSciences, Inc. (a)	784	8,397
Oscient Pharmaceuticals Corp. (a)	2,988	9,741
OSI Pharmaceuticals, Inc. (a)	1,784	84,883
Peregrine Pharmaceuticals, Inc. (a)	7,380	9,373
Pharmacopeia Drug Discovery, Inc. (a)	664	3,838
Pharmacyclics, Inc. (a)	1,239	12,910
Pharmion Corp.	1,182	50,046
PRAECIS Pharmaceuticals, Inc. (a)	2,969	6,265
Progenics Pharmaceuticals, Inc. (a)	752	11,242
Protein Design Labs, Inc. (a)	4,281	77,572
QIAGEN NV (a)	5,919	63,984
QLT, Inc. (a)	4,036	65,409
Regeneron Pharmaceuticals, Inc. (a)	2,277	20,994
Renovis, Inc.	859	12,456
Rigel Pharmaceuticals, Inc. (a)	1,024	25,620
Savient Pharmaceuticals, Inc. (a)	3,549	7,808
SciClone Pharmaceuticals, Inc. (a)	2,044	8,340
Seattle Genetics, Inc. (a)	2,028	13,851
Senomyx, Inc.	1,630	16,137
Sequenom, Inc. (a)	3,869	3,443
Serologicals Corp. (a)	1,232	28,755
Sirna Therapeutics, Inc. (a)	2,022	6,248
Stratagene Corp. (a)	917	6,290
Tanox, Inc. (a)	2,072	28,697
Targeted Genetics Corp. (a)	5,774	7,622
Techne Corp. (a)	1,768	65,681
Telik, Inc. (a)	1,720	32,869
Third Wave Technologies, Inc. (a)	3,437	27,702
Transkaryotic Therapies, Inc. (a)	1,899	43,316
Trimeris, Inc. (a)	941	11,678
United Therapeutics Corp. (a)	944	41,545
Vasogen, Inc. (a)	1,762	8,409
Vertex Pharmaceuticals, Inc. (a)	3,677	39,050
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Vicuron Pharmaceuticals, Inc. (a)	2,632	$ 46,297
Vion Pharmaceuticals, Inc. (a)	4,066	19,273
XOMA Ltd. (a)	3,485	6,970
Zymogenetics, Inc. (a)	2,196	49,937
		9,609,331
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	1,200	15,048
Abiomed, Inc. (a)	2,092	31,757
Advanced Neuromodulation Systems, Inc. (a)	848	30,613
Aksys Ltd. (a)(d)	1,668	11,025
Align Technology, Inc. (a)	2,821	29,818
American Medical Systems Holdings, Inc. (a)	1,509	57,583
Analogic Corp.	544	24,654
Anika Therapeutics, Inc. (a)	1,319	12,465
Animas Corp.	768	12,442
Arrow International, Inc.	1,880	56,851
Arthrocare Corp. (a)	1,056	31,965
Aspect Medical Systems, Inc. (a)	1,272	31,037
BioLase Technology, Inc. (d)	1,108	10,016
Biomet, Inc.	10,764	515,273
Biosite, Inc. (a)	784	43,661
BioVeris Corp. (a)	1,050	6,489
Bruker BioSciences Corp. (a)	4,771	21,994
Cardiac Science, Inc. (a)	4,173	8,847
Cardiodynamics International Corp. (a)	3,081	14,080
Closure Medical Corp. (a)	752	13,378
CNS., Inc.	1,368	16,512
Conceptus, Inc. (a)	1,176	10,502
CONMED Corp. (a)	1,349	39,081
CTI Molecular Imaging, Inc. (a)	2,161	28,914
Cyberonics, Inc. (a)	1,008	18,719
Cytyc Corp. (a)	4,795	128,698
Dade Behring Holdings, Inc. (a)	1,640	88,052
Datascope Corp.	688	27,582
DENTSPLY International, Inc.	3,188	167,721
Encore Medical Corp. (a)	2,044	12,867
Endocardial Solutions, Inc. (a)	2,285	25,980
Epix Pharmaceuticals, Inc. (a)	1,024	18,022
Exactech, Inc. (a)	784	14,771
Foxhollow Technologies, Inc.	902	23,362
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Given Imaging Ltd. (a)(d)	1,389	$ 46,268
Hologic, Inc. (a)	1,200	29,988
I-Flow Corp. (a)	1,593	32,704
ICU Medical, Inc. (a)	704	17,565
IDEXX Laboratories, Inc. (a)	1,429	73,736
Illumina, Inc. (a)	2,618	19,897
Immucor, Inc. (a)	1,137	36,555
INAMED Corp. (a)	1,708	91,634
Integra LifeSciences Holdings Corp. (a)	1,157	39,326
IntraLase Corp.	1,034	18,457
Intuitive Surgical, Inc. (a)	1,293	46,457
Kensey Nash Corp. (a)	624	19,506
Kyphon, Inc. (a)	1,752	42,153
Laserscope, Inc. (a)	1,120	36,422
Matthews International Corp. Class A	1,397	51,507
Merit Medical Systems, Inc. (a)	1,065	12,098
Micro Therapeutics, Inc. (a)	2,633	10,479
Molecular Devices Corp. (a)	816	17,160
Nutraceutical International Corp. (a)	1,309	20,983
NuVasive, Inc.	985	9,358
Ocular Sciences, Inc. (a)	1,221	58,991
Orthofix International NV (a)	608	23,062
Orthologic Corp. (a)	2,793	16,004
Orthovita, Inc. (a)	3,341	12,863
Palomar Medical Technologies, Inc. (a)	844	19,015
PolyMedica Corp.	992	35,266
Possis Medical, Inc. (a)	960	11,078
Quidel Corp. (a)	2,108	13,597
Regeneration Technologies, Inc. (a)	1,320	12,276
Respironics, Inc. (a)	1,397	77,366
SonoSight, Inc. (a)	784	23,402
Staar Surgical Co. (a)	1,112	6,594
Stereotaxis, Inc.	1,830	17,843
SurModics, Inc. (a)	736	22,154
Syneron Medical Ltd.	919	24,859
Synovis Life Technologies, Inc. (a)	509	6,032
Thoratec Corp. (a)	2,517	25,170
TriPath Imaging, Inc. (a)	1,868	13,412
Urologix, Inc. (a)	832	5,924
Utah Medical Products, Inc.	640	13,920
Varian, Inc. (a)	1,413	52,917
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Vascular Solutions, Inc. (a)	1,263	$ 13,085
Ventana Medical Systems, Inc. (a)	752	44,932
Vital Signs, Inc.	656	24,541
Wright Medical Group, Inc. (a)	1,509	39,913
Young Innovations, Inc.	544	17,375
Zoll Medical Corp. (a)	448	15,201
		2,918,824
Health Care Providers & Services - 1.9%
Accredo Health, Inc. (a)	2,072	56,089
Advisory Board Co. (a)	339	12,079
Alderwoods Group, Inc. (a)	2,617	27,688
Allied Healthcare International, Inc. (a)	915	4,923
Allscripts Healthcare Solutions, Inc. (a)	2,466	24,290
Amedisys, Inc. (a)	715	23,538
America Service Group, Inc. (a)	495	12,400
American Healthways, Inc. (a)	1,387	46,256
AmSurg Corp. (a)	1,416	36,405
Andrx Corp. (a)	3,324	59,167
Cerner Corp. (a)	1,581	83,350
Computer Programs & Systems, Inc.	656	14,170
Corvel Corp. (a)	480	15,226
Cross Country Healthcare, Inc. (a)	1,652	29,323
D & K Healthcare Resources, Inc.	961	6,977
Dendrite International, Inc. (a)	1,812	30,931
Eclipsys Corp. (a)	2,209	42,965
eResearchTechnology, Inc. (a)	2,227	32,826
Express Scripts, Inc. (a)	3,171	228,185
First Health Group Corp. (a)	3,781	67,377
Genesis HealthCare Corp. (a)	880	28,380
Gentiva Health Services, Inc. (a)	1,684	28,039
HealthExtras, Inc. (a)	1,836	29,321
Henry Schein, Inc. (a)	1,704	111,067
ICON PLC sponsored ADR (a)	560	20,910
IDX Systems Corp. (a)	1,301	45,691
LabOne, Inc. (a)	768	23,155
LCA-Vision, Inc.	636	20,861
Lifeline Systems, Inc. (a)	1,056	28,565
LifePoint Hospitals, Inc. (a)	1,597	58,738
Lincare Holdings, Inc. (a)	4,137	159,647
Magellan Health Services, Inc. (a)	1,166	41,567
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Matria Healthcare, Inc. (a)	880	$ 30,800
Medcath Corp. (a)	1,384	30,060
Merge Technologies, Inc. (a)	765	14,742
National Medical Health Card Systems, Inc. (a)	508	10,866
Odyssey Healthcare, Inc. (a)	1,565	20,893
Omnicell, Inc. (a)	1,204	12,943
Option Care, Inc.	1,288	22,179
PAREXEL International Corp. (a)	1,309	27,005
Patterson Companies, Inc. (a)	5,610	229,225
PDI, Inc. (a)	672	15,637
Per-Se Technologies, Inc. (a)	1,505	20,754
Pharmaceutical Product Development, Inc. (a)	2,280	96,011
PRA International	906	20,530
Priority Healthcare Corp. Class B (a)	1,656	34,610
PSS World Medical, Inc. (a)	3,309	41,409
Psychiatric Solutions, Inc. (a)	942	30,662
ResCare, Inc. (a)	1,900	28,500
SFBC International, Inc. (a)	648	25,162
Stewart Enterprises, Inc. Class A (a)	5,583	41,426
Sun Healthcare Group, Inc. (a)	1,524	11,430
Symbion, Inc.	735	14,083
TLC Vision Corp. (a)	3,081	36,085
TriZetto Group, Inc. (a)	2,537	17,962
United Surgical Partners International, Inc. (a)	1,253	49,456
VCA Antech, Inc. (a)	3,536	65,628
Ventiv Health, Inc. (a)	1,720	33,299
VistaCare, Inc. Class A (a)	784	13,324
Vital Images, Inc. (a)	548	8,872
VitalWorks, Inc. (a)	2,793	11,256
WebMD Corp. (a)	13,188	95,613
		2,560,528
Pharmaceuticals - 1.6%
aaiPharma, Inc. (a)(d)	1,265	3,909
Able Laboratories, Inc. (a)	752	16,356
Acusphere, Inc. (d)	2,301	15,187
Adolor Corp. (a)	1,445	19,984
Advancis Pharmaceutical Corp.	459	1,198
American Pharmaceutical Partners, Inc. (a)(d)	3,160	93,947
Antigenics, Inc. (a)	2,140	20,159
Atherogenics, Inc. (a)	1,832	43,437
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Axcan Pharma, Inc. (a)	2,100	$ 37,026
Barrier Therapeutics, Inc.	908	15,145
Bone Care International, Inc. (a)	1,096	25,559
Connetics Corp. (a)	1,477	30,884
Cypress Bioscience, Inc. (a)	1,643	19,141
DepoMed, Inc. (a)	3,286	15,313
Discovery Laboratories, Inc. (a)	2,060	14,379
Discovery Partners International, Inc. (a)	2,268	10,433
Endo Pharmaceuticals Holdings, Inc. (a)	5,038	103,178
Eon Labs, Inc. (a)	3,792	102,232
First Horizon Pharmaceutical Corp. (a)	1,716	33,565
Flamel Technologies SA sponsored ADR (a)	850	17,842
Guilford Pharmaceuticals, Inc. (a)	2,060	11,618
Hollis-Eden Pharmaceuticals, Inc. (a)	833	8,447
Impax Laboratories, Inc. (a)	2,408	30,148
InKine Pharmaceutical, Inc. (a)	3,097	16,213
Inspire Pharmaceuticals, Inc. (a)	1,525	27,313
Kos Pharmaceuticals, Inc. (a)	1,547	65,856
Medicines Co. (a)	2,104	52,474
MGI Pharma, Inc. (a)	2,794	75,410
Nektar Therapeutics (a)	3,011	56,261
New River Pharmaceuticals, Inc.	1,034	16,182
NitroMed, Inc. (d)	1,311	27,400
Noven Pharmaceuticals, Inc. (a)	1,232	22,521
Novogen Ltd. sponsored ADR (a)	354	7,558
Pain Therapeutics, Inc. (a)	2,338	17,605
Penwest Pharmaceuticals Co. (a)	893	11,118
Perrigo Co.	3,189	57,530
Pharmos Corp. (a)(d)	7,632	30,528
Pozen, Inc. (a)	1,304	9,050
Salix Pharmaceuticals Ltd. (a)	1,632	24,725
Santarus, Inc.	1,511	14,732
Sepracor, Inc. (a)	4,410	196,289
Shire Pharmaceuticals Group PLC sponsored ADR	1,946	58,438
SuperGen, Inc. (a)	2,044	14,758
Taro Pharmaceutical Industries Ltd. (a)	1,173	34,768
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,606	507,572
Theravance, Inc.	1,730	30,448
Vivus, Inc. (a)	3,421	20,115
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC ADR	212	$ 13,803
Zila, Inc. (a)	3,853	17,146
		2,114,900
TOTAL HEALTH CARE		17,203,583
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	720	27,331
BE Aerospace, Inc. (a)	2,905	30,784
Ceradyne, Inc. (a)	746	36,852
Elbit Systems Ltd. (d)	1,848	41,451
Engineered Support Systems, Inc.	976	53,680
Innovative Solutions & Support, Inc. (a)	615	18,825
Invision Technologies, Inc. (a)	864	41,887
Kaman Corp. Class A	1,620	19,440
KVH Industries, Inc. (a)	573	5,787
Mercury Computer Systems, Inc.(a)	1,040	32,760
MTC Technologies, Inc. (a)	704	21,641
SI International, Inc. (a)	643	18,608
Sypris Solutions, Inc.	1,040	16,921
		365,967
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	3,356	180,385
EGL, Inc. (a)	2,152	72,608
Expeditors International of Washington, Inc.	4,539	241,747
Forward Air Corp. (a)	1,024	47,462
Hub Group, Inc. Class A (a)	453	19,706
Pacer International, Inc. (a)	1,672	32,704
UTI Worldwide, Inc.	1,088	74,996
		669,608
Airlines - 0.3%
FLYi, Inc. (a)	2,373	4,461
Frontier Airlines, Inc. (a)	1,461	17,138
JetBlue Airways Corp. (a)(d)	4,121	98,945
MAIR Holdings, Inc. (a)	2,373	21,832
Mesa Air Group, Inc. (a)	1,752	12,299
Northwest Airlines Corp. (a)	4,285	43,878
Republic Airways Holdings, Inc.	1,063	12,225
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	2,607	$ 102,064
SkyWest, Inc.	2,616	49,782
		362,624
Building Products - 0.1%
Aaon, Inc. (a)	832	13,229
American Woodmark Corp.	687	27,638
Apogee Enterprises, Inc.	1,652	24,086
Quixote Corp.	528	11,067
Universal Forest Products, Inc.	784	33,837
		109,857
Commercial Services & Supplies - 2.3%
Apollo Group, Inc. Class A (a)	7,826	623,732
Asset Acceptance Capital Corp.	1,545	31,842
Bright Horizons Family Solutions, Inc. (a)	576	36,144
Career Education Corp. (a)	4,274	166,259
Carlisle Holdings Ltd. (non-vtg.)	3,225	21,995
Casella Waste Systems, Inc. Class A (a)	1,272	19,220
Century Business Services, Inc. (a)	5,042	21,681
Charles River Associates, Inc. (a)	512	22,088
Cintas Corp.	7,263	324,801
Coinstar, Inc. (a)	1,168	30,391
Copart, Inc. (a)	4,201	90,742
Corinthian Colleges, Inc. (a)	3,568	62,172
Corporate Executive Board Co.	1,820	122,086
CoStar Group, Inc. (a)	816	35,741
DiamondCluster International, Inc. Class A (a)	1,220	14,921
Duratek, Inc. (a)	873	20,088
Educate, Inc.	1,774	23,417
Education Management Corp. (a)	2,918	96,703
Electro Rent Corp.	1,752	24,843
Exponent, Inc. (a)	749	20,815
FirstService Corp. (a)	737	23,783
G&K Services, Inc. Class A	992	40,751
General Binding Corp. (a)	1,018	13,570
Gevity HR, Inc.	960	17,002
Greg Manning Auctions, Inc. (a)	1,285	14,739
Healthcare Services Group, Inc.	682	14,145
Heidrick & Struggles International, Inc. (a)	1,024	35,226
Herman Miller, Inc.	2,948	72,412
Hudson Highland Group, Inc. (a)	522	14,256
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Huron Consulting Group, Inc.	768	$ 16,243
ICT Group, Inc. (a)	882	7,541
Insurance Auto Auctions, Inc. (a)	605	13,425
Integrated Alarm Services Group, Inc. (a)(d)	1,620	6,820
Intersections, Inc.	716	12,888
Kelly Services, Inc. Class A (non-vtg.)	1,640	49,856
Kforce, Inc. (a)	1,836	21,995
Laureate Education, Inc. (a)	1,864	73,423
Layne Christensen Co. (a)	473	9,176
Learning Tree International, Inc. (a)	1,056	13,865
LECG Corp.	768	15,014
McGrath RentCorp.	672	28,399
Mobile Mini, Inc. (a)	800	24,232
Monster Worldwide, Inc. (a)	4,830	136,158
NCO Group, Inc. (a)	1,189	29,856
On Assignment, Inc. (a)	1,797	9,380
PICO Holdings, Inc. (a)	579	11,933
Portfolio Recovery Associates, Inc. (a)	704	26,400
PRG-Schultz International, Inc. (a)	3,533	19,078
Princeton Review, Inc. (a)	2,204	13,092
Resources Connection, Inc. (a)	1,088	49,352
School Specialty, Inc. (a)	800	30,400
SOURCECORP, Inc. (a)	832	13,836
Stericycle, Inc. (a)	1,525	63,730
Strayer Education, Inc.	586	62,983
Teletech Holdings, Inc. (a)	3,565	34,830
Tetra Tech, Inc. (a)	2,328	35,479
United Stationers, Inc. (a)	1,301	62,292
Vertrue, Inc. (a)	576	19,987
Waste Industries USA, Inc.	1,800	20,646
Waste Services, Inc. (a)	2,579	9,514
West Corp. (a)	2,385	82,616
		3,080,004
Construction & Engineering - 0.0%
Insituform Technologies, Inc. Class A (a)	1,189	27,751
Washington Group International, Inc. (a)	1,120	43,680
		71,431
Electrical Equipment - 0.5%
Active Power, Inc. (a)	1,682	7,653
American Power Conversion Corp.	8,359	176,709
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
American Superconductor Corp. (a)	1,201	$ 16,629
Artesyn Technologies, Inc. (a)	2,188	20,830
Ballard Power Systems, Inc. (a)	5,251	35,023
Capstone Turbine Corp. (a)	7,922	14,814
Color Kinetics, Inc.	868	14,044
Deswell Industries, Inc.	608	14,987
Distributed Energy Systems Corp. (a)	4,834	12,955
Encore Wire Corp. (a)	1,090	14,688
Energy Conversion Devices, Inc. (a)	1,064	23,685
Franklin Electric Co., Inc.	800	32,528
FuelCell Energy, Inc. (a)	2,184	21,949
Genlyte Group, Inc. (a)	528	42,330
Hydrogenics Corp. (a)	3,129	16,226
II-VI, Inc. (a)	752	32,449
Intermagnetics General Corp. (a)	1,152	33,949
LSI Industries, Inc.	1,534	15,248
Medis Technologies Ltd. (a)(d)	1,368	22,230
Microvision, Inc. (a)(d)	2,512	19,116
Plug Power, Inc. (a)	3,304	19,527
Powell Industries, Inc. (a)	816	13,195
Power-One, Inc. (a)	3,933	36,144
Ultralife Batteries, Inc. (a)	957	14,393
Valence Technology, Inc. (a)	4,141	14,908
Vicor Corp.	1,688	18,349
Woodward Governor Co.	512	37,299
		741,857
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,056	22,672
Westaim Corp. (a)	4,725	12,191
		34,863
Machinery - 0.8%
A.S.V., Inc. (a)	736	30,860
American Science & Engineering, Inc. (a)	438	16,188
Astec Industries, Inc. (a)	1,381	22,980
Bucyrus International, Inc. Class A	604	23,858
Commercial Vehicle Group, Inc.	713	13,975
CUNO, Inc. (a)	752	49,279
GSI Lumonics, Inc. (a)	2,184	21,491
Joy Global, Inc.	2,408	97,982
Lincoln Electric Holdings, Inc.	1,640	58,860
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Middleby Corp.	361	$ 20,729
Nordson Corp. (a)	1,509	57,433
PACCAR, Inc.	7,391	577,237
Pure Cycle Corp. (a)	1,673	12,882
Tecumseh Products Co.	588	25,754
Tecumseh Products Co. Class A (non-vtg.)	560	25,642
Volvo AB ADR	457	18,600
		1,073,750
Marine - 0.1%
Alexander & Baldwin, Inc.	1,541	65,200
Stolt-Nielsen SA Class B sponsored ADR (a)	790	22,175
		87,375
Road & Rail - 0.7%
AMERCO (a)	751	30,904
Arkansas Best Corp.	1,088	46,915
Covenant Transport, Inc. Class A (a)	912	17,529
Heartland Express, Inc.	3,108	68,252
J.B. Hunt Transport Services, Inc.	3,236	130,087
Knight Transportation, Inc. (a)	2,419	58,298
Landstar System, Inc. (a)	1,184	83,484
Marten Transport Ltd. (a)	864	18,965
Old Dominion Freight Lines, Inc. (a)	960	30,096
Overnite Corp.	1,246	44,034
P.A.M. Transportation Services, Inc. (a)	688	13,966
SCS Transportation, Inc. (a)	976	20,642
Swift Transportation Co., Inc. (a)	3,525	68,702
U.S. Xpress Enterprises, Inc. Class A (a)	744	19,344
USA Truck, Inc. (a)	1,461	18,102
USF Corp.	1,237	45,732
Werner Enterprises, Inc.	3,788	85,230
Yellow Roadway Corp. (a)	2,028	107,180
		907,462
Trading Companies & Distributors - 0.2%
Aceto Corp.	700	11,900
Beacon Roofing Supply, Inc.	1,096	20,035
Fastenal Co.	3,188	194,978
Lawson Products, Inc.	640	31,264
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
NuCo2, Inc. (a)	670	$ 16,616
UAP Holding Corp.	2,105	34,417
		309,210
TOTAL INDUSTRIALS		7,814,008
INFORMATION TECHNOLOGY - 49.8%
Communications Equipment - 9.3%
3Com Corp. (a)	16,199	71,924
ADC Telecommunications, Inc. (a)	36,669	86,172
Adtran, Inc.	3,253	72,900
Advanced Fibre Communications, Inc. (a)	3,653	59,727
Airspan Networks, Inc. (a)	1,625	8,921
Alvarion Ltd. (a)	2,825	41,443
Anaren, Inc. (a)	1,264	16,981
Andrew Corp. (a)	6,671	94,728
Arris Group, Inc. (a)	3,901	22,197
Aspect Communications Corp. (a)	3,406	36,955
AudioCodes Ltd. (a)	2,081	30,591
Audiovox Corp. Class A (a)	1,184	17,701
Avanex Corp. (a)	6,223	19,291
Avici Systems, Inc. (a)	1,295	9,259
Avocent Corp. (a)	1,944	73,736
Bel Fuse, Inc. Class B	399	13,658
Black Box Corp.	832	35,510
C-COR.net Corp. (a)	2,293	20,522
Carrier Access Corp. (a)	1,078	9,734
Centillium Communications, Inc. (a)	1,868	4,707
CIENA Corp. (a)	20,963	53,456
Cisco Systems, Inc. (a)	284,300	5,319,253
Computer Network Technology Corp. (a)	1,604	9,143
Comtech Telecommunications Corp. (a)	736	23,169
Comverse Technology, Inc. (a)	8,439	179,498
CyberGuard Corp. (a)	1,336	8,243
Digi International, Inc. (a)	2,060	31,703
Ditech Communications Corp. (a)	1,748	27,548
Echelon Corp. (a)	1,948	14,727
ECI Telecom Ltd. (a)	5,839	48,464
ECtel Ltd. (a)	371	1,091
EFJ, Inc. (a)	2,060	16,645
Extreme Networks, Inc. (a)	5,759	39,334
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	1,365	$ 58,763
FalconStor Software, Inc. (a)(d)	2,713	21,243
Finisar Corp. (a)	10,335	18,913
Foundry Networks, Inc. (a)	5,602	74,787
Glenayre Technologies, Inc. (a)	3,440	6,295
Harmonic, Inc. (a)	3,485	27,078
Inter-Tel, Inc.	1,205	34,126
InterDigital Communication Corp. (a)	2,564	52,177
Ixia (a)	2,905	40,961
JDS Uniphase Corp. (a)	59,956	190,061
Juniper Networks, Inc. (a)	22,088	608,083
MRV Communications, Inc. (a)	6,207	23,953
NETGEAR, Inc. (a)	1,333	21,861
Network Engines, Inc. (a)	1,948	4,539
NMS Communications Corp. (a)	2,156	13,773
Oplink Communications, Inc. (a)	8,599	17,628
Packeteer, Inc. (a)	1,620	21,060
Paradyne Networks, Inc. (a)	5,324	20,657
PC-Tel, Inc. (a)	1,208	9,749
Polycom, Inc. (a)	4,233	96,682
Powerwave Technologies, Inc. (a)	3,597	29,093
Proxim Corp. Class A (a)	799	3,284
Qiao Xing Universal Telephone, Inc. (a)(d)	905	8,334
QUALCOMM, Inc.	68,200	2,838,484
REMEC, Inc. (a)	2,761	16,649
Research In Motion Ltd. (a)	7,882	696,583
SafeNet, Inc. (a)	1,036	36,944
SCM Microsystems, Inc. (a)	1,652	5,633
SeaChange International, Inc. (a)	1,409	24,066
Sierra Wireless, Inc. (a)	811	15,318
SiRF Technology Holdings, Inc.	1,848	23,414
Sonus Networks, Inc. (a)	9,700	64,117
SpectraLink Corp.	932	13,654
Stratex Networks, Inc. (a)	4,962	10,222
Superior Essex, Inc. (a)	730	12,228
Sycamore Networks, Inc. (a)	12,560	47,100
Symmetricom, Inc. (a)	2,617	28,264
Tekelec (a)	2,837	66,414
Telefonaktiebolaget LM Ericsson ADR (a)	7,151	237,771
Tellabs, Inc. (a)	18,143	155,123
Terayon Communication Systems, Inc. (a)	3,933	7,827
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tollgrade Communications, Inc. (a)	756	$ 8,082
UTStarcom, Inc. (a)	4,457	87,090
Verso Technologies, Inc. (a)	12,319	9,978
ViaSat, Inc. (a)	1,253	26,150
Westell Technologies, Inc. Class A (a)	2,389	15,648
WJ Communications, Inc. (a)	3,629	12,302
Zhone Technologies, Inc. (a)	3,945	9,626
		12,390,718
Computers & Peripherals - 5.8%
ActivCard Corp. (a)	2,325	18,507
Adaptec, Inc. (a)	5,439	42,424
Advanced Digital Information Corp. (a)	2,945	27,035
Apple Computer, Inc. (a)	16,178	1,084,735
Applied Films Corp. (a)	544	12,055
Avid Technology, Inc. (a)	1,420	81,039
Brocade Communications Systems, Inc. (a)	11,532	79,917
Concurrent Computer Corp. (a)	3,709	7,047
Cray, Inc. (a)	3,193	11,207
Creative Technology Ltd. (Nasdaq)	3,629	46,451
Dell, Inc. (a)	105,000	4,254,600
Dot Hill Systems Corp. (a)	1,572	10,375
Electronics for Imaging, Inc. (a)	2,312	38,680
Hutchinson Technology, Inc. (a)	1,141	37,391
InFocus Corp. (a)	2,760	18,492
Intergraph Corp. (a)	1,960	51,352
Komag, Inc. (a)	1,189	19,916
Logitech International SA sponsored ADR (a)	297	17,559
M-Systems Flash Disk Pioneers Ltd. (a)	1,269	20,126
McDATA Corp.:
Class A (a)	3,509	19,826
Class B (a)	1,964	10,527
Mobility Electronics, Inc. (a)	1,445	14,031
Neoware Systems, Inc. (a)	792	6,938
Network Appliance, Inc. (a)	15,106	455,597
Novatel Wireless, Inc.	1,509	31,780
palmOne, Inc. (a)	2,070	72,533
Pinnacle Systems, Inc. (a)	3,081	16,083
Presstek, Inc. (a)	2,124	22,684
QLogic Corp. (a)	4,089	140,621
Rimage Corp. (a)	1,016	15,453
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	6,582	$ 148,622
SBS Technologies, Inc. (a)	1,136	14,836
Scitex Corp. Ltd.	2,542	11,286
SimpleTech, Inc. (a)	2,172	10,795
Stratasys, Inc. (a)	402	12,985
Sun Microsystems, Inc. (a)	138,263	767,360
Synaptics, Inc. (a)	1,280	49,152
Transact Technologies, Inc. (a)	624	13,946
Xybernaut Corp. (a)	8,583	10,300
		7,724,263
Electronic Equipment & Instruments - 2.1%
Aeroflex, Inc. (a)	2,921	35,782
Agilysys, Inc.	1,852	30,614
Argon ST, Inc. (a)	1,174	30,360
BEI Technologies, Inc.	912	26,767
Bell Microproducts, Inc. (a)	2,367	20,238
Brightpoint, Inc. (a)	913	17,447
CDW Corp.	3,485	229,034
CellStar Corp. (a)	946	3,453
Cherokee International Corp.	783	6,710
Cogent, Inc.	3,170	106,417
Cognex Corp.	1,928	49,742
Coherent, Inc. (a)	1,349	38,973
CyberOptics Corp. (a)	495	6,960
Daktronics, Inc. (a)	1,056	27,372
DDi Corp. (a)	865	2,595
Digital Theater Systems, Inc. (a)	401	8,369
Dionex Corp. (a)	928	53,258
Electro Scientific Industries, Inc. (a)	1,413	27,440
Excel Technology, Inc. (a)	672	17,472
FARO Technologies, Inc. (a)	736	20,019
Flextronics International Ltd. (a)	22,779	326,879
FLIR Systems, Inc. (a)	1,397	78,721
Global Imaging Systems, Inc. (a)	864	32,331
Identix, Inc. (a)	4,570	36,240
INTAC International (a)	778	7,515
Itron, Inc. (a)	928	20,091
Lexar Media, Inc. (a)	3,048	24,049
Lipman Electronic Engineer Ltd. (Nasdaq)	1,060	30,040
Littelfuse, Inc. (a)	1,072	41,829
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
M-Flex Electronix, Inc.	1,199	$ 21,906
Magal Security Systems Ltd.	405	5,281
Mechanical Technology, Inc. (a)	4,281	23,631
Merix Corp. (a)	928	10,097
Methode Electronics, Inc. Class A	1,688	22,282
Metrologic Instruments, Inc. (a)	1,550	31,667
Molex, Inc.	4,489	123,762
Molex, Inc. Class A (non-vtg.)	3,605	87,565
MTS Systems Corp.	1,157	35,115
National Instruments Corp.	3,300	94,380
Newport Corp. (a)	1,924	23,742
NU Horizons Electronics Corp. (a)	1,752	14,543
Optimal Group, Inc. Class A (a)	1,525	16,623
Orbotech Ltd. (a)	1,493	28,307
OSI Systems, Inc. (a)	752	16,333
PC Connection, Inc. (a)	1,461	10,271
Pemstar, Inc. (a)	3,293	5,042
Photon Dynamics, Inc. (a)	816	17,993
Planar Systems, Inc. (a)	689	7,345
Plexus Corp. (a)	2,132	29,315
RadiSys Corp. (a)	1,008	14,203
Richardson Electronics Ltd.	1,288	14,361
Rofin-Sinar Technologies, Inc. (a)	608	23,712
Sanmina-SCI Corp. (a)	22,840	201,677
ScanSource, Inc. (a)	560	36,232
SpatiaLight, Inc. (a)(d)	3,317	29,753
Staktek Holdings, Inc.	2,128	9,087
Suntron Corp. (a)	2,925	9,653
Superconductor Technologies, Inc. (a)	3,773	3,169
Taser International, Inc. (a)(d)	2,888	79,247
Tech Data Corp. (a)	2,376	107,847
Thermogenesis Corp. (a)	3,551	21,555
Trimble Navigation Ltd. (a)	2,235	70,559
TTM Technologies, Inc. (a)	1,892	19,639
Universal Display Corp. (a)	1,409	13,738
Veeco Instruments, Inc. (a)	1,413	27,398
Viisage Technology, Inc. (a)	2,332	18,819
X-Rite, Inc.	1,288	19,204
Xyratex Ltd.	1,732	24,594
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Zomax, Inc. (a)	2,485	$ 8,548
Zygo Corp. (a)	1,073	12,468
		2,747,380
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)	5,695	73,750
Aladdin Knowledge Systems Ltd. (a)	571	16,605
America Online Latin America, Inc. (a)	15,633	10,005
aQuantive, Inc. (a)	2,953	25,662
Ariba, Inc. (a)	2,986	49,269
Art Technology Group, Inc. (a)	5,391	5,984
AsiaInfo Holdings, Inc. (a)	2,421	14,526
Ask Jeeves, Inc. (a)	2,396	61,913
Autobytel, Inc. (a)	1,868	13,599
Bankrate, Inc. (a)	1,077	17,189
Blue Coat Systems, Inc. (a)	420	7,010
Chordiant Software, Inc. (a)	3,837	7,866
CMGI, Inc. (a)	19,398	29,679
CNET Networks, Inc. (a)	6,410	59,741
Corillian Corp. (a)	1,616	9,389
Digital Insight Corp. (a)	1,549	25,287
Digital River, Inc. (a)	1,413	59,233
Digitas, Inc. (a)	4,361	35,804
DoubleClick, Inc. (a)	6,287	47,153
EarthLink, Inc. (a)	7,216	78,221
eCollege.com (a)	896	10,528
Entrust, Inc. (a)	3,709	13,835
Equinix, Inc. (a)	975	37,908
FindWhat.com (a)	1,008	19,434
Google, Inc. Class A	1,427	261,141
Greenfield Online, Inc.	691	13,302
Homestore, Inc. (a)	6,647	17,282
InfoSpace, Inc. (a)	1,493	66,140
Internet Capital Group, Inc. (a)	1,560	10,717
Interwoven, Inc. (a)	1,585	15,375
iPass, Inc. (a)	2,585	16,777
IPIX Corp. (a)	639	4,154
iVillage, Inc. (a)	4,250	20,166
j2 Global Communications, Inc. (a)	1,088	37,917
Jupitermedia Corp. (a)	1,806	30,287
Keynote Systems, Inc. (a)	1,368	17,415
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Kintera, Inc.	1,740	$ 14,146
LivePerson, Inc. (a)	2,445	6,455
LookSmart Ltd. (a)	5,122	10,188
Mamma.com, Inc. (a)	1,545	10,830
Marketwatch.com, Inc. (a)	1,043	18,920
MatrixOne, Inc. (a)	3,049	20,154
NaviSite, Inc. (a)	4,246	9,596
Neoforma, Inc. (a)	1,032	7,668
Net2Phone, Inc. (a)	2,252	7,724
Netease.com, Inc. sponsored ADR (a)	711	37,626
NetRatings, Inc. (a)	2,076	41,520
NIC, Inc. (a)	3,661	16,822
Open Text Corp. (a)	1,842	34,310
Openwave Systems, Inc. (a)	2,785	36,706
PEC Solutions, Inc. (a)	1,361	19,313
RealNetworks, Inc. (a)	7,572	47,704
Register.com, Inc. (a)	2,793	16,255
Retek, Inc. (a)	2,857	17,428
S1 Corp. (a)	4,045	37,902
SAVVIS Communications Corp. (a)	7,142	6,071
SeeBeyond Technology Corp. (a)	5,663	17,895
Selectica, Inc. (a)	3,389	13,048
Shopping.Com Ltd.	1,196	36,623
Sina Corp. (a)	2,072	76,498
SkillSoft PLC sponsored ADR (a)	3,949	28,512
Sohu.com, Inc. (a)	1,597	27,069
SonicWALL, Inc. (a)	3,805	23,401
Stellent, Inc. (a)	1,620	12,717
Supportsoft, Inc. (a)	1,684	8,555
Terra Networks SA sponsored ADR	2,463	9,066
Tippingpoint Technologies, Inc. (a)	490	17,028
Tom Online, Inc. ADR	317	4,666
Travelzoo, Inc. (a)(d)	814	75,702
Tumbleweed Communications Corp. (a)	2,252	7,882
United Online, Inc. (a)	2,708	28,894
ValueClick, Inc. (a)	3,709	47,846
VeriSign, Inc. (a)	10,875	357,788
Vignette Corp. (a)	12,996	16,505
Vitria Technology, Inc. (a)	2,505	8,667
WebEx Communications, Inc. (a)	1,912	45,391
webMethods, Inc. (a)	2,617	16,068
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Websense, Inc. (a)	1,088	$ 52,289
Yahoo!, Inc. (a)(d)	57,192	2,151,563
Zix Corp. (a)(d)	1,720	7,878
		4,749,152
IT Services - 1.5%
Acxiom Corp.	3,653	92,384
Answerthink, Inc. (a)	1,793	8,086
Carreker Corp. (a)	1,399	11,808
CheckFree Corp. (a)	3,961	146,755
Cognizant Technology Solutions Corp. Class A (a)	5,514	210,249
Corio, Inc. (a)	4,625	7,678
Covansys Corp. (a)	1,343	18,077
CSG Systems International, Inc. (a)	2,536	46,079
Elron Electronic Industries Ltd. (a)	1,768	25,689
Euronet Worldwide, Inc. (a)	1,556	38,278
Fiserv, Inc. (a)	8,135	313,279
Forrester Research, Inc. (a)	1,264	20,628
iGate Corp. (a)	3,193	12,772
Indus International, Inc. (a)	5,471	10,395
Infocrossing, Inc. (a)	1,238	20,798
Infosys Technologies Ltd. sponsored ADR (d)	966	69,475
infoUSA, Inc. (a)	2,889	31,808
Intrado, Inc. (a)	816	11,032
iPayment, Inc. (a)	663	25,486
Kanbay International, Inc.	1,330	38,211
Lightbridge, Inc. (a)	1,688	7,917
Lionbridge Technologies, Inc. (a)	2,277	12,546
ManTech International Corp. Class A (a)	800	19,152
Ness Technologies, Inc.	1,287	17,439
Paychex, Inc.	16,181	536,562
Pegasus Solutions, Inc. (a)	1,320	15,431
RightNow Technologies, Inc.	1,180	21,464
Sapient Corp. (a)	6,538	51,716
SM&A (a)	1,192	9,619
Sykes Enterprises, Inc. (a)	2,505	16,909
Syntel, Inc.	1,752	34,304
Telvent GIT SA	1,475	16,579
Tier Technologies, Inc. Class B (a)	1,592	14,057
Zanett, Inc. (a)	3,965	18,239
		1,950,901
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,844	$ 142,996
Semiconductors & Semiconductor Equipment - 10.5%
8X8, Inc. (a)(d)	6,464	23,852
Actel Corp. (a)	1,072	18,396
ADE Corp. (a)	880	16,245
Advanced Energy Industries, Inc. (a)	1,597	13,654
Alliance Semiconductor Corp. (a)	2,729	9,552
Altera Corp. (a)	15,300	347,004
AMIS Holdings, Inc. (a)	2,885	43,737
Amkor Technology, Inc. (a)	7,523	41,377
Applied Materials, Inc. (a)	70,565	1,174,202
Applied Micro Circuits Corp. (a)	13,697	50,405
ARM Holdings PLC sponsored ADR	2,197	12,809
Artisan Components, Inc. (a)	1,040	35,880
ASE Test Ltd. (a)	4,726	29,112
ASM International NV (Nasdaq) (a)	1,072	17,045
ASML Holding NV (NY Shares) (a)	5,355	81,664
Asyst Technologies, Inc. (a)	1,941	8,075
Atheros Communications, Inc.	1,855	20,757
ATI Technologies, Inc. (a)	10,373	199,509
Atmel Corp. (a)	21,511	76,364
ATMI, Inc. (a)	1,397	32,159
August Technology Corp. (a)	513	4,335
Axcelis Technologies, Inc. (a)	4,898	35,755
Broadcom Corp. Class A (a)	10,651	346,371
Brooks Automation, Inc. (a)	1,800	27,630
Cabot Microelectronics Corp. (a)	1,056	39,019
California Micro Devices Corp. (a)	1,574	13,694
Camtek Ltd. (a)	3,200	13,472
Ceva, Inc. (a)	1,352	10,843
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	3,532	19,567
Cirrus Logic, Inc. (a)	4,417	26,193
Cohu, Inc.	960	16,090
Conexant Systems, Inc. (a)	19,810	39,422
Credence Systems Corp. (a)	4,453	34,021
Cree, Inc. (a)(d)	3,188	114,067
Cymer, Inc. (a)	1,549	47,121
Diodes, Inc. (a)	928	23,079
DSP Group, Inc. (a)	1,365	30,276
DuPont Photomasks, Inc. (a)	1,008	26,591
EMCORE Corp. (a)	1,192	3,171
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Entegris, Inc. (a)	3,129	$ 30,602
ESS Technology, Inc. (a)	1,988	14,015
Exar Corp. (a)	1,860	26,003
FEI Co. (a)	1,549	33,133
FormFactor, Inc. (a)	1,397	33,682
Genesis Microchip, Inc. (a)	1,572	25,639
Genus, Inc. (a)	4,490	7,813
Helix Technology Corp.	1,309	19,727
ICOS Vision Systems NV (a)	611	14,322
Integrated Circuit Systems, Inc. (a)	2,948	69,691
Integrated Device Technology, Inc. (a)	4,783	54,287
Integrated Silicon Solution, Inc. (a)	1,604	12,287
Intel Corp.	269,700	6,027,795
Intersil Corp. Class A	5,963	96,004
Intevac, Inc. (a)	1,399	9,863
IXYS Corp. (a)	1,768	16,425
KLA-Tencor Corp. (a)	8,167	368,005
Kopin Corp. (a)	3,549	14,409
Kulicke & Soffa Industries, Inc. (a)	2,569	19,216
Lam Research Corp. (a)	5,602	145,708
Lattice Semiconductor Corp. (a)	5,247	28,008
Leadis Technology, Inc.	1,100	10,692
Linear Technology Corp.	12,508	477,305
LTX Corp. (a)	2,505	17,886
Marvell Technology Group Ltd. (a)	11,182	358,495
Mattson Technology, Inc. (a)	2,357	22,038
Maxim Integrated Products, Inc.	13,800	565,248
Micrel, Inc. (a)	4,230	45,176
Microchip Technology, Inc.	8,647	243,672
Microsemi Corp. (a)	2,634	46,885
Mindspeed Technologies, Inc. (a)	4,116	10,290
MIPS Technologies, Inc. (a)	2,112	18,480
MKS Instruments, Inc. (a)	2,408	40,912
Monolithic System Technology, Inc. (a)	1,636	7,640
Nanometrics, Inc. (a)	1,044	16,986
Novellus Systems, Inc. (a)	5,382	144,991
NVE Corp. (a)	218	6,416
NVIDIA Corp. (a)	7,199	137,717
O2Micro International Ltd. (a)	1,748	21,151
Omnivision Technologies, Inc. (a)	2,281	40,693
ON Semiconductor Corp. (a)	10,959	40,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PDF Solutions, Inc. (a)	1,457	$ 18,752
Pericom Semiconductor Corp. (a)	1,556	13,662
Photronics, Inc. (a)	1,509	28,430
Pixelworks, Inc. (a)	1,988	22,365
PLX Technology, Inc. (a)	1,736	15,641
PMC-Sierra, Inc. (a)	7,507	82,877
Portalplayer, Inc.	940	27,439
Power Integrations, Inc. (a)	1,317	25,984
Rambus, Inc. (a)	4,265	98,564
RF Micro Devices, Inc. (a)	8,311	57,845
Rudolph Technologies, Inc. (a)	832	13,312
Semitool, Inc. (a)	1,868	16,737
Semtech Corp. (a)	3,252	66,568
Sigmatel, Inc. (a)	1,397	49,985
Silicon Image, Inc. (a)	3,501	58,817
Silicon Laboratories, Inc. (a)	2,168	65,344
Silicon Storage Technology, Inc. (a)	4,509	31,383
Siliconix, Inc. (a)	1,285	47,532
Sipex Corp. (a)	1,800	9,900
Skyworks Solutions, Inc. (a)	6,255	62,112
Standard Microsystems Corp. (a)	800	19,664
Supertex, Inc. (a)	752	16,356
Tessera Technologies, Inc.	1,661	59,049
Therma-Wave, Inc. (a)	2,067	6,614
Tower Semicondutor Ltd. (a)	4,634	9,453
Transmeta Corp. (a)(d)	6,903	11,666
Transwitch Corp. (a)	5,791	7,065
Trident Microsystems, Inc. (a)	995	15,522
Tripath Technology, Inc. (a)	2,713	2,306
TriQuint Semiconductor, Inc. (a)	6,711	29,059
Ultratech, Inc. (a)	1,104	19,022
Varian Semiconductor Equipment Associates, Inc. (a)	1,493	53,031
Virage Logic Corp. (a)	1,402	21,072
Vitesse Semiconductor Corp. (a)	9,372	30,553
Volterra Semiconductor Corp.	1,387	29,280
White Electronic Designs Corp. (a)	1,320	8,844
Xilinx, Inc.	14,754	460,620
Zilog, Inc. (a)	2,719	17,809
Zoran Corp. (a)	2,008	23,795
		14,115,851
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 17.0%
Accelrys, Inc. (a)	1,329	$ 8,320
Activision, Inc. (a)	5,721	89,934
Actuate Corp. (a)	4,125	9,776
Adobe Systems, Inc.	9,914	600,392
Advent Software, Inc. (a)	1,597	31,956
Agile Software Corp. (a)	2,585	21,611
Altiris, Inc. (a)	1,157	32,396
Ansys, Inc. (a)	1,312	40,265
Ascential Software Corp. (a)	2,664	36,417
Aspen Technology, Inc. (a)	3,386	19,537
Atari, Inc. (a)	3,901	8,855
Authentidate Holding Corp. (a)	2,593	17,995
Autodesk, Inc.	4,782	312,791
BEA Systems, Inc. (a)	17,342	140,123
Blackbaud, Inc.	1,740	21,750
Blackboard, Inc.	1,056	16,157
Borland Software Corp. (a)	3,757	43,919
Business Objects SA sponsored ADR (a)	780	18,158
Captaris, Inc. (a)	2,905	14,264
Catapult Communications Corp. (a)	1,056	28,660
CCC Information Services Group, Inc. (a)	1,181	24,683
Check Point Software Technologies Ltd. (a)	10,540	250,220
Chinadotcom Corp. Class A (a)	4,554	20,083
Citrix Systems, Inc. (a)	7,071	166,946
Cognos, Inc. (a)	3,915	152,744
Compuware Corp. (a)	17,166	99,048
Concord Communications, Inc. (a)	1,057	9,820
Concur Technologies, Inc. (a)	1,604	15,078
Convera Corp. Class A (a)	2,921	13,612
Creo, Inc. (a)	2,617	35,417
Digimarc Corp. (a)	1,060	9,763
E.piphany, Inc. (a)	4,141	18,717
Electronic Arts, Inc. (a)	12,566	614,477
Embarcadero Technologies, Inc. (a)	1,505	13,304
Epicor Software Corp. (a)	2,161	34,079
EPIQ Systems, Inc. (a)	864	12,951
Evolving Systems, Inc. (a)	1,042	3,720
FileNET Corp. (a)	1,613	43,245
Geac Computer Corp. Ltd. (a)	2,656	20,761
Hummingbird Ltd. (a)	960	23,070
Hyperion Solutions Corp. (a)	1,581	70,845
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	3,981	$ 31,052
Intellisync Corp. (a)(d)	2,825	5,085
Internet Security Systems, Inc. (a)	2,344	56,748
InterVideo, Inc.	648	7,296
Intervoice, Inc. (a)	1,807	23,491
Intuit, Inc. (a)	7,750	324,260
Jack Henry & Associates, Inc.	3,797	73,206
JAMDAT Mobile, Inc.	814	18,624
JDA Software Group, Inc. (a)	1,413	18,539
Kronos, Inc. (a)	1,293	65,348
Lawson Software, Inc. (a)	4,586	28,341
Macromedia, Inc. (a)	2,837	80,940
Macrovision Corp. (a)	2,136	56,711
Magic Software Enterprises Ltd. (a)	2,938	9,989
Magma Design Automation, Inc. (a)	1,509	20,462
Manhattan Associates, Inc. (a)	1,317	32,003
Manugistics Group, Inc. (a)	3,789	10,420
MAPICS, Inc. (a)	1,461	14,201
Mentor Graphics Corp. (a)	3,044	38,202
Mercury Interactive Corp. (a)	3,544	161,642
Micromuse, Inc. (a)	3,709	19,502
MICROS Systems, Inc. (a)	816	59,870
Microsoft Corp.	457,100	12,254,817
MicroStrategy, Inc. Class A (a)	592	38,214
Motive, Inc.	1,277	16,282
MRO Software, Inc. (a)	1,297	16,666
Nassda Corp. (a)	1,652	7,071
NDS Group PLC sponsored ADR (a)	783	24,704
NetIQ Corp. (a)	2,681	32,896
NetScout Systems, Inc. (a)	2,673	20,235
Novell, Inc. (a)	14,905	90,921
Nuance Communications, Inc. (a)	2,140	9,245
NYFIX, Inc. (a)	2,309	14,755
Open Solutions, Inc.	753	19,917
OpenTV Corp. Class A (a)	4,866	19,561
Opnet Technologies, Inc. (a)	1,117	9,651
Opsware, Inc. (a)	3,837	26,283
Oracle Corp. (a)	217,397	2,752,246
PalmSource, Inc. (a)	488	7,730
Parametric Technology Corp. (a)	12,932	75,652
Pegasystems, Inc. (a)	1,916	13,910
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
PeopleSoft, Inc. (a)	15,218	$ 359,297
Pervasive Software, Inc. (a)	1,720	6,863
Phase Forward, Inc.	1,482	12,167
Phoenix Technologies Ltd. (a)	2,060	16,707
Plato Learning, Inc. (a)	1,636	11,436
Portal Software, Inc. (a)	2,044	7,052
Progress Software Corp. (a)	1,581	35,889
QAD, Inc.	1,748	14,404
Quality Systems, Inc. (a)	336	20,634
Quest Software, Inc. (a)	3,993	61,812
RADWARE Ltd. (a)	992	25,207
Red Hat, Inc. (a)	7,823	113,277
Renaissance Learning, Inc.	1,413	27,214
Retalix Ltd. (a)	848	16,112
Roxio, Inc. (a)	1,429	13,375
RSA Security, Inc. (a)	2,693	56,957
ScanSoft, Inc. (a)	6,060	22,119
SCO Group, Inc. (a)	833	3,315
Secure Computing Corp. (a)	1,700	17,714
SERENA Software, Inc. (a)	1,880	39,198
Shanda Interactive Entertainment Ltd. ADR	641	25,736
Siebel Systems, Inc. (a)	21,255	214,250
Sonic Solutions, Inc. (a)	1,040	20,072
SPSS, Inc. (a)	1,072	17,141
SS&C Technologies, Inc.	1,272	28,480
Symantec Corp. (a)	13,100	835,911
Synopsys, Inc. (a)	6,499	114,577
Synplicity, Inc. (a)	2,268	12,746
Take-Two Interactive Software, Inc. (a)	1,768	61,792
TALX Corp.	640	18,816
THQ, Inc. (a)	1,624	34,851
TIBCO Software, Inc. (a)	9,540	109,710
Transaction Systems Architects, Inc. Class A (a)	1,704	34,966
Ulticom, Inc. (a)	2,044	36,690
Ultimate Software Group, Inc. (a)	1,652	21,096
VA Software Corp. (a)	3,453	8,529
Vastera, Inc. (a)	2,389	4,420
Verint Systems, Inc. (a)	1,349	55,498
Verisity Ltd. (a)	1,144	9,587
VERITAS Software Corp. (a)	17,631	386,119
Verity, Inc. (a)	1,796	24,623
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Wind River Systems, Inc. (a)	3,636	$ 43,996
Witness Systems, Inc. (a)	1,541	23,100
		22,796,002
TOTAL INFORMATION TECHNOLOGY		66,617,263
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	1,565	33,569
Akzo Nobel NV sponsored ADR	2,596	107,448
Hawkins, Inc.	1,509	17,957
Headwaters, Inc. (a)	1,482	47,468
LESCO, Inc. (a)	1,240	14,880
Methanex Corp.	5,425	95,513
Sigma Aldrich Corp.	2,693	160,853
Symyx Technologies, Inc. (a)	1,461	46,065
		523,753
Containers & Packaging - 0.2%
Anchor Glass Container Corp.	1,097	7,218
Caraustar Industries, Inc. (a)	1,964	31,601
Silgan Holdings, Inc.	832	45,178
Smurfit-Stone Container Corp. (a)	10,295	184,898
		268,895
Metals & Mining - 0.6%
Aber Diamond Corp. (a)	2,424	93,367
Alliance Resource Partners LP	576	40,464
Anglo American PLC ADR	1,295	31,533
Century Aluminum Co. (a)	1,260	32,281
Commonwealth Industries, Inc. (a)	2,346	30,709
Durban Roodepoort Deep Ltd. sponsored ADR (a)	7,316	12,657
Gibraltar Industries, Inc.	1,224	29,486
Ivanhoe Mines Ltd. (a)	10,684	76,575
Metal Management, Inc. (a)	748	19,657
Metals USA, Inc. (a)	861	16,144
NN, Inc.	1,128	14,371
Novamerican Steel, Inc. (a)	663	25,857
Olympic Steel, Inc. (a)	1,108	29,916
Pan American Silver Corp. (a)	2,276	41,204
Randgold Resources Ltd. ADR (a)	1,526	19,350
Roanoke Electric Steel Corp.	1,413	25,420
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Royal Gold, Inc.	1,028	$ 18,216
Schnitzer Steel Industries, Inc. Class A	816	30,788
Silver Standard Resources, Inc. (a)	1,633	22,871
Steel Dynamics, Inc.	2,100	85,113
Steel Technologies, Inc.	485	14,201
Wheeling Pittsburgh Corp. (a)	539	19,717
		729,897
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,505	27,305
TOTAL MATERIALS		1,549,850
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.6%
Broadwing Corp. (a)	2,030	13,479
Commonwealth Telephone Enterprises, Inc. (a)	992	48,271
CT Communications, Inc.	1,176	15,558
D&E Communications, Inc.	1,313	17,200
General Communications, Inc. Class A (a)	2,437	24,955
Global Crossing Ltd. (a)	971	14,614
Golden Telecom, Inc.	1,502	45,508
HickoryTech Corp.	1,493	15,871
ITC DeltaCom, Inc. (a)	1,382	2,363
Level 3 Communications, Inc. (a)(d)	30,895	106,588
MCI, Inc.	13,200	248,952
McLeodUSA, Inc. Class A (a)	9,871	2,566
North Pittsburgh Systems, Inc.	1,056	26,495
Primus Telecommunications Group, Inc. (a)	3,177	9,626
PTEK Holdings, Inc. (a)	2,889	30,421
Shenandoah Telecommunications Co.	834	24,661
SureWest Communications	752	21,409
Talk America Holdings, Inc. (a)	1,461	9,234
Teleglobe International Holdings Ltd. (a)	786	2,696
Telewest Global, Inc. (a)	10,270	150,353
Time Warner Telecom, Inc. Class A (a)	2,469	9,358
U.S. LEC Corp. Class A (a)	3,176	10,703
Warwick Valley Telephone Co.	624	14,027
		864,908
Wireless Telecommunication Services - 1.6%
Aether Systems, Inc. (a)	3,017	11,223
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Alamosa Holdings, Inc. (a)	4,671	$ 50,914
At Road, Inc. (a)	2,161	13,031
Centennial Communications Corp. Class A (a)	4,285	28,324
Dobson Communications Corp. Class A (a)	3,902	7,063
InPhonic, Inc.	1,334	34,030
Millicom International Cellular SA (a)	4,222	93,560
Nextel Communications, Inc. Class A (a)	45,541	1,296,097
Nextel Partners, Inc. Class A (a)	7,668	138,714
NII Holdings, Inc. (a)	2,545	110,097
SBA Communications Corp. Class A (a)	2,376	22,810
Telesystem International Wireless, Inc. (a)	7,106	82,567
TIM Hellas Telecommunications SA ADR	658	10,857
Ubiquitel, Inc. (a)	5,034	32,721
USA Mobility, Inc. (a)	1,688	61,376
Western Wireless Corp. Class A (a)	3,108	83,916
Wireless Facilities, Inc. (a)	2,341	19,383
		2,096,683
TOTAL TELECOMMUNICATION SERVICES		2,961,591
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	704	24,260
Otter Tail Corp.	1,701	45,808
		70,068
Gas Utilities - 0.0%
EnergySouth, Inc.	700	20,153
Inergy LP	992	29,085
		49,238
Multi-Utilities & Unregulated Power - 0.0%
NorthWestern Energy Corp. (a)	1,460	37,449
Water Utilities - 0.1%
Artesian Resources Corp. Class A	688	19,986
Connecticut Water Service, Inc.	940	26,160
Middlesex Water Co.	1,230	24,477
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Water Utilities - continued
Southwest Water Co.	1,552	$ 21,123
York Water Co.	1,020	20,053
		111,799
TOTAL UTILITIES		268,554
TOTAL COMMON STOCKS (Cost $119,519,501)		132,283,596
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (e) (Cost $169,728)	$ 170,000	169,678
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 1.98% (b)	14,311	14,311
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	7,941,984	7,941,984
TOTAL MONEY MARKET FUNDS (Cost $7,956,295)		7,956,295
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $127,645,524)		140,409,569
NET OTHER ASSETS - (4.9)%		(6,544,412)
NET ASSETS - 100%		$ 133,865,157
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 Nasdaq 100 E-Mini Index Contracts	Dec. 2004	$ 1,573,000	$ 68,325

The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $169,678.
Income Tax Information
The fund hereby designates approximately $382,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (including securities loaned of $7,729,006) (cost $127,645,524) - See accompanying schedule		$ 140,409,569
Cash		34,586
Receivable for investments sold		13,255
Dividends receivable		1,451,741
Interest receivable		317
Prepaid expenses		528
Receivable from investment adviser for expense reductions		41,770
Other receivables		3,792
Total assets		141,955,558

Liabilities
Payable for investments purchased	$ 19,802
Accrued management fee	26,321
Distribution fees payable	28,172
Payable for daily variation on futures contracts	4,500
Other affiliated payables	4,113
Other payables and accrued expenses	65,509
Collateral on securities loaned, at value	7,941,984
Total liabilities		8,090,401

Net Assets		$ 133,865,157
Net Assets consist of:
Paid in capital		$ 118,192,244
Undistributed net investment income		1,430,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,409,586
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,832,369
Net Assets, for 1,600,000 shares outstanding		$ 133,865,157
Net Asset Value, offering price and redemption price per share ($133,865,157 ÷ 1,600,000 shares)		$ 83.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended November 30, 2004

Investment Income
Dividends		$ 615,697
Special Dividends		1,369,500
Interest		8,228
Security lending		28,024
Total income		2,021,449

Expenses
Management fee	$ 310,612
Transfer agent and custody fees	98,855
Distribution fees	116,461
Licensing fees	64,700
Accounting and security lending fees	49,163
Non-interested trustees' compensation	707
Audit	73,002
Legal	4,148
Miscellaneous	8,126
Total expenses before reductions	725,774
Expense reductions	(337,764)	388,010
Net investment income (loss)		1,633,439
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,990,055
Foreign currency transactions	162
Futures contracts	29,734
Total net realized gain (loss)		13,019,951
Change in net unrealized appreciation (depreciation) on: Investment securities	(99,016)
Assets and liabilities in foreign currencies	(1)
Futures contracts	44,741
Total change in net unrealized appreciation (depreciation)		(54,276)
Net gain (loss)		12,965,675
Net increase (decrease) in net assets resulting from operations		$ 14,599,114

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2004	For the period September 25, 2003 (commencement of operations) to November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,633,439	$ 188,726
Net realized gain (loss)	13,019,951	7,938,072
Change in net unrealized appreciation (depreciation)	(54,276)	12,886,645
Net increase (decrease) in net assets resulting from operations	14,599,114	21,013,443
Distributions to shareholders from net investment income	(364,000)	-
Share transactions Proceeds from sales of shares	30,916,600	414,333,000
Cost of shares redeemed	(91,710,000)	(254,923,000)
Net increase (decrease) in net assets resulting from share transactions	(60,793,400)	159,410,000
Total increase (decrease) in net assets	(46,558,286)	180,423,443

Net Assets
Beginning of period	180,423,443	-
End of period (including undistributed net investment income of $1,430,958 and undistributed net investment income of $188,724, respectively)	$ 133,865,157	$ 180,423,443
Other Information Shares
Sold	400,000	5,700,000
Redeemed	(1,100,000)	(3,400,000)
Net increase (decrease)	(700,000)	2,300,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 78.44	$ 72.69
Income from Investment Operations
Net investment income (loss) D	1.00 E	.06
Net realized and unrealized gain (loss)	4.43	5.69
Total from investment operations	5.43	5.75
Distributions from net investment income	(.20)	-
Net asset value, end of period	$ 83.67	$ 78.44
Total Return B, C	6.94%	7.91%
Ratios to Average Net Assets G
Expenses before expense reductions	.56%	.51% A
Expenses net of voluntary waivers, if any	.30%	.30% A
Expenses net of all reductions	.30%	.30% A
Net investment income (loss)	1.26%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,865	$ 180,423
Portfolio turnover rate H	8%	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.83 per share.

F For the period September 25, 2003 (commencement of operations) to November 30, 2003.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2004

1. Significant Accounting Policies.

Fidelity Nasdaq Composite Index Tracking Stock (the fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Realized gain or loss resulting from in-kind redemptions is not taxable to the fund and is not distributed to shareholders of the fund. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions and redemptions in kind.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 21,716,242
Unrealized depreciation	(8,957,624)
Net unrealized appreciation (depreciation)	12,758,618
Undistributed ordinary income	1,429,981
Cost for federal income tax purposes	$ 127,650,951

The tax character of distributions paid was as follows:

November 30, 2004
Ordinary Income	$ 364,000

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $10,301,929 and $9,857,788, respectively.

Securities received and delivered on an in-kind basis aggregated $30,905,146 and $91,668,126, respectively. Realized gain (loss) of $11,582,926 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan. The fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the fund. For the period, the distribution fees were equivalent to an annualized rate of .09% of average net assets. The total amounts paid to and retained by FDC were $116,461 and $0, respectively.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the fund whereby the fund pays FMR the amount of the license fee at the rate of up to .06% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,600 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse the fund through October 1, 2006, to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $337,622.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expense by $142.

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

The fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the fund and redemption proceeds are paid with a basket of securities from the fund's portfolio. The fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $17,151.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 12, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Fidelity Nasdaq Composite Index Tracking Stock (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Trustee of Fidelity Commonwealth Trust. Mr. Dirks also serves as Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously,
Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously,
Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999),
and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Trustee of Fidelity Commonwealth Trust. Mr. Wolfe also serves as Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan®(7)Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (45)

Year of Election or Appointment: 2003

Vice President of Fidelity Nasdaq Composite Index Tracking Stock.
Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President
and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (56)

Year of Election or Appointment: 2003

Secretary of Fidelity Nasdaq Composite Index Tracking Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Fidelity Nasdaq Composite Index Tracking Stock. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of
FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2003

Chief Financial Officer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

A total of .14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	12,221,814,216.15	73.238
Against	3,155,449,238.56	18.908
Abstain	587,539,807.37	3.521
Broker Non-Votes	723,047,068.58	4.333
TOTAL	16,687,850,330.66	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	15,841,707,644.41	94.930
Withheld	846,142,686.25	5.070
TOTAL	16,687,850,330.66	100.000
Ralph F. Cox
Affirmative	15,797,852,227.84	94.667
Withheld	889,998,102.82	5.333
TOTAL	16,687,850,330.66	100.000
Laura B. Cronin
Affirmative	15,839,639,342.73	94.917
Withheld	848,210,987.93	5.083
TOTAL	16,687,850,330.66	100.000
Dennis J. Dirks B
Affirmative	15,848,904,973.82	94.973
Withheld	838,945,356.84	5.027
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	15,823,470,035.51	94.820
Withheld	864,380,295.15	5.180
TOTAL	16,687,850,330.66	100.000
George H. Heilmeier
Affirmative	15,839,665,226.61	94.917
Withheld	848,185,104.05	5.083
TOTAL	16,687,850,330.66	100.000
Abigail P. Johnson
Affirmative	15,781,077,913.19	94.566
Withheld	906,772,417.47	5.434
TOTAL	16,687,850,330.66	100.000
Edward C. Johnson 3d
Affirmative	15,754,759,829.98	94.409
Withheld	933,090,500.68	5.591
TOTAL	16,687,850,330.66	100.000
Donald J. Kirk
Affirmative	15,813,230,768.50	94.759
Withheld	874,619,562.16	5.241
TOTAL	16,687,850,330.66	100.000
Marie L. Knowles
Affirmative	15,851,883,968.67	94.991
Withheld	835,966,361.99	5.009
TOTAL	16,687,850,330.66	100.000
Ned C. Lautenbach
Affirmative	15,854,530,564.20	95.006
Withheld	833,319,766.46	4.994
TOTAL	16,687,850,330.66	100.000
Marvin L. Mann
Affirmative	15,816,737,319.52	94.780
Withheld	871,113,011.14	5.220
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	15,823,167,179.17	94.818
Withheld	864,683,151.49	5.182
TOTAL	16,687,850,330.66	100.000
Robert L. Reynolds
Affirmative	15,845,001,714.22	94.949
Withheld	842,848,616.44	5.051
TOTAL	16,687,850,330.66	100.000
Cornelia M. Small B
Affirmative	15,840,247,943.36	94.921
Withheld	847,602,387.30	5.079
TOTAL	16,687,850,330.66	100.000
William S. Stavropoulos
Affirmative	15,830,742,293.62	94.864
Withheld	857,108,037.04	5.136
TOTAL	16,687,850,330.66	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

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Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer Agent

JPMorgan Chase Bank
New York, NY.

Shareholder Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ETF-UANN-0105
1.795568.101

Fidelity®

Nasdaq Composite® Index

Fund

Annual Report

November 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2004	Past 1 year	Life of fundA
Fidelity Nasdaq Composite Index Fund	6.99%	12.88%

A From September 25, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Nasdaq Composite Index Fund on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the NASDAQ Composite Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jacques Perold, who oversees the Fidelity® Nasdaq Composite® Index Fund's investment management personnel as President of Geode Capital Management, LLC

Despite surging oil prices, a struggling job market and four interest rate hikes in a five-month span, U.S. equity markets posted solid results for the 12-month period ending November 30, 2004, and were closing in on a second straight year in the black. There was great disparity in the market during the past year. For instance, value stocks trounced their growth counterparts during the period. To illustrate, the Russell 1000® Value Index shot up 19.67%, while the Russell 1000 Growth Index rose only 5.83%. Meanwhile, small- and mid-cap stocks vastly outperformed larger-cap stocks. Energy was the best-performing sector of the market, propelled by a spike in oil prices. Conversely, technology stocks dipped lower in response to a slowdown in corporate capital spending. For the 12-month period overall, the Standard & Poor's 500SM Index returned 12.86% - slightly above its historical average. Elsewhere, the Dow Jones Industrial AverageSM rose 8.87% and the tech-heavy NASDAQ Composite® Index advanced 7.51%.

For the 12-month period ending November 30, 2004, the fund gained 6.99%, roughly in line with the NASDAQ®. The fund's peer group average, the LipperSM Growth Funds Average, returned 9.52% during the same time frame. Software giant Microsoft had the greatest positive impact on results. Microsoft's stock rose steadily as the company continued to generate solid earnings growth. It also announced well-received plans to return part of its cash hoard to shareholders in the form of higher quarterly dividends and a special one-time year-end payment of $3 per share. Online auction house eBay benefited from increasing revenues generated overseas and additional use of fixed-price sales to complement its more traditional auction business. Intel, the world's leading maker of semiconductors, was the biggest detractor from performance, falling after announcing a second-quarter decline in profit margins and an increase in inventories. Another laggard was VERITAS, a leading data-storage software maker. Its stock price fell by more than a third in early July after the firm warned of lower earnings on disappointing sales in the United States.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/
or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Actual	$ 1,000.00	$ 1,057.70	$ 2.31
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.72	$ 2.28

*Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	9.1	9.3
Intel Corp.	4.5	6.0
Cisco Systems, Inc.	3.9	5.0
Dell, Inc.	3.2	3.0
Amgen, Inc.	2.4	2.3
eBay, Inc.	2.3	1.9
QUALCOMM, Inc.	2.1	1.8
Oracle Corp.	2.1	1.9
Yahoo!, Inc.	1.6	1.4
Comcast Corp. Class A	1.3	1.3
	32.5
Market Sectors as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	49.1	50.8
Consumer Discretionary	13.7	12.7
Health Care	12.7	13.2
Financials	10.6	10.5
Industrials	5.8	5.5
Telecommunication Services	2.2	1.7
Consumer Staples	1.5	1.4
Materials	1.1	0.9
Energy	0.7	0.5
Utilities	0.2	0.1
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2004

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	800	$ 13,936
China Automotive Systems, Inc. (a)	1,032	16,450
Decoma International, Inc. Class A (sub. vtg.)	1,602	18,114
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	661	6,015
Exide Technologies (a)	1,105	13,757
GenTek, Inc. (a)	300	14,697
Gentex Corp.	2,657	85,874
Hayes Lemmerz International, Inc. (a)	1,193	9,091
Intier Automotive, Inc. Class A	213	6,374
Keystone Automotive Industries, Inc. (a)	491	11,504
LKQ Corp.	796	14,280
Noble International Ltd.	308	6,071
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,681	10,439
R&B, Inc. (a)	766	19,150
Shiloh Industries, Inc. (a)	545	7,074
Sports Resorts International, Inc. (a)	3,572	10,252
Strattec Security Corp. (a)	130	8,190
Tesma International, Inc. Class A (sub. vtg.)	627	21,386
Wescast Industries, Inc. Class A (sub. vtg.)	123	3,340
		295,994
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	770	16,147
Distributors - 0.0%
Noland Co.	246	10,583
Source Interlink Companies, Inc. (a)	919	11,993
		22,576
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	1,055	25,404
Ambassadors Group, Inc.	369	12,834
Ameristar Casinos, Inc.	907	36,507
Applebee's International, Inc.	2,488	63,942
BJ's Restaurants, Inc. (a)	902	13,494
Bob Evans Farms, Inc.	1,216	30,704
Buffalo Wild Wings, Inc.	531	17,592
California Pizza Kitchen, Inc. (a)	768	19,238
CBRL Group, Inc.	1,617	65,925
Churchill Downs, Inc.	483	22,435
Ctrip.com International Ltd. ADR	360	17,399
Empire Resorts, Inc. (a)	676	7,274
International Speedway Corp. Class A	929	45,419
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Isle of Capri Casinos, Inc. (a)	1,198	$ 29,387
Lone Star Steakhouse & Saloon, Inc.	829	22,375
Magna Entertainment Corp. Class A (a)	2,724	16,344
McCormick & Schmick Seafood Restaurants	397	6,566
Monarch Casino & Resort, Inc. (a)	237	8,276
MTR Gaming Group, Inc. (a)	1,009	10,151
Multimedia Games, Inc. (a)	948	12,400
Navigant International, Inc. (a)	541	5,940
O'Charleys, Inc. (a)	757	14,383
P.F. Chang's China Bistro, Inc. (a)	795	44,711
Panera Bread Co. Class A (a)	941	37,584
Papa John's International, Inc. (a)	403	14,335
Penn National Gaming, Inc. (a)	1,334	70,395
Rare Hospitality International, Inc. (a)	1,052	31,518
Red Robin Gourmet Burgers, Inc. (a)	451	23,159
Ryan's Restaurant Group, Inc. (a)	1,417	21,638
Scientific Games Corp. Class A (a)	2,873	68,665
Shuffle Master, Inc. (a)	823	37,883
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	4,821
Sonic Corp. (a)	1,845	53,819
Starbucks Corp. (a)	12,747	717,146
Sunterra Corp. (a)	868	9,574
Texas Roadhouse, Inc. Class A	908	23,063
The Cheesecake Factory, Inc. (a)	1,620	79,202
Wynn Resorts Ltd. (a)	2,777	161,316
		1,902,818
Household Durables - 0.4%
Avatar Holdings, Inc. (a)	197	9,312
Bassett Furniture Industries, Inc.	681	13,423
Brillian Corp. (a)	388	1,195
California Coastal Communities, Inc. (a)	409	9,117
Craftmade International, Inc.	649	11,487
Dominion Homes, Inc. (a)	396	8,181
Dorel Industries, Inc. Class B (sub. vtg.) (a)	886	31,191
Flexsteel Industries, Inc.	620	10,856
Garmin Ltd. (d)	3,420	199,112
Helen of Troy Ltd. (a)	913	25,692
Hooker Furniture Corp.	696	16,252
Interface, Inc. Class A (a)	2,168	21,463
Kimball International, Inc. Class B	805	11,995
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lifetime Hoan Corp.	1,013	$ 13,767
Palm Harbor Homes, Inc. (a)	739	11,536
Stanley Furniture Co., Inc.	312	14,352
Universal Electronics, Inc. (a)	813	14,837
		423,768
Internet & Catalog Retail - 3.6%
1-800 CONTACTS, Inc. (a)	518	10,614
1-800-FLOWERS.com, Inc. Class A (a)	895	7,429
Alloy, Inc. (a)	1,976	8,892
Amazon.com, Inc. (a)	13,126	520,840
Audible, Inc. (a)	670	18,733
Blue Nile, Inc.	469	12,091
Coldwater Creek, Inc. (a)	1,231	32,252
Drugstore.com, Inc. (a)	2,140	6,955
eBay, Inc. (a)	21,163	2,379,779
eCost.com, Inc.	600	11,580
GSI Commerce, Inc. (a)	1,482	22,423
IAC/InterActiveCorp (a)	20,516	506,540
Insight Enterprises, Inc. (a)	1,623	32,833
J. Jill Group, Inc. (a)	641	11,070
Netflix, Inc. (a)(d)	1,475	16,786
Overstock.com, Inc. (a)	650	46,319
PC Mall, Inc. (a)	507	12,320
PetMed Express, Inc. (a)	710	4,615
Priceline.com, Inc. (a)	1,328	31,699
Provide Commerce, Inc.	585	20,066
Stamps.com, Inc.	989	15,300
ValueVision Media, Inc. Class A (a)	974	11,045
		3,740,181
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	16,213
Concord Camera Corp. (a)	341	900
Escalade, Inc.	749	11,025
JAKKS Pacific, Inc. (a)	1,033	19,234
Radica Games Ltd.	1,200	11,508
RC2 Corp. (a)	631	19,744
SCP Pool Corp.	1,758	55,430
		134,054
Media - 4.2%
ACME Communications, Inc. (a)	1,400	8,232
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	1,269	$ 33,010
Beasley Broadcast Group, Inc. Class A (a)	689	12,092
Cadmus Communications Corp.	937	13,006
Carmike Cinemas, Inc.	461	17,260
Central European Media Enterprises Ltd. Class A (a)	722	22,714
Charter Communications, Inc. Class A (a)(d)	9,505	20,531
Comcast Corp.:
Class A (a)	43,579	1,309,113
Class A (special) (a)	26,786	794,205
Courier Corp.	196	9,914
Crown Media Holdings, Inc. Class A (a)	2,664	23,603
Cumulus Media, Inc. Class A (a)	2,009	30,698
EchoStar Communications Corp. Class A	6,785	222,480
Emmis Communications Corp. Class A (a)	1,450	26,811
Fisher Communications, Inc. (a)	394	18,530
Gemstar-TV Guide International, Inc. (a)	13,818	75,308
Global Sources Ltd. (a)	990	9,197
Grey Global Group, Inc.	39	42,784
Harris Interactive, Inc. (a)	1,659	11,016
IMAX Corp. (a)	1,147	9,468
Insight Communications, Inc. Class A (a)	2,570	21,768
Knology, Inc.	1,452	4,995
Lakes Entertainment, Inc. (a)	998	13,922
Lamar Advertising Co. Class A (a)	2,768	109,170
Liberty Media International, Inc. Class A (a)	4,402	189,550
LodgeNet Entertainment Corp. (a)	799	12,321
MDC Partners, Inc. (a)	763	7,817
Mediacom Communications Corp. Class A (a)	3,456	18,040
Navarre Corp. (a)	871	14,833
New Frontier Media, Inc. (a)	1,084	8,770
Nexstar Broadcasting Group, Inc.	1,192	9,953
NTL, Inc. (a)	2,753	191,554
Pixar (a)	1,705	154,592
Radio One, Inc.:
Class A (a)	1,033	14,338
Class D (non-vtg.) (a)	2,352	32,810
Regent Communication, Inc. (a)	1,974	11,272
Reuters Group PLC sponsored ADR	707	31,165
Salem Communications Corp. Class A (a)	1,009	24,781
SBS Broadcasting SA (a)	925	31,848
Scholastic Corp. (a)	1,095	36,069
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A	2,015	$ 14,528
Sirius Satellite Radio, Inc. (a)	40,875	271,410
Spanish Broadcasting System, Inc. Class A (a)	1,167	12,475
TiVo, Inc. (a)	2,475	11,657
UnitedGlobalCom, Inc. Class A (a)	12,931	107,715
Value Line, Inc.	422	16,880
WPP Group PLC sponsored ADR	641	35,197
WPT Enterprises, Inc.	792	11,492
XM Satellite Radio Holdings, Inc. Class A (a)	6,600	243,606
Young Broadcasting, Inc. Class A (a)	630	6,149
		4,380,649
Multiline Retail - 0.5%
Conn's, Inc.	665	11,790
Dollar Tree Stores, Inc. (a)	3,584	99,743
Fred's, Inc. Class A	1,186	20,553
Kmart Holding Corp. (a)(d)	2,845	292,551
The Bon-Ton Stores, Inc.	984	13,776
Tuesday Morning Corp. (a)	1,287	43,102
		481,515
Specialty Retail - 2.4%
AC Moore Arts & Crafts, Inc. (a)	1,063	30,604
America's Car Mart, Inc. (a)	379	13,909
American Eagle Outfitters, Inc.	2,409	100,624
bebe Stores, Inc.	1,192	43,246
Bed Bath & Beyond, Inc. (a)	9,773	390,216
Big 5 Sporting Goods Corp.	1,019	27,747
Brookstone Co., Inc. (a)	600	10,980
Building Material Holding Corp.	508	18,517
Cache, Inc. (a)	377	6,224
Casual Male Retail Group, Inc. (a)	1,489	6,432
Charlotte Russe Holding, Inc. (a)	658	7,666
Charming Shoppes, Inc. (a)	3,839	35,895
Cost Plus, Inc. (a)	788	25,043
Deb Shops, Inc.	763	18,808
Dress Barn, Inc. (a)	924	15,865
Electronics Boutique Holding Corp. (a)	801	31,199
Finish Line, Inc. Class A	1,016	18,694
Gander Mountain Co.	416	5,458
Goody's Family Clothing, Inc.	1,432	13,948
Guitar Center, Inc. (a)	727	35,172
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gymboree Corp. (a)	738	$ 8,701
Hibbett Sporting Goods, Inc. (a)	704	17,438
Hollywood Entertainment Corp. (a)	1,515	19,225
Hot Topic, Inc. (a)	1,563	25,586
Jos. A. Bank Clothiers, Inc. (a)	461	12,124
Kirkland's, Inc. (a)	622	5,971
Monro Muffler Brake, Inc. (a)	669	16,424
Movie Gallery, Inc.	1,335	23,269
O'Reilly Automotive, Inc. (a)	1,695	73,800
Pacific Sunwear of California, Inc. (a)	2,336	51,883
Party City Corp. (a)	552	7,060
PETCO Animal Supplies, Inc. (a)	1,834	66,317
PETsMART, Inc.	4,576	156,820
Pomeroy IT Solutions, Inc. (a)	627	8,565
Rent-A-Center, Inc. (a)	2,610	66,529
Restoration Hardware, Inc. (a)	1,275	6,490
Ross Stores, Inc.	4,580	123,202
Select Comfort Corp. (a)	1,096	21,361
Sharper Image Corp. (a)	608	11,649
Shoe Carnival, Inc. (a)	605	7,889
Stage Stores, Inc. (a)	511	20,946
Staples, Inc.	16,140	515,027
Stein Mart, Inc. (a)	1,359	22,600
Steiner Leisure Ltd. (a)	489	13,164
TBC Corp. (a)	632	16,855
The Children's Place Retail Stores, Inc. (a)	918	29,064
The Pantry, Inc. (a)	1,036	28,511
Tractor Supply Co. (a)	1,268	40,221
Trans World Entertainment Corp. (a)	1,445	16,300
Tweeter Home Entertainment Group, Inc. (a)	953	6,109
Urban Outfitters, Inc. (a)	2,554	108,545
West Marine, Inc. (a)	829	19,150
Wet Seal, Inc. Class A (a)	1,165	1,934
Wilsons Leather Experts, Inc. (a)	2,802	14,010
		2,438,986
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	583	17,140
Columbia Sportswear Co. (a)	1,249	71,068
Deckers Outdoor Corp. (a)	381	16,581
Fossil, Inc. (a)	2,251	60,890
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Haggar Corp.	814	$ 17,989
K-Swiss, Inc. Class A	810	21,945
Oshkosh B'Gosh, Inc. Class A	639	13,100
Perry Ellis International, Inc. (a)	213	4,066
Quaker Fabric Corp. (a)	1,024	5,888
Steven Madden Ltd. (a)	480	9,053
Tandy Brands Accessories, Inc.	905	12,932
Velcro Industries NV	901	11,263
Warnaco Group, Inc. (a)	1,529	30,381
Weyco Group, Inc. (a)	303	12,223
		304,519
TOTAL CONSUMER DISCRETIONARY		14,141,207
CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	234	12,266
MGP Ingredients, Inc.	1,096	10,237
Robert Mondavi Corp. Class A (a)	392	22,070
		44,573
Food & Staples Retailing - 1.1%
Arden Group, Inc. Class A	165	16,294
Casey's General Stores, Inc.	1,703	32,987
Central European Distribution Corp. (a)	519	13,645
Costco Wholesale Corp.	14,764	717,530
Fresh Brands, Inc. (a)	466	3,542
Ingles Markets, Inc. Class A	1,279	16,358
Nash-Finch Co.	339	12,580
NeighborCare, Inc. (a)	1,342	37,697
Pathmark Stores, Inc. (a)	1,698	9,356
Performance Food Group Co. (a)	1,331	34,925
Topps Co., Inc.	1,768	17,627
United Natural Foods, Inc. (a)	1,348	37,919
Whole Foods Market, Inc.	1,902	172,645
Wild Oats Markets, Inc. (a)	1,044	7,475
		1,130,580
Food Products - 0.2%
Alico, Inc.	403	22,471
Bridgford Foods Corp. (a)	433	3,585
Cal-Maine Foods, Inc.	840	11,112
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Calavo Growers, Inc.	1,103	$ 12,916
Farmer Brothers Co.	654	17,370
Gold Kist, Inc. Delaware	1,500	20,972
Hain Celestial Group, Inc. (a)	942	18,303
J&J Snack Foods Corp. (a)	399	18,729
John B. Sanfilippo & Son, Inc.	308	6,838
Lancaster Colony Corp.	908	39,661
Lance, Inc.	1,018	18,976
Peet's Coffee & Tea, Inc. (a)	587	14,839
Sanderson Farms, Inc.	668	24,883
SunOpta, Inc. (a)	1,281	7,777
		238,432
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	527	20,395
WD-40 Co.	667	19,483
		39,878
Personal Products - 0.1%
Chattem, Inc. (a)	571	20,682
Elizabeth Arden, Inc. (a)	1,005	22,914
Inter Parfums, Inc.	544	9,101
Mannatech, Inc.	876	20,148
Nature's Sunshine Products, Inc.	995	16,656
USANA Health Sciences, Inc. (a)	727	21,599
		111,100
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,889	25,629
TOTAL CONSUMER STAPLES		1,590,192
ENERGY - 0.7%
Energy Equipment & Services - 0.3%
Cal Dive International, Inc. (a)	1,236	53,222
Global Industries Ltd. (a)	3,345	28,700
Gulf Island Fabrication, Inc.	426	9,061
Gulfmark Offshore, Inc. (a)	656	13,651
Horizon Offshore, Inc. (a)	690	242
Hydril Co. (a)	678	31,805
Lufkin Industries, Inc.	263	10,588
Matrix Service Co. (a)	325	2,421
Patterson-UTI Energy, Inc.	5,259	105,180
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Seabulk International, Inc. (a)	1,176	$ 14,018
Tesco Corp. (a)	808	8,319
Torch Offshore, Inc. (a)	1,138	2,252
		279,459
Oil & Gas - 0.4%
APCO Argentina, Inc.	353	12,002
Atlas America, Inc.	428	13,585
ATP Oil & Gas Corp. (a)	1,346	19,181
Brigham Exploration Co. (a)	2,496	23,338
Clayton Williams Energy, Inc. (a)	543	12,429
Copano Energy LLC	238	5,879
Crosstex Energy LP	394	12,226
Crosstex Energy, Inc.	671	27,021
Delta Petroleum Corp. (a)	1,660	26,112
Dorchester Minerals LP	602	14,538
Enterra Energy Trust	669	12,310
FX Energy, Inc. (a)	1,820	18,273
Golar LNG Ltd. (Nasdaq) (a)	2,090	30,997
Ivanhoe Energy, Inc. (a)	5,764	14,921
Knightsbridge Tankers Ltd.	576	22,372
Marine Petroleum Trust	541	15,608
Mission Resources Corp. (a)	1,676	10,408
Petroleum Development Corp. (a)	469	19,285
Petroquest Energy, Inc. (a)	2,202	11,098
Resource America, Inc. Class A	950	27,959
Syntroleum Corp. (a)	2,008	13,915
TC Pipelines LP	384	14,784
The Exploration Co. of Delaware, Inc. (a)	2,649	16,159
Top Tankers, Inc.	612	13,801
		408,201
TOTAL ENERGY		687,660
FINANCIALS - 10.6%
Capital Markets - 1.2%
American Capital Strategies Ltd.	2,858	91,285
Ameritrade Holding Corp. (a)	12,983	180,853
Calamos Asset Management, Inc. Class A	469	11,125
Capital Southwest Corp.	141	11,111
Gladstone Capital Corp.	658	16,141
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Harris & Harris Group, Inc. (a)	1,045	$ 15,424
Investors Financial Services Corp.	2,224	97,500
Knight Trading Group, Inc. (a)	3,926	44,796
MarketAxess Holdings, Inc.	650	12,740
MFC Bancorp Ltd. (a)	487	10,203
Northern Trust Corp.	7,100	333,984
Sanders Morris Harris Group, Inc.	903	13,771
SEI Investments Co.	3,312	129,532
T. Rowe Price Group, Inc.	3,865	228,653
TradeStation Group, Inc. (a)	1,353	10,039
		1,207,157
Commercial Banks - 5.8%
1st Source Corp.	501	13,151
ABC Bancorp	818	16,933
Alabama National Bancorp, Delaware	384	24,280
Alliance Financial Corp.	376	10,622
Amcore Financial, Inc.	936	30,448
American National Bankshares, Inc.	549	13,505
American River Bankshares	538	12,589
AmericanWest Bancorp (a)	569	11,949
Arrow Financial Corp.	329	10,564
Associated Banc-Corp.	3,072	102,083
Banc Corp. (a)	804	6,319
BancFirst Corp.	180	12,778
Bank of Granite Corp.	778	16,883
Bank of the Ozarks, Inc.	400	14,260
BNC Bancorp	346	5,778
BOK Financial Corp. (a)	1,672	81,594
Boston Private Financial Holdings, Inc.	584	15,821
Capital Bank Corp.	729	12,138
Capital City Bank Group, Inc.	671	29,524
Capital Corp. of the West	434	22,347
Cardinal Financial Corp. (a)	1,972	19,759
Cascade Bancorp	616	13,429
Cascade Financial Corp.	809	15,387
Cathay General Bancorp	1,482	57,383
Cavalry Bancorp, Inc.	710	15,115
Center Bancorp, Inc.	525	6,762
Center Financial Corp., California	1,142	23,514
Central Coast Bancorp (a)	773	17,972
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Century Bancorp, Inc. Class A (non-vtg.)	318	$ 9,877
Chemical Financial Corp.	648	27,151
Chester Valley Bancorp, Inc.	736	15,735
Citizens Banking Corp.	1,197	42,015
City Holding Co.	275	10,153
CNB Financial Corp.	587	8,664
CoBiz, Inc.	1,170	25,740
Colony Bankcorp, Inc.	620	19,530
Columbia Bancorp	413	14,971
Columbia Bancorp, Oregon	1,041	20,039
Columbia Banking Systems, Inc.	724	18,382
Commerce Bancshares, Inc.	1,996	97,624
Commercial Bankshares, Inc.	505	19,064
Community Bank of Northern Virginia	492	8,216
Community Banks, Inc.	418	12,256
Community Trust Bancorp, Inc.	348	11,651
Compass Bancshares, Inc.	3,580	166,685
CVB Financial Corp.	1,636	44,466
East West Bancorp, Inc.	1,533	63,574
Eastern Virgina Bankshares, Inc.	469	11,158
Exchange National Bancshares, Inc.	288	8,358
Farmers Capital Bank Corp.	357	13,566
Fidelity Southern Corp.	1,009	18,293
Fifth Third Bancorp	17,855	899,178
Financial Institutions, Inc.	425	10,838
First Bancorp, North Carolina	705	19,966
First Charter Corp.	1,343	36,785
First Citizen Bancshares, Inc.	209	28,438
First Citizens Banc Corp.	384	8,832
First Community Bancorp, California	408	17,144
First Community Bancshares, Inc.	357	12,716
First Financial Bancorp, Ohio	1,319	22,529
First Financial Bankshares, Inc.	311	13,529
First Financial Corp., Indiana	404	14,673
First Indiana Corp.	758	17,563
First M&F Corp.	549	18,666
First Merchants Corp.	459	12,370
First Midwest Bancorp, Inc., Delaware	1,260	47,300
First Oak Brook Bancshares, Inc.	529	17,351
First of Long Island Corp.	286	14,051
First South Bancorp, Inc., Virginia	528	13,459
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
First State Bancorp.	465	$ 17,470
First United Corp.	493	10,033
Firstbank Corp., Michigan	423	12,457
FirstMerit Corp.	2,562	70,122
Flag Financial Corp.	932	13,281
FNB Corp., North Carolina	602	11,769
FNB Corp., Virginia	559	16,211
FNB Financial Services Corp.	597	12,537
Foothill Independent Bancorp	638	14,719
Frontier Financial Corp., Washington	294	11,719
Fulton Financial Corp.	3,213	71,971
GB&T Bancshares, Inc.	498	12,634
German American Bancorp	686	11,662
Glacier Bancorp, Inc.	847	29,315
Gold Banc Corp., Inc.	957	14,317
Great Southern Bancorp, Inc.	418	17,138
Greater Bay Bancorp	1,571	45,638
Greater Community Bancorp	773	11,440
Greene County Bancshares, Inc.	456	11,706
Grupo Financiero Galicia SA sponsored ADR (a)	1,235	8,954
Hancock Holding Co.	882	29,988
Hanmi Financial Corp.	640	23,795
Harleysville National Corp., Pennsylvania	579	16,305
Heartland Financial USA, Inc.	717	15,824
Heritage Commerce Corp. (a)	1,051	20,558
Huntington Bancshares, Inc.	7,175	174,066
IBERIABANK Corp.	124	8,010
Independent Bank Corp., Massachusetts	515	17,798
Independent Bank Corp., Michigan	385	11,589
Integra Bank Corp.	485	11,097
Interchange Financial Services Corp.	462	12,335
International Bancshares Corp.	1,415	55,963
Lakeland Bancorp, Inc.	772	14,012
Lakeland Financial Corp.	382	15,223
LNB Bancorp, Inc.	836	16,745
LSB Bancshares, Inc.	666	11,222
Macatawa Bank Corp.	337	10,265
Main Street Banks, Inc.	516	16,347
MainSource Financial Group, Inc.	613	15,080
MB Financial, Inc.	851	35,912
MBT Financial Corp.	578	13,785
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Mercantile Bank Corp.	413	$ 16,850
Mercantile Bankshares Corp.	2,229	114,794
Merchants Bancshares, Inc.	610	18,117
Mid-State Bancshares	481	14,353
Midwest Banc Holdings, Inc.	779	17,979
Nara Bancorp, Inc.	877	18,207
National Bankshares, Inc.	381	19,702
National Penn Bancshares, Inc.	1,245	35,856
NBT Bancorp, Inc.	1,162	29,503
Northern States Financial Corp.	462	12,705
Oak Hill Financial, Inc.	544	20,721
Old Point Financial Corp.	537	16,438
Old Second Bancorp, Inc.	796	25,942
Omega Financial Corp.	625	22,069
Pacific Capital Bancorp	1,321	43,606
Pennrock Financial Services Corp.	449	18,180
Penns Woods Bancorp, Inc.	301	14,990
Peoples Bancorp, Inc.	541	16,950
Pinnacle Financial Partners, Inc. (a)	510	12,408
Popular, Inc.	7,895	209,218
Premierwest Bancorp (a)	679	7,544
PrivateBancorp, Inc.	782	26,932
Prosperity Bancshares, Inc.	507	14,379
Provident Bankshares Corp.	1,078	39,606
Republic Bancorp, Inc.	2,132	33,131
Republic Bancorp, Inc., Kentucky Class A	592	16,428
Republic First Bancorp, Inc. (a)	973	14,887
Riggs National Corp.	803	16,156
Royal Bancshares of Pennsylvania, Inc. Class A	462	13,398
Rurban Financial Corp. (a)	723	10,165
S&T Bancorp, Inc.	901	33,076
Sandy Spring Bancorp, Inc.	279	10,133
SCBT Financial Corp.	432	15,975
Seacoast Banking Corp., Florida	720	15,854
Security Bank Corp., Georgia	370	15,925
Shore Bancshares, Inc.	507	16,153
Sierra Bancorp	727	15,267
Signature Bank, New York	906	28,457
Silicon Valley Bancshares (a)	1,013	42,526
Simmons First National Corp. Class A	562	16,298
Sky Financial Group, Inc.	3,225	93,396
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Slade's Ferry Bancorp	647	$ 13,134
South Financial Group, Inc.	2,023	64,099
Southern Community Financial Corp.	910	10,010
Southwest Bancorp of Texas, Inc.	2,146	52,491
Southwest Bancorp, Inc., Oklahoma	811	21,775
State Financial Services Corp. Class A	495	14,603
Sterling Bancshares, Inc.	1,496	21,812
Sterling Financial Corp., Pennsylvania	587	17,193
Suffolk Bancorp	342	11,348
Summit Bancshares, Inc.	461	15,697
Sun Bancorp, Inc., New Jersey (a)	519	12,897
Susquehanna Bancshares, Inc., Pennsylvania	1,486	38,636
Taylor Capital Group, Inc.	570	19,676
Texas Capital Bancshares, Inc. (a)	793	16,352
Texas Regional Bancshares, Inc. Class A	1,424	50,637
Trico Bancshares	1,018	24,381
Trustco Bank Corp., New York	2,134	30,089
Trustmark Corp.	1,762	54,270
UCBH Holdings, Inc.	1,263	57,264
UMB Financial Corp. (a)	512	28,677
Umpqua Holdings Corp.	1,365	34,903
Union Bankshares Corp.	440	16,504
United Bankshares, Inc., West Virginia	1,231	47,110
United Community Banks, Inc., Georgia (a)	1,186	33,991
United Financial Corp.	468	11,513
United Security Bancshares, Inc.	450	13,442
United Security Bancshares, California	454	11,300
Univest Corp. of Pennsylvania	375	17,659
Unizan Financial Corp.	626	16,138
Vail Banks, Inc. (d)	945	12,304
Virginia Commerce Bancorp, Inc. (a)	737	21,005
Virginia Financial Group, Inc.	342	11,714
Washington Trust Bancorp, Inc.	617	18,152
WesBanco, Inc.	451	14,256
West Bancorp., Inc.	821	14,236
West Coast Bancorp, Oregon	748	19,680
Westamerica Bancorp.	801	46,586
Westbank Corp.	580	10,684
Western Sierra Bancorp (a)	411	16,440
Whitney Holding Corp.	955	44,064
Wilshire Bancorp, Inc. (a)	473	15,415
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Wintrust Financial Corp.	645	$ 38,597
Yadkin Valley Bank & Trust Co.	667	9,505
Yardville National Bancorp	458	15,256
Zions Bancorp	2,620	174,230
		5,970,454
Consumer Finance - 0.3%
ACE Cash Express, Inc. (a)	435	11,604
Advanta Corp.:
Class A	426	9,534
Class B	718	17,146
Asta Funding, Inc.	686	15,065
Collegiate Funding Services, Inc.	1,369	17,660
CompuCredit Corp. (a)	1,538	36,866
Credit Acceptance Corp. (a)	1,334	33,017
Education Lending Group, Inc. (a)	661	9,294
First Cash Financial Services, Inc. (a)	724	18,853
QC Holdings, Inc.	1,007	17,451
United Panam Financial Corp. (a)	805	15,979
WFS Financial, Inc. (a)	1,271	59,140
World Acceptance Corp. (a)	583	15,036
		276,645
Diversified Financial Services - 0.1%
California First National Bancorp	627	8,307
Encore Capital Group, Inc. (a)	911	22,848
eSpeed, Inc. Class A (a)	879	9,836
EuroBancshares, Inc.	374	7,626
First Albany Companies, Inc.	714	6,562
Instinet Group, Inc. (a)	11,680	69,963
Marlin Business Services Corp.	759	12,941
Medallion Financial Corp.	1,687	15,841
Newtek Business Services, Inc. (a)	1,293	5,308
		159,232
Insurance - 1.3%
Affirmative Insurance Holdings, Inc.	381	6,370
Alfa Corp.	2,654	40,208
American National Insurance Co.	763	77,559
American Physicians Capital, Inc. (a)	423	14,090
Arch Capital Group Ltd. (a)	835	32,523
Argonaut Group, Inc. (a)	707	14,055
Baldwin & Lyons, Inc. Class B	518	13,468
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Ceres Group, Inc. (a)	1,684	$ 8,420
Cincinnati Financial Corp.	5,423	242,950
Direct General Corp.	647	18,440
Donegal Group, Inc. Class A	627	13,481
EMC Insurance Group	582	12,635
Enstar Group, Inc. (a)	235	14,547
Erie Indemnity Co. Class A	1,866	97,368
FPIC Insurance Group, Inc. (a)	638	21,073
Harleysville Group, Inc.	974	23,415
Infinity Property & Casualty Corp.	709	26,233
IPC Holdings Ltd.	1,161	49,424
Kansas City Life Insurance Co.	310	15,326
Max Re Capital Ltd.	1,323	25,216
Millea Holdings, Inc. ADR	481	34,088
National Western Life Insurance Co. Class A (a)	73	11,840
Navigators Group, Inc. (a)	419	11,837
Ohio Casualty Corp. (a)	1,983	42,595
Philadelphia Consolidated Holding Corp. (a)	627	42,793
PMA Capital Corp. Class A (a)	1,857	18,477
Presidential Life Corp.	1,433	23,945
Quanta Capital Holdings Ltd. (a)	2,049	19,220
SAFECO Corp.	3,931	190,536
Safety Insurance Group, Inc.	813	22,358
Selective Insurance Group, Inc.	823	36,862
State Auto Financial Corp.	1,314	35,215
The Midland Co. (a)	738	23,468
Triad Guaranty, Inc. (a)	519	31,140
United Fire & Casualty Co.	332	22,111
United National Group Ltd. Class A	701	12,443
Universal American Financial Corp. (a)	1,700	22,695
USI Holdings Corp. (a)	1,690	19,401
		1,387,825
Real Estate - 0.2%
Capital Automotive (SBI)	1,431	48,239
Elbit Medical Imaging Ltd. (a)	1,441	14,136
Falcon Financial Investment Trust	2,317	16,103
Gladstone Commercial Corp.	979	16,388
Investors Real Estate Trust	1,872	19,768
Monmouth Real Estate Investment Corp. Class A	2,165	17,905
Price Legacy Corp.	1,275	24,353
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Saxon Capital, Inc.	1,844	$ 41,859
Tarragon Realty Investors, Inc. (a)	588	8,461
ZipRealty, Inc.	624	10,539
		217,751
Thrifts & Mortgage Finance - 1.7%
Accredited Home Lenders Holding Co. (a)	644	27,660
Anchor BanCorp Wisconsin, Inc.	723	21,119
Bank Mutual Corp.	2,126	26,214
BankUnited Financial Corp. Class A (a)	773	23,762
Beverly Hills Bancorp, Inc.	1,968	19,503
Brookline Bancorp, Inc., Delaware	1,822	29,516
Camco Financial Corp.	727	11,072
Capital Crossing Bank (a)	282	7,532
Capitol Federal Financial	2,304	81,285
CFS Bancorp, Inc.	1,199	16,522
Charter Financial Corp.	864	35,346
Citizens First Bancorp, Inc.	720	18,756
Citizens South Banking Corp.	637	8,345
City Bank Lynnwood	482	18,576
Clifton Savings Bancorp, Inc.	1,352	17,441
Coastal Financial Corp.	1,070	16,264
Commercial Capital Bancorp, Inc.	1,875	44,738
Corus Bankshares, Inc.	695	33,826
Dime Community Bancorp, Inc.	1,218	22,350
E-Loan, Inc. (a)	2,671	7,212
ESB Financial Corp.	1,247	17,595
FFLC Bancorp, Inc.	504	16,446
Fidelity Bankshares, Inc.	418	17,151
First Busey Corp.	532	10,879
First Defiance Financial Corp.	519	14,200
First Federal Bancshares of Arkansas, Inc.	569	12,387
First Financial Holdings, Inc.	388	12,703
First Financial Service Corp.	216	5,538
First Niagara Financial Group, Inc.	2,512	36,273
First Pactrust Bancorp, Inc.	609	15,773
First Place Financial Corp.	477	10,733
Flushing Financial Corp.	759	16,129
FMS Financial Corp.	631	11,244
Harbor Florida Bancshares, Inc.	661	23,201
Heritage Financial Corp., Washington	686	14,893
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HMN Financial, Inc.	448	$ 14,318
Horizon Financial Corp.	760	15,588
Hudson City Bancorp, Inc.	5,843	234,772
Hudson River Bancorp, Inc.	832	16,848
Independence Community Bank Corp.	2,302	97,789
ITLA Capital Corp. (a)	89	4,862
KNBT Bancorp, Inc.	794	13,593
LSB Corp.	631	11,648
MAF Bancorp., Inc.	775	35,573
MASSBANK Corp.	367	13,616
MutualFirst Financial, Inc.	550	12,953
NASB Financial, Inc.	336	13,457
NetBank, Inc.	1,454	14,933
NewAlliance Bancshares, Inc.	3,646	54,799
NewMil Bancorp, Inc.	413	12,435
Northeast Pennsylvania Financial Corp.	744	12,641
Northwest Bancorp, Inc.	1,622	41,961
OceanFirst Financial Corp.	531	13,466
Pamrapo Bancorp, Inc.	749	17,976
Partners Trust Financial Group, Inc.	1,816	20,321
Pennfed Financial Services, Inc.	894	15,359
People's Bank, Connecticut	2,847	113,197
Provident Bancorp, Inc., Delaware	1,578	20,924
Provident Financial Holdings, Inc.	315	9,198
PVF Capital Corp.	455	6,507
Riverview Bancorp, Inc.	510	10,986
Severn Bancorp, Inc.	431	17,218
Sound Federal Bancorp, Inc.	1,315	19,989
Sterling Financial Corp., Washington (a)	581	23,211
TierOne Corp.	485	12,033
Timberland Bancorp, Inc.	556	13,622
United Community Financial Corp., Ohio	870	9,996
Washington Federal, Inc.	2,292	61,815
Waypoint Financial Corp.	950	26,382
Willow Grove Bancorp, Inc.	741	13,360
WSFS Financial Corp.	244	14,945
		1,784,475
TOTAL FINANCIALS		11,003,539
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 12.7%
Biotechnology - 7.1%
Abgenix, Inc. (a)	2,859	$ 29,019
Acacia Research Corp. - CombiMatrix (a)	1,427	4,795
AEterna Zentaris Laboratories, Inc. (a)	1,592	10,148
Affymetrix, Inc. (a)	2,111	71,668
Albany Molecular Research, Inc. (a)	747	8,008
Alexion Pharmaceuticals, Inc. (a)	1,001	20,701
Alkermes, Inc. (a)	3,610	49,782
Amgen, Inc. (a)	40,620	2,438,825
Amylin Pharmaceuticals, Inc. (a)	3,168	64,564
Angiotech Pharmaceuticals, Inc. (a)	2,712	50,149
Aphton Corp. (a)	1,970	6,501
Arena Pharmaceuticals, Inc. (a)	802	4,491
ARIAD Pharmaceuticals, Inc. (a)	1,982	11,436
Array Biopharma, Inc. (a)	1,496	12,507
Avant Immunotherapeutics, Inc. (a)	3,213	5,944
Axonyx, Inc. (a)	2,219	16,332
Bioenvision, Inc. (a)	1,026	10,568
Biogen Idec, Inc. (a)	10,645	624,649
BioMarin Pharmaceutical, Inc. (a)	1,690	9,008
Biopure Corp. Class A (a)	497	253
Caliper Life Sciences, Inc. (a)	1,195	8,353
CancerVax Corp.	1,246	11,800
Celgene Corp. (a)	5,141	140,966
Cell Genesys, Inc. (a)	1,539	11,296
Cell Therapeutics, Inc. (a)(d)	2,256	16,875
Cephalon, Inc. (a)	1,715	81,514
Cepheid, Inc. (a)	1,455	13,401
Chiron Corp. (a)	5,915	192,652
Ciphergen Biosystems, Inc. (a)	1,078	3,471
Compugen Ltd. (a)	1,757	8,170
Corgentech, Inc.	1,296	23,587
Corixa Corp. (a)	1,583	5,936
Cubist Pharmaceuticals, Inc. (a)	1,091	13,092
CuraGen Corp. (a)	1,634	9,853
Curis, Inc. (a)	1,951	7,902
CV Therapeutics, Inc. (a)	1,590	34,471
Cytokinetics, Inc.	1,078	9,271
deCODE genetics, Inc. (a)	1,985	12,903
Dendreon Corp. (a)	1,793	17,589
Digene Corp. (a)	715	17,291
Diversa Corp. (a)	1,093	9,258
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
DOV Pharmaceutical, Inc. (a)	1,030	$ 19,065
Dyax Corp. (a)	782	6,201
Dynavax Technologies Corp.	1,807	12,685
Encysive Pharmaceuticals, Inc. (a)	2,504	27,168
Enzon Pharmaceuticals, Inc. (a)	1,396	18,902
Exact Sciences Corp. (a)	1,230	4,256
Exelixis, Inc. (a)	2,435	21,842
Eyetech Pharmaceuticals, Inc.	1,283	51,731
Forbes Medi-Tech, Inc. (a)	1,040	2,982
Gen-Probe, Inc. (a)	1,632	65,117
Genaera Corp. (a)	2,470	8,917
Gene Logic, Inc. (a)	1,810	6,100
Genelabs Technologies, Inc. (a)	3,567	2,533
Genencor International, Inc. (a)	2,267	36,725
Genitope Corp.	1,205	19,015
Genta, Inc. (a)	2,036	2,647
GenVec, Inc. (a)	3,656	7,093
Genzyme Corp. - General Division (a)	7,347	411,505
Geron Corp. (a)	1,706	11,857
Gilead Sciences, Inc. (a)	13,540	466,588
GTx, Inc.	830	11,122
Harvard Bioscience, Inc. (a)	973	3,863
Human Genome Sciences, Inc. (a)	3,896	42,856
ICOS Corp. (a)	2,182	52,695
ID Biomedical Corp. (a)	1,335	21,726
Idenix Pharmaceuticals, Inc.	1,720	24,854
Ilex Oncology, Inc. (a)	1,420	35,301
ImClone Systems, Inc. (a)	2,530	106,817
ImmunoGen, Inc. (a)	2,035	15,914
Immunomedics, Inc. (a)	1,704	4,788
Incyte Corp. (a)	2,540	26,086
Indevus Pharmaceuticals, Inc. (a)	1,656	11,443
InterMune, Inc. (a)	1,181	14,656
Introgen Therapeutics, Inc. (a)(d)	1,380	9,632
Invitrogen Corp. (a)	1,656	100,188
Isis Pharmaceuticals, Inc. (a)	1,608	7,590
Keryx Biopharmaceuticals, Inc. (a)	1,032	12,621
Kosan Biosciences, Inc. (a)	755	4,862
La Jolla Pharmaceutical Co. (a)	1,785	2,517
Lexicon Genetics, Inc. (a)	2,296	16,141
LifeCell Corp. (a)	1,282	13,256
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Ligand Pharmaceuticals, Inc. Class B (a)	2,518	$ 28,202
Luminex Corp. (a)	900	8,109
MannKind Corp.	1,236	19,405
Marshall Edwards, Inc.	1,945	17,622
Martek Biosciences (a)	979	38,054
Maxim Pharmaceuticals, Inc. (a)	725	2,110
Maxygen, Inc. (a)	939	9,475
Medarex, Inc. (a)	2,676	29,168
MedImmune, Inc. (a)	7,821	208,039
Millennium Pharmaceuticals, Inc. (a)	9,972	125,847
Myogen, Inc.	1,135	9,262
Myriad Genetics, Inc. (a)	1,095	21,068
Nabi Biopharmaceuticals (a)	1,796	25,862
Nanogen, Inc. (a)	940	4,221
Neogen Corp. (a)	709	15,343
Neopharm, Inc. (a)	731	8,516
NeoRX Corp. (a)	507	887
Neose Technologies, Inc. (a)	1,126	7,871
Neurochem, Inc. (a)	1,043	20,914
Neurocrine Biosciences, Inc. (a)	1,170	53,820
Neurogen Corp. (a)	1,639	14,341
Northfield Laboratories, Inc. (a)	914	17,092
Novavax, Inc. (a)	2,057	7,035
NPS Pharmaceuticals, Inc. (a)	1,233	22,083
Nuvelo, Inc. (a)	1,327	12,938
ONYX Pharmaceuticals, Inc. (a)	1,093	34,189
OraSure Technologies, Inc. (a)	1,286	9,208
Orchid BioSciences, Inc. (a)	1,015	10,871
Oscient Pharmaceuticals Corp. (a)	1,920	6,259
OSI Pharmaceuticals, Inc. (a)	1,395	66,374
Peregrine Pharmaceuticals, Inc. (a)	4,452	5,654
Pharmacopeia Drug Discovery, Inc. (a)	368	2,127
Pharmacyclics, Inc. (a)	1,146	11,941
Pharmion Corp.	1,001	42,382
PRAECIS Pharmaceuticals, Inc. (a)	1,768	3,730
Progenics Pharmaceuticals, Inc. (a)	554	8,282
Protein Design Labs, Inc. (a)	3,025	54,813
QIAGEN NV (a)	4,566	49,358
QLT, Inc. (a)	2,958	47,939
Regeneron Pharmaceuticals, Inc. (a)	1,881	17,343
Renovis, Inc.	1,133	16,429
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Rigel Pharmaceuticals, Inc. (a)	589	$ 14,737
Savient Pharmaceuticals, Inc. (a)	2,981	6,558
SciClone Pharmaceuticals, Inc. (a)	1,927	7,862
Seattle Genetics, Inc. (a)	1,337	9,132
Senomyx, Inc.	987	9,771
Sequenom, Inc. (a)	1,742	1,550
Serologicals Corp. (a)	712	16,618
Sirna Therapeutics, Inc. (a)	2,265	6,999
Stratagene Corp. (a)	589	4,040
Tanox, Inc. (a)	1,465	20,290
Targeted Genetics Corp. (a)	5,047	6,662
Techne Corp. (a)	1,177	43,726
Telik, Inc. (a)	1,419	27,117
Third Wave Technologies, Inc. (a)	1,721	13,871
Transkaryotic Therapies, Inc. (a)	1,322	30,155
Trimeris, Inc. (a)	537	6,664
United Therapeutics Corp. (a)	769	33,844
Vasogen, Inc. (a)	1,722	8,218
Vertex Pharmaceuticals, Inc. (a)	2,749	29,194
Vicuron Pharmaceuticals, Inc. (a)	1,788	31,451
Vion Pharmaceuticals, Inc. (a)	2,003	9,494
XOMA Ltd. (a)	1,917	3,834
Zymogenetics, Inc. (a)	1,890	42,979
		7,339,805
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (a)	680	8,527
Abiomed, Inc. (a)	907	13,768
Advanced Neuromodulation Systems, Inc. (a)	762	27,508
Aksys Ltd. (a)(d)	1,303	8,613
Align Technology, Inc. (a)	2,037	21,531
American Medical Systems Holdings, Inc. (a)	1,075	41,022
Analogic Corp.	380	17,222
Animas Corp.	862	13,964
Arrow International, Inc.	1,354	40,945
Arthrocare Corp. (a)	596	18,041
Aspect Medical Systems, Inc. (a)	1,014	24,742
BioLase Technology, Inc. (d)	592	5,352
Biomet, Inc.	8,023	384,061
Biosite, Inc. (a)	581	32,356
BioVeris Corp. (a)	1,519	9,387
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Bruker BioSciences Corp. (a)	2,094	$ 9,653
Candela Corp. (a)	1,339	13,095
Cardiac Science, Inc. (a)	2,400	5,088
Cardiodynamics International Corp. (a)	1,574	7,193
Closure Medical Corp. (a)	589	10,478
CNS., Inc.	1,331	16,065
Conceptus, Inc. (a)	789	7,046
CONMED Corp. (a)	896	25,957
CTI Molecular Imaging, Inc. (a)	1,269	16,979
Cyberonics, Inc. (a)	756	14,039
Cytyc Corp. (a)	3,461	92,893
Dade Behring Holdings, Inc. (a)	1,328	71,300
Datascope Corp.	390	15,635
DENTSPLY International, Inc.	2,418	127,211
Encore Medical Corp. (a)	1,355	8,530
Endocardial Solutions, Inc. (a)	1,000	11,370
Endologix, Inc. (a)	1,944	12,558
Epix Pharmaceuticals, Inc. (a)	576	10,138
Exactech, Inc. (a)	534	10,061
Foxhollow Technologies, Inc.	653	16,913
Given Imaging Ltd. (a)	952	31,711
Hologic, Inc. (a)	735	18,368
I-Flow Corp. (a)	657	13,488
ICU Medical, Inc. (a)	375	9,356
IDEXX Laboratories, Inc. (a)	1,109	57,224
Illumina, Inc. (a)	1,642	12,479
Immucor, Inc. (a)	1,011	32,504
INAMED Corp. (a)	1,167	62,610
Integra LifeSciences Holdings Corp. (a)	979	33,276
IntraLase Corp.	1,053	18,796
Intuitive Surgical, Inc. (a)	1,183	42,505
Kensey Nash Corp. (a)	550	17,193
Kyphon, Inc. (a)	1,600	38,496
Laserscope, Inc. (a)	710	23,089
Matrixx Initiatives, Inc. (a)	372	5,093
Matthews International Corp. Class A	1,245	45,903
Medical Action Industries, Inc. (a)	947	18,732
Meridian Bioscience, Inc.	964	15,954
Merit Medical Systems, Inc. (a)	1,302	14,791
Micro Therapeutics, Inc. (a)	2,479	9,866
Microtek Medical Holdings, Inc. (a)	1,585	6,467
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Molecular Devices Corp. (a)	603	$ 12,681
Nutraceutical International Corp. (a)	719	11,526
NuVasive, Inc.	1,290	12,255
Ocular Sciences, Inc. (a)	828	40,004
Orthofix International NV (a)	477	18,093
Orthologic Corp. (a)	1,251	7,168
Orthovita, Inc. (a)	3,496	13,460
Palomar Medical Technologies, Inc. (a)	808	18,204
PolyMedica Corp.	1,048	37,256
Possis Medical, Inc. (a)	574	6,624
Quidel Corp. (a)	1,189	7,669
Regeneration Technologies, Inc. (a)	856	7,961
Respironics, Inc. (a)	1,189	65,847
Sonic Innovations, Inc. (a)	1,373	5,588
SonoSight, Inc. (a)	529	15,791
Staar Surgical Co. (a)	832	4,934
Stereotaxis, Inc.	1,010	9,848
SurModics, Inc. (a)	704	21,190
Syneron Medical Ltd.	692	18,719
Synovis Life Technologies, Inc. (a)	230	2,726
Thoratec Corp. (a)	1,495	14,950
Trinity Biotech PLC sponsored ADR (a)	605	1,755
TriPath Imaging, Inc. (a)	1,154	8,286
Utah Medical Products, Inc.	500	10,875
Varian, Inc. (a)	1,095	41,008
Ventana Medical Systems, Inc. (a)	671	40,092
Vital Signs, Inc.	457	17,096
Vnus Medical Technologies, Inc.	439	6,664
Wright Medical Group, Inc. (a)	1,176	31,105
Young Innovations, Inc.	390	12,457
Zoll Medical Corp. (a)	338	11,468
		2,230,442
Health Care Providers & Services - 1.9%
Accredo Health, Inc. (a)	1,688	45,694
Advisory Board Co. (a)	571	20,345
Alderwoods Group, Inc. (a)	1,369	14,484
Allied Healthcare International, Inc. (a)	3,310	17,808
Allscripts Healthcare Solutions, Inc. (a)	1,788	17,612
Amedisys, Inc. (a)	479	15,769
America Service Group, Inc. (a)	530	13,277
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
American Healthways, Inc. (a)	1,164	$ 38,819
AmSurg Corp. (a)	897	23,062
Andrx Corp. (a)	2,280	40,584
Bio-Reference Laboratories, Inc. (a)	768	12,611
Cedara Software Corp. (a)	1,016	9,681
Cerner Corp. (a)	1,106	58,308
Computer Programs & Systems, Inc.	414	8,942
Corvel Corp. (a)	349	11,070
Cross Country Healthcare, Inc. (a)	928	16,472
Curative Health Services, Inc. (a)	666	3,803
D & K Healthcare Resources, Inc.	698	5,067
Dendrite International, Inc. (a)	1,280	21,850
Eclipsys Corp. (a)	1,688	32,832
eResearchTechnology, Inc. (a)	1,605	23,658
Express Scripts, Inc. (a)	2,362	169,970
First Health Group Corp. (a)	2,749	48,987
Genesis HealthCare Corp. (a)	620	19,995
Gentiva Health Services, Inc. (a)	964	16,051
HealthExtras, Inc. (a)	1,092	17,439
Henry Schein, Inc. (a)	1,307	85,190
ICON PLC sponsored ADR (a)	371	13,853
IDX Systems Corp. (a)	986	34,628
IMPAC Medical Systems, Inc. (a)	327	5,477
LabOne, Inc. (a)	447	13,477
LCA-Vision, Inc.	560	18,368
Lifeline Systems, Inc. (a)	712	19,260
LifePoint Hospitals, Inc. (a)	1,215	44,688
Lincare Holdings, Inc. (a)	3,119	120,362
Magellan Health Services, Inc. (a)	864	30,801
Matria Healthcare, Inc. (a)	380	13,300
Medcath Corp. (a)	731	15,877
Merge Technologies, Inc. (a)	516	9,943
MIM Corp.	895	5,791
National Medical Health Card Systems, Inc. (a)	330	7,059
Odyssey Healthcare, Inc. (a)	928	12,389
Omnicell, Inc. (a)	664	7,138
Option Care, Inc.	797	13,724
PAREXEL International Corp. (a)	1,314	27,108
Patterson Companies, Inc. (a)	4,238	173,165
PDI, Inc. (a)	594	13,822
Per-Se Technologies, Inc. (a)	866	11,942
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Pharmaceutical Product Development, Inc. (a)	1,801	$ 75,840
PRA International	691	15,658
Priority Healthcare Corp. Class B (a)	1,190	24,871
PSS World Medical, Inc. (a)	1,950	24,402
Psychiatric Solutions, Inc. (a)	570	18,554
QMed, Inc. (a)	603	6,965
Radiation Therapy Services, Inc.	602	8,880
ResCare, Inc. (a)	930	13,950
SFBC International, Inc. (a)	543	21,085
Stewart Enterprises, Inc. Class A (a)	3,145	23,336
Sun Healthcare Group, Inc. (a)	1,059	7,943
Symbion, Inc.	887	16,995
TLC Vision Corp. (a)	2,012	23,565
TriZetto Group, Inc. (a)	1,531	10,839
U.S. Physical Therapy, Inc. (a)	574	8,897
United Surgical Partners International, Inc. (a)	897	35,405
VCA Antech, Inc. (a)	2,704	50,186
Ventiv Health, Inc. (a)	884	17,114
VistaCare, Inc. Class A (a)	323	5,489
Vital Images, Inc. (a)	671	10,863
VitalWorks, Inc. (a)	2,483	10,006
WebMD Corp. (a)	9,507	68,926
		1,921,321
Pharmaceuticals - 1.6%
aaiPharma, Inc. (a)	572	1,767
Able Laboratories, Inc. (a)	666	14,486
Acusphere, Inc.	1,243	8,204
Adolor Corp. (a)	1,332	18,422
Advancis Pharmaceutical Corp.	1,591	4,153
American Pharmaceutical Partners, Inc. (a)(d)	2,304	68,498
Antigenics, Inc. (a)	2,149	20,244
Atherogenics, Inc. (a)	1,239	29,377
Axcan Pharma, Inc. (a)	1,329	23,432
Barrier Therapeutics, Inc.	1,043	17,397
Bone Care International, Inc. (a)	670	15,624
Cardiome Pharma Corp. (a)	1,301	7,734
Columbia Laboratories, Inc. (a)	1,899	3,684
Connetics Corp. (a)	1,261	26,368
Cypress Bioscience, Inc. (a)	1,387	16,159
DepoMed, Inc. (a)	1,263	5,886
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Discovery Laboratories, Inc. (a)	1,297	$ 9,053
Discovery Partners International, Inc. (a)	3,051	14,035
Draxis Health, Inc. (a)	1,236	5,680
Durect Corp. (a)	2,421	5,423
Endo Pharmaceuticals Holdings, Inc. (a)	4,383	89,764
Eon Labs, Inc. (a)	2,822	76,081
First Horizon Pharmaceutical Corp. (a)	1,418	27,736
Flamel Technologies SA sponsored ADR (a)	803	16,855
Guilford Pharmaceuticals, Inc. (a)	1,089	6,142
Hi-Tech Pharmacal Co., Inc. (a)	308	5,036
Hollis-Eden Pharmaceuticals, Inc. (a)	580	5,881
Impax Laboratories, Inc. (a)	1,941	24,301
InKine Pharmaceutical, Inc. (a)	1,715	8,978
Inspire Pharmaceuticals, Inc. (a)	1,281	22,943
Ista Pharmaceuticals, Inc. (a)	753	7,538
Kos Pharmaceuticals, Inc. (a)	1,217	51,808
Medicines Co. (a)	1,592	39,704
MGI Pharma, Inc. (a)	2,365	63,831
Nektar Therapeutics (a)	2,819	52,673
New River Pharmaceuticals, Inc.	664	10,392
Nexmed, Inc. (a)	672	921
NitroMed, Inc.	982	20,524
Noven Pharmaceuticals, Inc. (a)	899	16,434
Novogen Ltd. sponsored ADR (a)	97	2,071
Pain Therapeutics, Inc. (a)	1,553	11,694
Penwest Pharmaceuticals Co. (a)	793	9,873
Perrigo Co.	2,412	43,512
Pharmos Corp. (a)	2,311	9,244
Pozen, Inc. (a)	826	5,732
Salix Pharmaceuticals Ltd. (a)	1,011	15,317
Santarus, Inc.	1,330	12,968
Sepracor, Inc. (a)	3,316	147,595
Shire Pharmaceuticals Group PLC sponsored ADR	1,449	43,513
SuperGen, Inc. (a)	1,151	8,310
Taro Pharmaceutical Industries Ltd. (a)	783	23,208
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,900	379,192
Theravance, Inc.	1,253	22,053
Vivus, Inc. (a)	2,040	11,995
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC ADR	58	$ 3,776
Zila, Inc. (a)	3,259	14,503
		1,627,724
TOTAL HEALTH CARE		13,119,292
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	561	21,296
BE Aerospace, Inc. (a)	1,865	19,763
Ceradyne, Inc. (a)	577	28,504
Elbit Systems Ltd.	1,390	31,178
Engineered Support Systems, Inc.	738	40,590
Essex Corp. (a)	486	8,568
Herley Industries, Inc. (a)	746	15,360
Innovative Solutions & Support, Inc. (a)	378	11,571
Invision Technologies, Inc. (a)	538	26,082
Kaman Corp. Class A	987	11,844
KVH Industries, Inc. (a)	419	4,232
Mercury Computer Systems, Inc. (a)	1,018	32,067
MTC Technologies, Inc. (a)	622	19,120
SI International, Inc. (a)	431	12,473
Sypris Solutions, Inc.	676	10,999
		293,647
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	2,651	142,491
EGL, Inc. (a)	1,477	49,834
Expeditors International of Washington, Inc.	3,291	175,279
Forward Air Corp. (a)	701	32,491
Hub Group, Inc. Class A (a)	426	18,531
Pacer International, Inc. (a)	1,088	21,281
Park-Ohio Holdings Corp. (a)	305	6,856
UTI Worldwide, Inc.	1,035	71,343
		518,106
Airlines - 0.2%
FLYi, Inc. (a)	1,309	2,461
Frontier Airlines, Inc. (a)	1,453	17,044
JetBlue Airways Corp. (a)(d)	3,139	75,367
MAIR Holdings, Inc. (a)	1,544	14,205
Mesa Air Group, Inc. (a)	1,187	8,333
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. (a)	3,011	$ 30,833
Pinnacle Airlines Corp.	841	10,555
Republic Airways Holdings, Inc.	683	7,855
Ryanair Holdings PLC sponsored ADR (a)	1,817	71,136
SkyWest, Inc.	1,780	33,873
		271,662
Building Products - 0.1%
Aaon, Inc. (a)	568	9,031
American Woodmark Corp.	498	20,035
Apogee Enterprises, Inc.	1,220	17,788
Quixote Corp.	489	10,249
Universal Forest Products, Inc.	656	28,313
		85,416
Commercial Services & Supplies - 2.3%
51Job, Inc. ADR	198	7,049
Apollo Group, Inc. Class A (a)	6,068	483,620
Asset Acceptance Capital Corp.	1,529	31,513
Bright Horizons Family Solutions, Inc. (a)	428	26,857
Career Education Corp. (a)	3,166	123,157
Carlisle Holdings Ltd. (non-vtg.)	1,707	11,642
Casella Waste Systems, Inc. Class A (a)	817	12,345
Century Business Services, Inc. (a)	2,443	10,505
Charles River Associates, Inc. (a)	352	15,185
Cintas Corp.	5,369	240,102
Coinstar, Inc. (a)	747	19,437
Copart, Inc. (a)	2,899	62,618
Corinthian Colleges, Inc. (a)	2,942	51,264
Corporate Executive Board Co.	1,232	82,643
CoStar Group, Inc. (a)	745	32,631
Danka Business Systems PLC sponsored ADR (a)	836	2,550
DiamondCluster International, Inc. Class A (a)	1,123	13,734
Duratek, Inc. (a)	611	14,059
Educate, Inc.	1,285	16,962
Education Management Corp. (a)	2,387	79,105
Electro Rent Corp.	1,299	18,420
Exponent, Inc. (a)	442	12,283
First Consulting Group, Inc. (a)	1,495	8,178
FirstService Corp. (a)	400	12,908
G&K Services, Inc. Class A	624	25,634
General Binding Corp. (a)	726	9,678
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Gevity HR, Inc.	796	$ 14,097
Greg Manning Auctions, Inc. (a)	1,136	13,030
Healthcare Services Group, Inc.	921	19,102
Heidrick & Struggles International, Inc. (a)	758	26,075
Herman Miller, Inc.	2,268	55,709
Hudson Highland Group, Inc. (a)	350	9,559
Huron Consulting Group, Inc.	752	15,905
ICT Group, Inc. (a)	571	4,882
Insurance Auto Auctions, Inc. (a)	803	17,819
Integrated Alarm Services Group, Inc. (a)(d)	634	2,669
Intersections, Inc.	441	7,938
Kelly Services, Inc. Class A (non-vtg.)	1,175	35,720
Kforce, Inc. (a)	1,302	15,598
Laureate Education, Inc. (a)	1,492	58,770
Layne Christensen Co. (a)	643	12,474
Learning Tree International, Inc. (a)	1,097	14,404
LECG Corp.	910	17,791
McGrath RentCorp.	370	15,636
Mobile Mini, Inc. (a)	762	23,081
Monster Worldwide, Inc. (a)	3,676	103,626
NCO Group, Inc. (a)	998	25,060
On Assignment, Inc. (a)	1,390	7,256
PICO Holdings, Inc. (a)	771	15,890
Portfolio Recovery Associates, Inc. (a)	503	18,863
PRG-Schultz International, Inc. (a)	2,172	11,729
Princeton Review, Inc. (a)	1,476	8,767
Resources Connection, Inc. (a)	840	38,102
School Specialty, Inc. (a)	580	22,040
SOURCECORP, Inc. (a)	474	7,883
Stericycle, Inc. (a)	1,414	59,091
Strayer Education, Inc.	437	46,969
Teletech Holdings, Inc. (a)	2,696	26,340
Tetra Tech, Inc. (a)	1,932	29,444
United Stationers, Inc. (a)	1,153	55,206
Vertrue, Inc. (a)	352	12,214
Waste Industries USA, Inc.	1,018	11,676
Waste Services, Inc. (a)	4,374	16,137
West Corp. (a)	2,311	80,053
		2,400,684
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	1,365	$ 31,859
Washington Group International, Inc. (a)	855	33,345
		65,204
Electrical Equipment - 0.5%
Active Power, Inc. (a)	2,586	11,766
American Power Conversion Corp.	6,273	132,611
American Superconductor Corp. (a)	795	11,008
Artesyn Technologies, Inc. (a)	1,201	11,434
Ballard Power Systems, Inc. (a)	3,783	25,232
Capstone Turbine Corp. (a)	3,505	6,554
Color Kinetics, Inc.	533	8,624
Deswell Industries, Inc.	406	10,008
Distributed Energy Systems Corp. (a)	3,313	8,879
Encore Wire Corp. (a)	772	10,403
Energy Conversion Devices, Inc. (a)	956	21,281
Franklin Electric Co., Inc.	734	29,844
FuelCell Energy, Inc. (a)	1,447	14,542
Genlyte Group, Inc. (a)	447	35,836
Hydrogenics Corp. (a)	1,530	7,934
II-VI, Inc. (a)	511	22,050
Intermagnetics General Corp. (a)	769	22,662
LSI Industries, Inc.	1,131	11,242
Medis Technologies Ltd. (a)	795	12,919
Microvision, Inc. (a)	1,063	8,089
Plug Power, Inc. (a)	2,703	15,975
Powell Industries, Inc. (a)	482	7,794
Power-One, Inc. (a)	2,581	23,719
Preformed Line Products Co.	259	7,317
Ultralife Batteries, Inc. (a)	686	10,317
Valence Technology, Inc. (a)	2,374	8,546
Vicor Corp.	797	8,663
Woodward Governor Co.	364	26,517
		531,766
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	20,826
Westaim Corp. (a)	1,454	3,752
		24,578
Machinery - 0.8%
3D Systems Corp. (a)	683	11,003
A.S.V., Inc. (a)	442	18,533
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
American Science & Engineering, Inc. (a)	239	$ 8,833
Astec Industries, Inc. (a)	782	13,012
Bucyrus International, Inc. Class A	620	24,490
Commercial Vehicle Group, Inc.	625	12,250
CUNO, Inc. (a)	568	37,221
Flanders Corp. (a)	1,144	11,417
GSI Lumonics, Inc. (a)	996	9,801
Hardinge, Inc.	423	4,738
Joy Global, Inc.	1,656	67,383
Lincoln Electric Holdings, Inc.	1,356	48,667
Middleby Corp.	428	24,576
Nordson Corp. (a)	1,113	42,361
PACCAR, Inc.	5,532	432,049
Tecumseh Products Co.	262	11,476
Tecumseh Products Co. Class A (non-vtg.)	517	23,673
Volvo AB ADR	288	11,722
		813,205
Marine - 0.1%
Alexander & Baldwin, Inc.	1,401	59,276
Stolt-Nielsen SA Class B sponsored ADR (a)	898	25,207
		84,483
Road & Rail - 0.7%
AMERCO (a)	684	28,147
Arkansas Best Corp.	807	34,798
Central Freight Lines, Inc.	726	4,617
Covenant Transport, Inc. Class A (a)	611	11,743
Heartland Express, Inc.	2,477	54,395
J.B. Hunt Transport Services, Inc.	2,438	98,008
Knight Transportation, Inc. (a)	2,003	48,272
Landstar System, Inc. (a)	884	62,331
Marten Transport Ltd. (a)	686	15,058
Old Dominion Freight Lines, Inc. (a)	991	31,068
Overnite Corp.	959	33,891
P.A.M. Transportation Services, Inc. (a)	668	13,560
Quality Distribution, Inc.	449	3,641
SCS Transportation, Inc. (a)	206	4,357
Swift Transportation Co., Inc. (a)	2,547	49,641
U.S. Xpress Enterprises, Inc. Class A (a)	842	21,892
USA Truck, Inc. (a)	550	6,815
USF Corp.	921	34,049
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Werner Enterprises, Inc.	2,420	$ 54,450
Yellow Roadway Corp. (a)	1,596	84,349
		695,082
Trading Companies & Distributors - 0.2%
Aceto Corp.	552	9,384
Beacon Roofing Supply, Inc.	794	14,514
Fastenal Co.	2,392	146,295
Lawson Products, Inc.	395	19,296
NuCo2, Inc. (a)	701	17,385
UAP Holding Corp.	1,607	26,274
		233,148
TOTAL INDUSTRIALS		6,016,981
INFORMATION TECHNOLOGY - 49.1%
Communications Equipment - 9.2%
3Com Corp. (a)	13,296	59,034
ADC Telecommunications, Inc. (a)	26,609	62,531
Adtran, Inc.	2,353	52,731
Advanced Fibre Communications, Inc. (a)	3,142	51,372
Airspan Networks, Inc. (a)	2,489	13,665
Alvarion Ltd. (a)	2,562	37,585
Anaren, Inc. (a)	662	8,893
Andrew Corp. (a)	5,155	73,201
Arris Group, Inc. (a)	2,872	16,342
Aspect Communications Corp. (a)	2,029	22,015
AudioCodes Ltd. (a)	1,741	25,593
Audiovox Corp. Class A (a)	723	10,809
Avanex Corp. (a)	6,051	18,758
Avici Systems, Inc. (a)	537	3,840
Avocent Corp. (a)	1,639	62,167
Bel Fuse, Inc.:
Class A	177	5,186
Class B	300	10,269
Black Box Corp.	488	20,828
Bookham, Inc. (a)	1,243	6,662
Brooktrout, Inc. (a)	479	5,873
C-COR.net Corp. (a)	1,013	9,066
Carrier Access Corp. (a)	1,526	13,780
Centillium Communications, Inc. (a)	1,559	3,929
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ceragon Networks Ltd. (a)	865	$ 4,740
CIENA Corp. (a)	16,504	42,085
Cisco Systems, Inc. (a)	216,975	4,059,602
Computer Network Technology Corp. (a)	996	5,677
Comtech Telecommunications Corp. (a)	521	16,401
Comverse Technology, Inc. (a)	6,192	131,704
CyberGuard Corp. (a)	912	5,627
Digi International, Inc. (a)	1,004	15,452
Ditech Communications Corp. (a)	1,208	19,038
Echelon Corp. (a)	1,061	8,021
ECI Telecom Ltd. (a)	3,668	30,444
ECtel Ltd. (a)(d)	171	503
Extreme Networks, Inc. (a)	3,999	27,313
F5 Networks, Inc. (a)	1,092	47,011
FalconStor Software, Inc. (a)	1,358	10,633
Finisar Corp. (a)	5,906	10,808
Foundry Networks, Inc. (a)	4,534	60,529
Glenayre Technologies, Inc. (a)	1,379	2,524
Harmonic, Inc. (a)	2,575	20,008
Inter-Tel, Inc.	969	27,442
InterDigital Communication Corp. (a)	1,666	33,903
Ixia (a)	2,329	32,839
JDS Uniphase Corp. (a)	45,040	142,777
Juniper Networks, Inc. (a)	16,922	465,863
MRV Communications, Inc. (a)	4,346	16,771
NETGEAR, Inc. (a)	1,147	18,811
Network Engines, Inc. (a)	1,511	3,521
NMS Communications Corp. (a)	1,666	10,642
Oplink Communications, Inc. (a)	4,853	9,949
Optical Communication Products, Inc. (a)	1,330	2,899
Packeteer, Inc. (a)	1,039	13,507
Paradyne Networks, Inc. (a)	2,415	9,370
PC-Tel, Inc. (a)	1,155	9,321
Performance Technologies, Inc. (a)	470	3,351
Polycom, Inc. (a)	3,211	73,339
Powerwave Technologies, Inc. (a)	3,218	26,027
Proxim Corp. Class A (a)	475	1,952
Qiao Xing Universal Telephone, Inc. (a)	504	4,641
QUALCOMM, Inc.	52,213	2,173,105
Radyne Comstream Corp. (a)	1,102	8,024
Redback Networks, Inc. (a)	1,785	8,568
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
REMEC, Inc. (a)	2,398	$ 14,460
Research In Motion Ltd. (a)	6,006	530,789
SafeNet, Inc. (a)	810	28,885
SCM Microsystems, Inc. (a)	1,068	3,642
SeaChange International, Inc. (a)	1,245	21,265
Sierra Wireless, Inc. (a)	732	13,826
SiRF Technology Holdings, Inc.	1,141	14,456
Sonus Networks, Inc. (a)	8,174	54,030
SpectraLink Corp.	479	7,017
Stratex Networks, Inc. (a)	2,958	6,093
Sunrise Telecom, Inc.	1,483	3,930
Superior Essex, Inc. (a)	525	8,794
Sycamore Networks, Inc. (a)	8,426	31,598
Symmetricom, Inc. (a)	1,374	14,839
Tekelec (a)	2,363	55,318
Telefonaktiebolaget LM Ericsson ADR (a)	5,659	188,162
Tellabs, Inc. (a)	13,239	113,193
Telular Corp. (a)	871	5,548
Terayon Communication Systems, Inc. (a)	1,730	3,443
Tollgrade Communications, Inc. (a)	443	4,736
UTStarcom, Inc. (a)	3,667	71,653
Verso Technologies, Inc. (a)	3,053	2,473
ViaSat, Inc. (a)	976	20,369
Westell Technologies, Inc. Class A (a)	1,348	8,829
WJ Communications, Inc. (a)	2,092	7,092
Zhone Technologies, Inc. (a)	3,655	8,918
		9,452,229
Computers & Peripherals - 5.7%
ActivCard Corp. (a)	1,423	11,327
Adaptec, Inc. (a)	4,706	36,707
Advanced Digital Information Corp. (a)	2,971	27,274
Apple Computer, Inc. (a)	12,463	835,644
Applied Films Corp. (a)	436	9,662
Avid Technology, Inc. (a)	945	53,931
Brocade Communications Systems, Inc. (a)	9,900	68,607
Concurrent Computer Corp. (a)	2,256	4,286
Cray, Inc. (a)	2,041	7,164
Creative Technology Ltd. (Nasdaq)	2,846	36,429
Dell, Inc. (a)(d)	79,957	3,239,858
Dot Hill Systems Corp. (a)	1,177	7,768
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Electronics for Imaging, Inc. (a)	1,863	$ 31,168
Hutchinson Technology, Inc. (a)	937	30,705
Immersion Corp. (a)	860	4,610
InFocus Corp. (a)	1,431	9,588
Innovex, Inc. (a)	857	4,276
Intergraph Corp. (a)	1,107	29,003
Komag, Inc. (a)	960	16,080
LaserCard Corp. (a)	492	4,890
Logitech International SA sponsored ADR (a)	171	10,110
M-Systems Flash Disk Pioneers Ltd. (a)	696	11,039
McDATA Corp.:
Class A (a)	3,301	18,651
Class B (a)	1,013	5,430
Mobility Electronics, Inc. (a)	1,162	11,283
Neoware Systems, Inc. (a)	1,146	10,039
Network Appliance, Inc. (a)	11,362	342,678
Novatel Wireless, Inc.	861	18,133
Overland Storage, Inc. (a)	914	13,573
palmOne, Inc. (a)	1,541	53,997
Pinnacle Systems, Inc. (a)	2,409	12,575
Presstek, Inc. (a)	1,343	14,343
QLogic Corp. (a)	2,829	97,289
Rimage Corp. (a)	799	12,153
SanDisk Corp. (a)	5,190	117,190
SBS Technologies, Inc. (a)	435	5,681
Scitex Corp. Ltd.	1,465	6,505
SimpleTech, Inc. (a)	1,620	8,051
Stratasys, Inc. (a)	390	12,597
Sun Microsystems, Inc. (a)	106,224	589,543
Synaptics, Inc. (a)	866	33,254
Xybernaut Corp. (a)	5,985	7,182
		5,880,273
Electronic Equipment & Instruments - 2.0%
Aeroflex, Inc. (a)	2,655	32,524
Agilysys, Inc.	1,074	17,753
Argon ST, Inc. (a)	860	22,240
BEI Technologies, Inc.	647	18,989
Bell Microproducts, Inc. (a)	812	6,943
Brightpoint, Inc. (a)	478	9,135
CalAmp Corp. (a)	1,266	12,116
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
CDW Corp.	2,607	$ 171,332
CellStar Corp. (a)	382	1,394
Cherokee International Corp.	469	4,019
Cogent, Inc.	2,700	90,639
Cognex Corp.	1,592	41,074
Coherent, Inc. (a)	1,061	30,652
Daktronics, Inc. (a)	949	24,598
DDi Corp. (a)	1,571	4,713
Digital Theater Systems, Inc. (a)	525	10,957
Dionex Corp. (a)	685	39,312
Electro Scientific Industries, Inc. (a)	948	18,410
Excel Technology, Inc. (a)	354	9,204
Fargo Electronics, Inc. (a)	609	9,025
FARO Technologies, Inc. (a)	383	10,418
Flextronics International Ltd. (a)	17,473	250,738
FLIR Systems, Inc. (a)	1,117	62,943
Global Imaging Systems, Inc. (a)	678	25,371
Identix, Inc. (a)	3,287	26,066
INTAC International (a)	1,136	10,974
Itron, Inc. (a)	567	12,276
LeCroy Corp. (a)	442	9,463
Lexar Media, Inc. (a)	2,584	20,388
Lipman Electronic Engineer Ltd. (Nasdaq)	766	21,708
Littelfuse, Inc. (a)	850	33,167
M-Flex Electronix, Inc.	868	15,858
Mechanical Technology, Inc. (a)	1,285	7,093
Merix Corp. (a)	475	5,168
Methode Electronics, Inc. Class A	1,293	17,068
Metrologic Instruments, Inc. (a)	824	16,834
Molex, Inc.	3,066	84,530
Molex, Inc. Class A (non-vtg.)	2,730	66,312
MTS Systems Corp.	722	21,913
National Instruments Corp.	2,514	71,900
Newport Corp. (a)	1,742	21,496
NU Horizons Electronics Corp. (a)	658	5,462
Optimal Group, Inc. Class A (a)	1,305	14,225
Orbotech Ltd. (a)	1,227	23,264
OSI Systems, Inc. (a)	490	10,643
PC Connection, Inc. (a)	1,121	7,881
Pemstar, Inc. (a)	1,399	2,142
Photon Dynamics, Inc. (a)	560	12,348
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Planar Systems, Inc. (a)	480	$ 5,117
Plexus Corp. (a)	1,195	16,431
RadiSys Corp. (a)	665	9,370
Richardson Electronics Ltd.	989	11,027
Rofin-Sinar Technologies, Inc. (a)	705	27,495
Sanmina-SCI Corp. (a)	16,945	149,624
ScanSource, Inc. (a)	521	33,709
Sirenza Microdevices, Inc. (a)	2,267	11,516
SpatiaLight, Inc. (a)	1,783	15,994
Staktek Holdings, Inc.	1,214	5,184
Suntron Corp. (a)	1,647	5,435
Superconductor Technologies, Inc. (a)	1,907	1,602
Taser International, Inc. (a)(d)	1,904	52,246
Tech Data Corp. (a)	1,850	83,972
Thermogenesis Corp. (a)	1,689	10,252
Trimble Navigation Ltd. (a)	1,866	58,910
TTM Technologies, Inc. (a)	1,039	10,785
Universal Display Corp. (a)	1,471	14,342
Veeco Instruments, Inc. (a)	861	16,695
Viisage Technology, Inc. (a)	1,327	10,709
Woodhead Industries, Inc.	504	7,600
X-Rite, Inc.	1,218	18,160
Xyratex Ltd.	973	13,817
Zomax, Inc. (a)	2,600	8,944
Zygo Corp. (a)	622	7,228
		2,068,842
Internet Software & Services - 3.5%
24/7 Real Media, Inc. (a)	811	3,066
Akamai Technologies, Inc. (a)	4,139	53,600
Aladdin Knowledge Systems Ltd. (a)	753	21,898
America Online Latin America, Inc. (a)	2,306	1,476
aQuantive, Inc. (a)	2,975	25,853
Ariba, Inc. (a)	2,305	38,033
Art Technology Group, Inc. (a)	2,639	2,929
AsiaInfo Holdings, Inc. (a)	1,307	7,842
Ask Jeeves, Inc. (a)	1,915	49,484
Autobytel, Inc. (a)	1,041	7,578
Bankrate, Inc. (a)	726	11,587
Blue Coat Systems, Inc. (a)	361	6,025
BroadVision, Inc. (a)	1,412	3,248
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Chordiant Software, Inc. (a)	2,159	$ 4,426
CMGI, Inc. (a)	22,307	34,130
CNET Networks, Inc. (a)	4,389	40,905
Corillian Corp. (a)	1,860	10,807
Cryptologic, Inc.	469	11,623
CyberSource Corp. (a)	1,115	7,872
Digital Insight Corp. (a)	951	15,525
Digital River, Inc. (a)	1,063	44,561
Digitas, Inc. (a)	2,292	18,817
DoubleClick, Inc. (a)	3,523	26,423
EarthLink, Inc. (a)	5,038	54,612
eCollege.com (a)	553	6,498
Entrust, Inc. (a)	2,378	8,870
Equinix, Inc. (a)	579	22,512
FindWhat.com (a)	1,339	25,816
Google, Inc. Class A	1,063	194,529
GoRemote Internet Communications, Inc. (a)	614	1,105
Greenfield Online, Inc.	454	8,740
Homestore, Inc. (a)	4,453	11,578
InfoSpace, Inc. (a)	1,141	50,546
Internet Capital Group, Inc. (a)	937	6,437
Interwoven, Inc. (a)	1,495	14,502
Iona Technologies PLC ADR (a)	533	2,756
iPass, Inc. (a)	1,581	10,261
iVillage, Inc. (a)	2,121	10,064
j2 Global Communications, Inc. (a)	1,052	36,662
Jupitermedia Corp. (a)	1,459	24,467
Keynote Systems, Inc. (a)	1,025	13,048
Kintera, Inc.	800	6,504
LivePerson, Inc. (a)	2,751	7,263
LookSmart Ltd. (a)	4,167	8,288
Marchex, Inc. Class B	448	7,002
Marketwatch.com, Inc. (a)	1,158	21,006
MatrixOne, Inc. (a)	1,819	12,024
NaviSite, Inc. (a)	523	1,182
Neoforma, Inc. (a)	772	5,736
Net2Phone, Inc. (a)	1,222	4,191
Netease.com, Inc. sponsored ADR (a)	507	26,830
NetRatings, Inc. (a)	1,039	20,780
NIC, Inc. (a)	1,749	8,037
Niku Corp. (a)	445	7,445
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	1,454	$ 27,083
Openwave Systems, Inc. (a)	2,221	29,273
PEC Solutions, Inc. (a)	1,149	16,304
PlanetOut, Inc.	573	6,985
Plumtree Software, Inc. (a)	1,345	4,909
Quovadx, Inc. (a)	1,252	2,391
RADVision Ltd.	826	11,019
RealNetworks, Inc. (a)	5,396	33,995
Register.com, Inc. (a)	1,694	9,859
Retek, Inc. (a)	2,360	14,396
S1 Corp. (a)	3,058	28,653
SAVVIS Communications Corp. (a)	5,140	4,369
SeeBeyond Technology Corp. (a)	2,737	8,649
Selectica, Inc. (a)	2,459	9,467
Shopping.Com Ltd.	866	26,518
Sina Corp. (a)	1,642	60,623
SkillSoft PLC sponsored ADR (a)	3,139	22,664
Sohu.com, Inc. (a)	1,276	21,628
SonicWALL, Inc. (a)	2,405	14,791
Stellent, Inc. (a)	1,069	8,392
Supportsoft, Inc. (a)	2,282	11,593
Terra Networks SA sponsored ADR	666	2,452
Tippingpoint Technologies, Inc. (a)	279	9,695
Tom Online, Inc. ADR	200	2,944
Travelzoo, Inc. (a)(d)	630	58,590
Tumbleweed Communications Corp. (a)	1,264	4,424
United Online, Inc. (a)	1,839	19,622
ValueClick, Inc. (a)	2,827	36,468
VeriSign, Inc. (a)	8,125	267,313
Vignette Corp. (a)	10,020	12,725
Vitria Technology, Inc. (a)	2,548	8,816
WebEx Communications, Inc. (a)	1,430	33,948
webMethods, Inc. (a)	2,229	13,686
Websense, Inc. (a)	754	36,237
Yahoo!, Inc. (a)	43,609	1,640,571
Zix Corp. (a)	974	4,461
		3,612,512
IT Services - 1.4%
Acxiom Corp.	2,548	64,439
Answerthink, Inc. (a)	1,964	8,858
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Applied Digital Solutions, Inc. (a)	2,129	$ 11,390
Carreker Corp. (a)	996	8,406
CheckFree Corp. (a)	2,930	108,557
Cognizant Technology Solutions Corp. Class A (a)	4,178	159,307
Corio, Inc. (a)	3,977	6,602
Covansys Corp. (a)	1,396	18,790
CSG Systems International, Inc. (a)	1,788	32,488
Edgewater Technology, Inc. (a)	1,090	4,556
Elron Electronic Industries Ltd. (a)	1,005	14,603
Euronet Worldwide, Inc. (a)	1,275	31,365
Fiserv, Inc. (a)	6,359	244,885
Forrester Research, Inc. (a)	638	10,412
iGate Corp. (a)	1,393	5,572
Indus International, Inc. (a)	1,166	2,215
Infocrossing, Inc. (a)(d)	717	12,046
Infosys Technologies Ltd. sponsored ADR	664	47,755
infoUSA, Inc. (a)	1,995	21,965
Integral Systems, Inc.	418	8,356
Intrado, Inc. (a)	517	6,990
iPayment, Inc. (a)	756	29,061
Kanbay International, Inc.	900	25,857
Lightbridge, Inc. (a)	1,638	7,682
Lionbridge Technologies, Inc. (a)	1,683	9,273
ManTech International Corp. Class A (a)	669	16,016
Ness Technologies, Inc.	932	12,629
Paychex, Inc.	11,935	395,765
Pegasus Solutions, Inc. (a)	892	10,427
RightNow Technologies, Inc.	1,056	19,209
Sapient Corp. (a)	4,930	38,996
SM&A (a)	996	8,038
Sykes Enterprises, Inc. (a)	1,314	8,870
Syntel, Inc.	1,406	27,529
Telvent GIT SA	871	9,790
Tier Technologies, Inc. Class B (a)	1,203	10,622
Zanett, Inc. (a)	2,719	12,507
		1,471,828
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,251	113,180
Semiconductors & Semiconductor Equipment - 10.4%
8X8, Inc. (a)(d)	2,302	8,494
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Actel Corp. (a)	1,079	$ 18,516
ADE Corp. (a)	460	8,492
Advanced Energy Industries, Inc. (a)	961	8,217
Alliance Semiconductor Corp. (a)	1,231	4,309
Altera Corp. (a)	12,039	273,045
AMIS Holdings, Inc. (a)	2,448	37,112
Amkor Technology, Inc. (a)	6,344	34,892
ANADIGICS, Inc. (a)	839	2,827
Applied Materials, Inc. (a)	54,690	910,042
Applied Micro Circuits Corp. (a)	9,268	34,106
ARM Holdings PLC sponsored ADR	1,357	7,911
Artisan Components, Inc. (a)	939	32,396
ASE Test Ltd. (a)	3,590	22,114
ASM International NV (Nasdaq) (a)	397	6,312
ASML Holding NV (NY Shares) (a)	4,216	64,294
Asyst Technologies, Inc. (a)	1,284	5,341
Atheros Communications, Inc.	1,589	17,781
ATI Technologies, Inc. (a)	7,864	151,252
Atmel Corp. (a)	14,648	52,000
ATMI, Inc. (a)	1,136	26,151
August Technology Corp. (a)	750	6,338
Axcelis Technologies, Inc. (a)	2,915	21,280
Broadcom Corp. Class A (a)	8,308	270,176
Brooks Automation, Inc. (a)	1,570	24,100
Cabot Microelectronics Corp. (a)	748	27,639
California Micro Devices Corp. (a)	960	8,352
Camtek Ltd. (a)	1,772	7,460
Ceva, Inc. (a)	287	2,302
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)(d)	2,935	16,260
Cirrus Logic, Inc. (a)	2,895	17,167
Cohu, Inc.	994	16,659
Conexant Systems, Inc. (a)	12,796	25,464
Credence Systems Corp. (a)	2,570	19,635
Cree, Inc. (a)(d)	2,340	83,725
Cymer, Inc. (a)	1,046	31,819
Diodes, Inc. (a)	354	8,804
DSP Group, Inc. (a)	799	17,722
DuPont Photomasks, Inc. (a)	545	14,377
EMCORE Corp. (a)	3,649	9,706
Entegris, Inc. (a)	2,942	28,773
ESS Technology, Inc. (a)	1,906	13,437
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Exar Corp. (a)	1,400	$ 19,572
FEI Co. (a)	1,251	26,759
FormFactor, Inc. (a)	1,135	27,365
FSI International, Inc. (a)	988	4,446
Genesis Microchip, Inc. (a)	1,820	29,684
Genus, Inc. (a)	745	1,296
Helix Technology Corp.	651	9,811
Hi/fn, Inc. (a)	451	3,608
ICOS Vision Systems NV (a)	570	13,361
Integrated Circuit Systems, Inc. (a)	2,293	54,207
Integrated Device Technology, Inc. (a)	3,107	35,264
Integrated Silicon Solution, Inc. (a)	1,726	13,221
Intel Corp.	205,896	4,601,776
Intersil Corp. Class A	5,059	81,450
Intevac, Inc. (a)	636	4,484
IXYS Corp. (a)	1,068	9,922
KLA-Tencor Corp. (a)	6,363	286,717
Kopin Corp. (a)	2,638	10,710
Kulicke & Soffa Industries, Inc. (a)	1,390	10,397
Lam Research Corp. (a)	4,451	115,771
Lattice Semiconductor Corp. (a)	3,480	18,576
Leadis Technology, Inc.	715	6,950
Linear Technology Corp.	9,802	374,044
LTX Corp. (a)	1,429	10,203
Marvell Technology Group Ltd. (a)	8,348	267,637
Mattson Technology, Inc. (a)	1,825	17,064
Maxim Integrated Products, Inc.	10,413	426,516
Micrel, Inc. (a)	2,895	30,919
Microchip Technology, Inc.	6,387	179,986
Microsemi Corp. (a)	2,037	36,259
Microtune, Inc. (a)	1,795	10,734
Mindspeed Technologies, Inc. (a)	2,431	6,078
MIPS Technologies, Inc. (a)	1,934	16,923
MKS Instruments, Inc. (a)	1,544	26,233
Monolithic System Technology, Inc. (a)	1,045	4,880
Nanometrics, Inc. (a)	749	12,186
Netlogic Microsystems, Inc.	690	7,073
Novellus Systems, Inc. (a)	4,510	121,499
NVE Corp. (a)	234	6,887
NVIDIA Corp. (a)	5,090	97,372
O2Micro International Ltd. (a)	979	11,846
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Omnivision Technologies, Inc. (a)	1,822	$ 32,504
ON Semiconductor Corp. (a)	9,654	35,237
PDF Solutions, Inc. (a)	891	11,467
Pericom Semiconductor Corp. (a)	1,064	9,342
Photronics, Inc. (a)	1,167	21,986
Pixelworks, Inc. (a)	1,850	20,813
PLX Technology, Inc. (a)	1,370	12,344
PMC-Sierra, Inc. (a)	6,281	69,342
Portalplayer, Inc.	710	20,725
Power Integrations, Inc. (a)	969	19,118
PowerDsine Ltd.	593	8,029
Rambus, Inc. (a)	3,414	78,898
RF Micro Devices, Inc. (a)	5,561	38,705
Rudolph Technologies, Inc. (a)	390	6,240
Semitool, Inc. (a)	1,012	9,068
Semtech Corp. (a)	2,180	44,625
Sigma Designs, Inc. (a)	683	6,167
Sigmatel, Inc. (a)	1,152	41,219
Silicon Image, Inc. (a)	2,625	44,100
Silicon Laboratories, Inc. (a)	1,704	51,359
Silicon Storage Technology, Inc. (a)	3,448	23,998
Siliconix, Inc. (a)	911	33,698
Siliconware Precision Industries Co. Ltd. ADR	518	2,067
Sipex Corp. (a)	1,057	5,814
Skyworks Solutions, Inc. (a)	5,586	55,469
Standard Microsystems Corp. (a)	699	17,181
Supertex, Inc. (a)	433	9,418
Tessera Technologies, Inc.	1,246	44,295
Therma-Wave, Inc. (a)	2,068	6,618
Tower Semicondutor Ltd. (a)	1,870	3,815
Transmeta Corp. (a)(d)	5,739	9,699
Transwitch Corp. (a)	3,005	3,666
Trident Microsystems, Inc. (a)	818	12,761
Tripath Technology, Inc. (a)	1,346	1,144
TriQuint Semiconductor, Inc. (a)	3,428	14,843
Ultratech, Inc. (a)	794	13,681
Varian Semiconductor Equipment Associates, Inc. (a)	1,080	38,362
Virage Logic Corp. (a)	772	11,603
Vitesse Semiconductor Corp. (a)	6,755	22,021
Volterra Semiconductor Corp.	875	18,471
White Electronic Designs Corp. (a)	952	6,378
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Xilinx, Inc.	11,232	$ 350,663
Zilog, Inc. (a)	350	2,293
Zoran Corp. (a)	1,363	16,152
		10,751,883
Software - 16.8%
Accelrys, Inc. (a)	737	4,614
Activision, Inc. (a)	4,319	67,895
Actuate Corp. (a)	2,431	5,761
Adobe Systems, Inc.	7,681	465,161
Advent Software, Inc. (a)	1,121	22,431
Agile Software Corp. (a)	2,069	17,297
Altiris, Inc. (a)	833	23,324
American Software, Inc. Class A	951	5,658
Ansoft Corp. (a)	662	11,929
Ansys, Inc. (a)	750	23,018
Ascential Software Corp. (a)	2,027	27,709
Aspen Technology, Inc. (a)	1,148	6,624
Atari, Inc. (a)	2,532	5,748
Authentidate Holding Corp. (a)	825	5,726
Autodesk, Inc.	3,597	235,280
BEA Systems, Inc. (a)	13,595	109,848
BindView Development Corp. (a)	1,838	6,525
Blackbaud, Inc.	1,180	14,750
Blackboard, Inc.	935	14,306
Borland Software Corp. (a)	2,486	29,061
Business Objects SA sponsored ADR (a)	1,189	27,680
Captaris, Inc. (a)	2,149	10,552
Catapult Communications Corp. (a)	635	17,234
CCC Information Services Group, Inc. (a)	1,057	22,091
Check Point Software Technologies Ltd. (a)	7,933	188,329
Chinadotcom Corp. Class A (a)	2,961	13,058
Citrix Systems, Inc. (a)	5,446	128,580
Cognos, Inc. (a)	2,893	112,871
Compuware Corp. (a)	11,737	67,722
Concord Communications, Inc. (a)	618	5,741
Concur Technologies, Inc. (a)	1,142	10,735
Convera Corp. Class A (a)	1,608	7,493
Creo, Inc. (a)	1,565	21,180
DataMirror Corp. (a)	206	1,397
Datastream Systems, Inc. (a)	963	5,682
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Descartes Systems Group, Inc. (a)	893	$ 1,551
Digimarc Corp. (a)	710	6,539
E.piphany, Inc. (a)	3,007	13,592
Electronic Arts, Inc. (a)	9,674	473,059
Embarcadero Technologies, Inc. (a)	915	8,089
Epicor Software Corp. (a)	2,019	31,840
EPIQ Systems, Inc. (a)	646	9,684
Evolving Systems, Inc. (a)	203	725
FileNET Corp. (a)	1,427	38,258
Geac Computer Corp. Ltd. (a)	2,566	20,057
Hummingbird Ltd. (a)	422	10,141
Hyperion Solutions Corp. (a)	1,296	58,074
Informatica Corp. (a)	3,191	24,890
Intellisync Corp. (a)	1,702	3,064
Internet Security Systems, Inc. (a)	1,483	35,903
InterVideo, Inc.	605	6,812
Intervoice, Inc. (a)	1,422	18,486
Intuit, Inc. (a)	6,136	256,730
Jack Henry & Associates, Inc.	2,913	56,163
JAMDAT Mobile, Inc.	590	13,499
JDA Software Group, Inc. (a)	644	8,449
Kronos, Inc. (a)	1,026	51,854
Lawson Software, Inc. (a)	3,015	18,633
Macromedia, Inc. (a)	2,182	62,252
Macrovision Corp. (a)	1,640	43,542
Magic Software Enterprises Ltd. (a)	1,246	4,236
Magma Design Automation, Inc. (a)	958	12,990
Manhattan Associates, Inc. (a)	840	20,412
Manugistics Group, Inc. (a)	1,559	4,287
MAPICS, Inc. (a)	1,217	11,829
MapInfo Corp. (a)	784	9,369
Mentor Graphics Corp. (a)	2,477	31,086
Mercury Interactive Corp. (a)	2,667	121,642
Micromuse, Inc. (a)	3,179	16,715
MICROS Systems, Inc. (a)	664	48,718
Microsoft Corp.	348,684	9,348,164
MicroStrategy, Inc. Class A (a)	404	26,078
Mobius Management Systems, Inc. (a)	1,054	8,432
Motive, Inc.	867	11,054
MRO Software, Inc. (a)	735	9,445
Nassda Corp. (a)	1,100	4,708
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
NDS Group PLC sponsored ADR (a)	374	$ 11,800
NetIQ Corp. (a)	1,873	22,982
NetScout Systems, Inc. (a)	1,681	12,725
Novell, Inc. (a)	12,649	77,159
Nuance Communications, Inc. (a)	1,657	7,158
NYFIX, Inc. (a)	1,557	9,949
Open Solutions, Inc.	589	15,579
OpenTV Corp. Class A (a)	3,140	12,623
Opnet Technologies, Inc. (a)	1,106	9,556
Opsware, Inc. (a)	3,569	24,448
Oracle Corp. (a)	165,867	2,099,876
PalmSource, Inc. (a)	398	6,304
Parametric Technology Corp. (a)	9,733	56,938
Pegasystems, Inc. (a)	1,561	11,333
PeopleSoft, Inc. (a)	11,509	271,727
Pervasive Software, Inc. (a)	1,282	5,115
Phase Forward, Inc.	975	8,005
Phoenix Technologies Ltd. (a)	1,781	14,444
Plato Learning, Inc. (a)	886	6,193
Portal Software, Inc. (a)	1,401	4,833
Progress Software Corp. (a)	1,152	26,150
QAD, Inc.	960	7,910
Quality Systems, Inc. (a)	238	14,616
Quest Software, Inc. (a)	3,675	56,889
Radiant Systems, Inc. (a)	1,048	6,540
RADWARE Ltd. (a)	685	17,406
Red Hat, Inc. (a)	5,856	84,795
Renaissance Learning, Inc.	849	16,352
Retalix Ltd. (a)	546	10,374
Roxio, Inc. (a)	1,962	18,364
RSA Security, Inc. (a)	2,264	47,884
SAFLINK Corp. (a)	2,886	7,850
ScanSoft, Inc. (a)	3,794	13,848
SCO Group, Inc. (a)	176	700
Secure Computing Corp. (a)	1,421	14,807
SERENA Software, Inc. (a)	1,450	30,233
Shanda Interactive Entertainment Ltd. ADR	464	18,630
Siebel Systems, Inc. (a)	16,078	162,066
Sonic Solutions, Inc. (a)	602	11,619
SPSS, Inc. (a)	683	10,921
SS&C Technologies, Inc.	624	13,971
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	10,089	$ 643,779
Synopsys, Inc. (a)	5,027	88,626
Synplicity, Inc. (a)	1,694	9,520
Take-Two Interactive Software, Inc. (a)	1,273	44,491
TALX Corp.	391	11,495
Tecnomatix Technologies Ltd. (a)	525	6,552
THQ, Inc. (a)	1,060	22,748
TIBCO Software, Inc. (a)	7,737	88,976
Transaction Systems Architects, Inc. Class A (a)	1,334	27,374
Ulticom, Inc. (a)	1,349	24,215
Ultimate Software Group, Inc. (a)	884	11,289
VA Software Corp. (a)	2,086	5,152
Vastera, Inc. (a)	987	1,826
Verint Systems, Inc. (a)	1,071	44,061
Verisity Ltd. (a)	1,082	9,067
VERITAS Software Corp. (a)	13,674	299,461
Verity, Inc. (a)	1,336	18,317
WatchGuard Technologies, Inc. (a)	1,411	5,785
Wind River Systems, Inc. (a)	2,650	32,065
Witness Systems, Inc. (a)	902	13,521
		17,393,053
TOTAL INFORMATION TECHNOLOGY		50,743,800
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	796	17,074
Akzo Nobel NV sponsored ADR	1,949	80,669
Hawkins, Inc.	1,094	13,019
Headwaters, Inc. (a)	1,200	38,436
LESCO, Inc. (a)	1,061	12,732
Methanex Corp.	3,929	69,175
Nanophase Technologies Corp. (a)	626	3,862
Sigma Aldrich Corp.	2,155	128,718
Symyx Technologies, Inc. (a)	1,030	32,476
		396,161
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	9,138
Containers & Packaging - 0.2%
Anchor Glass Container Corp.	822	5,409
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Caraustar Industries, Inc. (a)	1,168	$ 18,793
Silgan Holdings, Inc.	668	36,272
Smurfit-Stone Container Corp. (a)	8,000	143,680
		204,154
Metals & Mining - 0.5%
Aber Diamond Corp. (a)	1,743	67,136
Alliance Resource Partners LP	215	15,104
Anglo American PLC ADR	864	21,038
Century Aluminum Co. (a)	1,180	30,232
Commonwealth Industries, Inc. (a)	1,619	21,193
Durban Roodepoort Deep Ltd. sponsored ADR (a)	4,781	8,271
Gibraltar Industries, Inc.	991	23,873
Ivanhoe Mines Ltd. (a)	8,616	61,753
Metal Management, Inc. (a)	906	23,810
Metals USA, Inc. (a)	811	15,206
NN, Inc.	1,342	17,097
Pan American Silver Corp. (a)	1,881	34,053
Randgold Resources Ltd. ADR (a)	1,472	18,665
Roanoke Electric Steel Corp.	599	10,776
Royal Gold, Inc.	906	16,054
Schnitzer Steel Industries, Inc. Class A	702	26,486
Silver Standard Resources, Inc. (a)	1,261	17,661
Steel Dynamics, Inc.	1,626	65,902
Steel Technologies, Inc.	420	12,298
Wheeling Pittsburgh Corp. (a)	523	19,131
		525,739
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	976	10,638
TOTAL MATERIALS		1,145,830
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.6%
Broadwing Corp. (a)	1,596	10,597
Commonwealth Telephone Enterprises, Inc. (a)	639	31,094
CT Communications, Inc.	802	10,610
D&E Communications, Inc.	839	10,991
General Communications, Inc. Class A (a)	1,637	16,763
Global Crossing Ltd. (a)	485	7,299
Golden Telecom, Inc.	1,416	42,902
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
HickoryTech Corp.	972	$ 10,332
ITC DeltaCom, Inc. (a)	1,721	2,943
Level 3 Communications, Inc. (a)(d)	21,588	74,479
MCI, Inc.	10,212	192,598
McLeodUSA, Inc. Class A (a)	5,360	1,394
North Pittsburgh Systems, Inc.	769	19,294
Primus Telecommunications Group, Inc. (a)	2,302	6,975
PTEK Holdings, Inc. (a)	3,248	34,201
Shenandoah Telecommunications Co.	346	10,231
SureWest Communications	400	11,388
Talk America Holdings, Inc. (a)	989	6,250
Teleglobe International Holdings Ltd. (a)	1,380	4,733
Telewest Global, Inc. (a)	7,527	110,195
Time Warner Telecom, Inc. Class A (a)	1,250	4,738
U.S. LEC Corp. Class A (a)	1,291	4,351
Warwick Valley Telephone Co.	420	9,441
		633,799
Wireless Telecommunication Services - 1.6%
Aether Systems, Inc. (a)	2,467	9,177
Alamosa Holdings, Inc. (a)	3,935	42,892
At Road, Inc. (a)	2,107	12,705
Boston Communications Group, Inc. (a)	912	8,117
Centennial Communications Corp. Class A (a)	3,308	21,866
Dobson Communications Corp. Class A (a)	2,490	4,507
EMS Technologies, Inc. (a)	443	6,951
InPhonic, Inc.	1,005	25,638
Millicom International Cellular SA (a)	3,019	66,901
Nextel Communications, Inc. Class A (a)	34,613	985,086
Nextel Partners, Inc. Class A (a)	5,877	106,315
NII Holdings, Inc. (a)	2,105	91,062
SBA Communications Corp. Class A (a)	2,475	23,760
Telesystem International Wireless, Inc. (a)	5,421	62,989
TIM Hellas Telecommunications SA ADR	576	9,504
Ubiquitel, Inc. (a)	3,855	25,058
USA Mobility, Inc. (a)	1,072	38,978
Western Wireless Corp. Class A (a)	2,616	70,632
Wireless Facilities, Inc. (a)	2,684	22,224
		1,634,362
TOTAL TELECOMMUNICATION SERVICES		2,268,161
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	882	$ 30,394
Otter Tail Corp.	1,231	33,151
		63,545
Gas Utilities - 0.0%
EnergySouth, Inc.	465	13,387
Inergy LP	330	9,676
		23,063
Multi-Utilities & Unregulated Power - 0.0%
NorthWestern Energy Corp. (a)	1,050	26,933
Water Utilities - 0.1%
Artesian Resources Corp. Class A	571	16,588
Connecticut Water Service, Inc.	559	15,557
Middlesex Water Co.	728	14,487
Southwest Water Co.	973	13,243
York Water Co.	855	16,809
		76,684
TOTAL UTILITIES		190,225
TOTAL COMMON STOCKS (Cost $96,332,857)		100,906,887
U.S. Treasury Obligations - 1.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.60% to 1.61% 1/6/05 (e) (Cost $998,405)	$ 1,000,000	998,105
Money Market Funds - 2.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.98% (b)	657,444	$ 657,444
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	1,429,457	1,429,457
TOTAL MONEY MARKET FUNDS (Cost $2,086,901)		2,086,901
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $99,418,163)		103,991,893
NET OTHER ASSETS - (0.6)%		(659,102)
NET ASSETS - 100%		$ 103,332,791
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
76 Nasdaq 100 E-Mini Index Contracts	Dec. 2004	$ 2,390,960	$ 109,683

The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $623,816.
Income Tax Information
The fund hereby designates approximately $47,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (including securities loaned of $1,395,144) (cost $99,418,163) - See accompanying schedule		$ 103,991,893
Cash		29,223
Receivable for investments sold		13,998
Receivable for fund shares sold		57,525
Dividends receivable		1,095,042
Interest receivable		3,189
Prepaid expenses		360
Receivable from investment adviser for expense reductions		11,152
Other receivables		2,497
Total assets		105,204,879

Liabilities
Payable for investments purchased	$ 17,913
Payable for fund shares redeemed	320,765
Accrued management fee	19,943
Distribution fees payable	13,869
Payable for daily variation on futures contracts	7,344
Other affiliated payables	15,606
Other payables and accrued expenses	47,191
Collateral on securities loaned, at value	1,429,457
Total liabilities		1,872,088

Net Assets		$ 103,332,791
Net Assets consist of:
Paid in capital		$ 97,250,642
Undistributed net investment income		1,097,395
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		301,342
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,683,412
Net Assets, for 3,589,285 shares outstanding		$ 103,332,791
Net Asset Value, offering price and redemption price per share ($103,332,791 ÷ 3,589,285 shares)		$ 28.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended November 30, 2004

Investment Income
Dividends		$ 378,888
Special Dividends		1,029,228
Interest		34,832
Security lending		6,888
Total income		1,449,836

Expenses
Management fee	$ 187,028
Transfer agent fees	115,860
Distribution fees	46,750
Licensing fees	38,958
Accounting and security lending fees	33,213
Non-interested trustees' compensation	386
Custodian fees and expenses	19,099
Registration fees	48,190
Audit	53,086
Legal	2,676
Miscellaneous	4,259
Total expenses before reductions	549,505
Expense reductions	(199,558)	349,947
Net investment income (loss)		1,099,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	324,017
Foreign currency transactions	16
Futures contracts	84,721
Total net realized gain (loss)		408,754
Change in net unrealized appreciation (depreciation) on: Investment securities	2,586,547
Assets and liabilities in foreign currencies	(1)
Futures contracts	93,179
Total change in net unrealized appreciation (depreciation)		2,679,725
Net gain (loss)		3,088,479
Net increase (decrease) in net assets resulting from operations		$ 4,188,368

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2004	For the period September 25, 2003 (commencement of operations) to November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,099,889	$ 15,979
Net realized gain (loss)	408,754	(17,339)
Change in net unrealized appreciation (depreciation)	2,679,725	2,003,687
Net increase (decrease) in net assets resulting from operations	4,188,368	2,002,327
Distributions to shareholders from net investment income	(27,466)	-
Distributions to shareholders from net realized gain	(74,806)	-
Total distributions	(102,272)	-
Share transactions Proceeds from sales of shares	105,799,253	55,487,175
Reinvestment of distributions	96,366	-
Cost of shares redeemed	(36,422,527)	(27,812,489)
Net increase (decrease) in net assets resulting from share transactions	69,473,092	27,674,686
Redemption fees	86,906	9,684
Total increase (decrease) in net assets	73,646,094	29,686,697

Net Assets
Beginning of period	29,686,697	-
End of period (including undistributed net investment income of $1,097,395 and undistributed net investment income of $15,971, respectively)	$ 103,332,791	$ 29,686,697
Other Information Shares
Sold	3,837,378	2,150,156
Issued in reinvestment of distributions	3,434	-
Redeemed	(1,352,324)	(1,049,359)
Net increase (decrease)	2,488,488	1,100,797

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 26.97	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.38 E	.01
Net realized and unrealized gain (loss)	1.47	1.95
Total from investment operations	1.85	1.96
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.04)	-
Total distributions	(.06)	-
Redemption fees added to paid in capitalD	.03	.01
Net asset value, end of period	$ 28.79	$ 26.97
Total Return B, C	6.99%	7.88%
Ratios to Average Net Assets G
Expenses before expense reductions	.71%	1.30% A
Expenses net of voluntary waivers, if any	.45%	.45% A
Expenses net of all reductions	.45%	.45% A
Net investment income (loss)	1.41%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,333	$ 29,687
Portfolio turnover rate	5%	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.35 per share.

F For the period September 25, 2003 (commencement of operations) to November 30, 2003.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2004

1. Significant Accounting Policies.

Fidelity NASDAQ Composite Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and futures transactions.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 13,602,919
Unrealized depreciation	(9,177,460)
Net unrealized appreciation (depreciation)	4,425,459
Undistributed ordinary income	1,451,271
Undistributed long-term capital gain	151,225

Cost for federal income tax purposes	$ 99,566,434

The tax character of distributions paid was as follows:

November 30, 2004
Ordinary Income	$ 93,441
Long-term Capital Gains	8,831
Total	$ 102,272

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $74,067,899 and $3,679,187, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan. The fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the fund. For the period, the distribution fees were equivalent to an annualized rate of.06% of average net assets. The total amounts paid to and retained by FDC were $46,750 and $0, respectively.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the fund whereby the fund pays FMR the amount of the license fee at the rate of up to .06% of the fund's average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $26,501 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR has voluntarily agreed to reimburse the fund through October 1, 2006, to the extent annual operating expenses exceeded .45% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $199,461.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $97.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity NASDAQ Composite Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity NASDAQ Composite Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the portfolio of investments, as of November 30, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year ended November 30, 2004 and for the period September 25, 2003 (commencement of operations) to November 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity NASDAQ Composite Index Fund as of November 30, 2004, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year ended November 30, 2004 and for the period September 25, 2003 (commencement of operations) to November 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research
(Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Nasdaq Composite Index (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Trustee of Fidelity Commonwealth Trust. Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously,
Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Trustee of Fidelity Commonwealth Trust. Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (45)

Year of Election or Appointment: 2003

Vice President of Nasdaq Composite Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (56)

Year of Election or Appointment: 2003

Secretary of Nasdaq Composite Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Nasdaq Composite Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Nasdaq Composite Index. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2003

Chief Financial Officer of Nasdaq Composite Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Nasdaq Composite Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Nasdaq Composite Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Nasdaq Composite Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2003 Assistant Treasurer of Nasdaq Composite Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Nasdaq Composite Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2003 Assistant Treasurer of Nasdaq Composite Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Nasdaq Composite Index. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2003

Assistant Treasurer of Nasdaq Composite Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity NASDAQ Composite Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Pay Date	Record Date	Dividends	Capital Gains
12/20/04	12/17/04	$0.30	$0.08
01/10/05	01/07/05	-	$0.06

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% and 7% of the dividends distributed in December 2003 and January 2004, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	12,221,814,216.15	73.238
Against	3,155,449,238.56	18.908
Abstain	587,539,807.37	3.521
Broker Non-Votes	723,047,068.58	4.333
TOTAL	16,687,850,330.66	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	15,841,707,644.41	94.930
Withheld	846,142,686.25	5.070
TOTAL	16,687,850,330.66	100.000
Ralph F. Cox
Affirmative	15,797,852,227.84	94.667
Withheld	889,998,102.82	5.333
TOTAL	16,687,850,330.66	100.000
Laura B. Cronin
Affirmative	15,839,639,342.73	94.917
Withheld	848,210,987.93	5.083
TOTAL	16,687,850,330.66	100.000
Dennis J. Dirks B
Affirmative	15,848,904,973.82	94.973
Withheld	838,945,356.84	5.027
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	15,823,470,035.51	94.820
Withheld	864,380,295.15	5.180
TOTAL	16,687,850,330.66	100.000
George H. Heilmeier
Affirmative	15,839,665,226.61	94.917
Withheld	848,185,104.05	5.083
TOTAL	16,687,850,330.66	100.000
Abigail P. Johnson
Affirmative	15,781,077,913.19	94.566
Withheld	906,772,417.47	5.434
TOTAL	16,687,850,330.66	100.000
Edward C. Johnson 3d
Affirmative	15,754,759,829.98	94.409
Withheld	933,090,500.68	5.591
TOTAL	16,687,850,330.66	100.000
Donald J. Kirk
Affirmative	15,813,230,768.50	94.759
Withheld	874,619,562.16	5.241
TOTAL	16,687,850,330.66	100.000
Marie L. Knowles
Affirmative	15,851,883,968.67	94.991
Withheld	835,966,361.99	5.009
TOTAL	16,687,850,330.66	100.000
Ned C. Lautenbach
Affirmative	15,854,530,564.20	95.006
Withheld	833,319,766.46	4.994
TOTAL	16,687,850,330.66	100.000
Marvin L. Mann
Affirmative	15,816,737,319.52	94.780
Withheld	871,113,011.14	5.220
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	15,823,167,179.17	94.818
Withheld	864,683,151.49	5.182
TOTAL	16,687,850,330.66	100.000
Robert L. Reynolds
Affirmative	15,845,001,714.22	94.949
Withheld	842,848,616.44	5.051
TOTAL	16,687,850,330.66	100.000
Cornelia M. Small B
Affirmative	15,840,247,943.36	94.921
Withheld	847,602,387.30	5.079
TOTAL	16,687,850,330.66	100.000
William S. Stavropoulos
Affirmative	15,830,742,293.62	94.864
Withheld	857,108,037.04	5.136
TOTAL	16,687,850,330.66	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer Agent

Fidelity Service Company, Inc.
Boston, MA

Shareholder Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EIF-UANN-0105
1.795563.101

Item 2. Code of Ethics

As of the end of the period, November 30, 2004, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Nasdaq Composite Index Tracking Stock (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A, B
Fidelity Nasdaq Composite Index Tracking Stock	$50,000	$21,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$10,500,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Nasdaq Composite Index Tracking Stock commenced operations on September 25, 2003.

For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Nasdaq Composite Index Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A, B
Fidelity Nasdaq Composite Index Fund	$31,000	$23,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,400,000	$4,300,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Nasdaq Composite Index Fund commenced operations on September 25, 2003.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003 A, B, C
Fidelity Nasdaq Composite Index Tracking Stock	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Nasdaq Composite Index Tracking Stock commenced operations on September 25, 2003.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003 A, B, C
Fidelity Nasdaq Composite Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Nasdaq Composite Index Fund commenced operations on September 25, 2003.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A	2003A, B, C
PwC	$0	$50,000
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Nasdaq Composite Index Tracking Stock's and Fidelity Nasdaq Composite Index Fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A	2003A, B, C
Fidelity Nasdaq Composite Index Tracking Stock	$2,200	$2,800
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Nasdaq Composite Index Tracking Stock commenced operations on September 25, 2003.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A	2003A, B, C
Fidelity Nasdaq Composite Index Fund	$3,900	$2,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Nasdaq Composite Index Fund commenced operations on September 25, 2003.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A, B, C
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Nasdaq Composite Index Tracking Stock's and Fidelity Nasdaq Composite Index Fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A	2003A, B, C
Fidelity Nasdaq Composite Index Tracking Stock	$1,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Nasdaq Composite Index Tracking Stock commenced operations on September 25, 2003.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A	2003A, B, C
Fidelity Nasdaq Composite Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Nasdaq Composite Index Fund commenced operations on September 25, 2003.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A, B, C
PwC	$540,000	$140,000
Deloitte Entities	$850,000	$160,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Nasdaq Composite Index Tracking Stock's and Fidelity Nasdaq Composite Index Fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended November 30, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Nasdaq Composite Index Tracking Stock	0%

According to Deloitte Entities for the fiscal year ended November 30, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Fidelity Nasdaq Composite Index Fund	0%

(g) For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate fees billed by PwC of $2,700,000A and $1,850,000A,B,C for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B,C
Covered Services	$550,000	$200,000
Non-Covered Services	$2,150,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Nasdaq Composite Index Tracking Stock's commencement of operations.

For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate fees billed by Deloitte Entities of $1,600,000A and $1,350,000A,B,C for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B,C
Covered Services	$850,000	$150,000
Non-Covered Services	$750,000	$1,200,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Nasdaq Composite Index Fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock:

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of November 30, 2004, the members of the audit committee were Marie Knowles, Robert Gates, Donald Kirk and William McCoy. Mr. Kirk retired effective December 31, 2004.

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Fund:

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005